As filed with the Securities and Exchange Commission on March 31, 2009

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 64	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 66	☒

(Check appropriate box or boxes)

NORTHERN FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Diana E. McCarthy	Owen T. Meacham, Assistant Secretary
Drinker Biddle & Reath LLP	The Northern Trust Company
One Logan Square	50 South LaSalle Street
18th and Cherry Streets	Chicago, IL 60603
Philadelphia, PA 19103

It Is Proposed That This Filing Become Effective (Check Appropriate Box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Preliminary Prospectus dated March 31, 2009

Subject to Completion

The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

NORTHERN FUNDS PROSPECTUS

•	NORTHERN ULTRA-SHORT FIXED INCOME FUND

•	NORTHERN TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

PROSPECTUS DATED [            ], 2009

An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or Northern Trust. An investment in the Funds involves investment risks, including possible loss of principal.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of Northern Funds are distributed by Northern Funds Distributors, LLC, 10 High Street, Suite 302, Boston, MA 02110. Northern Funds Distributors, LLC is not affiliated with Northern Trust.

OVERVIEW

Definitions

RISK/RETURN SUMMARY

Information about the objective, principal strategies, and risk characteristics of the Funds.

5	NORTHERN ULTRA-SHORT FIXED INCOME FUND

6	NORTHERN TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

8	PRINCIPAL INVESTMENT RISKS

11	FUND PERFORMANCE

12	FUND FEES AND EXPENSES

MANAGEMENT OF THE FUND

Details that apply to the Funds.

INVESTMENT ADVISER

16	ADVISORY FEES

17	FUND MANAGEMENT

18	OTHER FUND SERVICES

ABOUT YOUR ACCOUNT

How to open, maintain and close an account.

19	PURCHASING AND SELLING SHARES
19	Purchasing Shares
19	Opening an Account
21	Selling Shares

24	ACCOUNT POLICIES AND OTHER INFORMATION
24	Calculating Share Price
24	Timing of Purchase Requests
24	Miscellaneous Purchase Information
25	Timing of Redemption and Exchange Requests
25	Payment of Redemption Proceeds
25	Redemption Fees
26	Miscellaneous Redemption Information
26	Exchange Privileges
27	Policies and Procedures on Excessive Trading Practices
28	In-Kind Purchases and Redemptions
28	Telephone Transactions
28	Making Changes to Your Account Information
28	Signature Guarantees

28	Business Day
29	Good Order
29	Customer Identification Program
29	Early Closings
29	Emergency or Unusual Events
29	Financial Intermediaries
31	Portfolio Holdings
31	Shareholder Communications

32	DIVIDENDS AND DISTRIBUTIONS

33	TAX CONSIDERATIONS

RISKS, SECURITIES, TECHNIQUES AND FINANCIAL INFORMATION

35	RISKS, SECURITIES AND TECHNIQUES
35	Additional Information on Investment Objective, Principal Investment Strategies and Related Risks
41	Additional Description of Securities and Common Investment Techniques
Disclaimers

46	FINANCIAL INFORMATION

47	FOR MORE INFORMATION

47	ANNUAL/SEMIANNUAL REPORTS

47	STATEMENT OF ADDITIONAL INFORMATION

OVERVIEW

NORTHERN FUNDS (THE “TRUST”) IS A FAMILY OF NO-LOAD MUTUAL FUNDS THAT OFFERS A SELECTION OF FUNDS TO INVESTORS, EACH WITH A DISTINCT INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

The descriptions on the following pages may help you decide whether you should invest in the Northern Ultra-Short Fixed Income Fund and Northern Tax-Advantaged Ultra-Short Fixed Income Fund (each a “Fund” collectively, the “Funds”). Keep in mind, however, that no fund can guarantee it will meet its investment objective, and no fund should be relied upon as a complete investment program.

This Prospectus describes the Funds, fixed-income funds, which are currently offered by the Trust. The Trust also offers other funds, including additional fixed-income, equity index, equity and money market funds, which are described in separate prospectuses.

In addition to the instruments described on the following pages, the Funds may use various investment techniques in seeking their investment objectives. You can learn more about these techniques and their related risks by reading “Risks, Securities and Techniques” in this Prospectus beginning on page          and in the Statement of Additional Information (“Additional Statement”).

NORTHERN ULTRA-SHORT FIXED INCOME FUND

Investment Objective

The Fund seeks to maximize total return to the extent consistent with preservation of principal.

Principal Investment Strategies and Risks

Investment Strategies. In seeking to maximize total return, the Fund will, under normal circumstances, invest primarily (and not less than 80%) of its net assets in fixed-income securities. These may include:

•	Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises;

•	Obligations of state, local and foreign governments;

•	Commercial paper and other obligations of domestic and foreign banks and corporations;

•	Zero coupon bonds, debentures, preferred stock and convertible securities;

•	Mortgage and other asset-backed securities; and

•	Repurchase agreements relating to the above instruments.

The Fund invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by the Investment Adviser). The Fund’s average portfolio is expected to be “A” or better. The Fund will focus primarily on U.S. securities, but may invest in fixed-income securities of foreign issuers. The Fund’s investments in foreign securities will consist only of U.S. dollar-denominated securities.

The Fund is not a money market fund, and its share price will fluctuate.

In buying and selling securities for the Fund, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-backed and corporate securities) that the team believes will provide a favorable return in light of these risks.

The Fund’s dollar-weighted average maturity, under normal circumstances, will range between six and eighteen months. Under normal circumstances, the Fund will invest only in securities with effective or final maturities of three years or less. The investment management team may adjust the Fund’s holdings based on actual or anticipated changes in interest rates or credit quality, and may shorten the Fund’s average maturity below six months based on the investment management’s interest rate outlook or adverse market conditions.

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest, to a lesser extent, in futures contracts, options and swaps, all of which are considered to be derivative instruments. The Fund’s investments in these types of securities will be for hedging purposes.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Risks. These principal investment risks apply to the Fund: market, management, liquidity, derivatives, interest rate/maturity, structured securities, prepayment (or call), debt extension, financial services sector, credit (or default), foreign securities, U.S. government securities, inflation, temporary investments and portfolio turnover risks. See page          for a discussion of these risks.

More information on the Fund’s investment strategies and techniques is provided in “Risks, Securities and Techniques” beginning on page          of this Prospectus.

NORTHERN TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

Investment Objective

The Fund seeks to maximize total return, adjusted for the federal maximum tax rate, to the extent consistent with preservation of principal.

Principal Investment Strategies and Risks

Investment Strategies. In seeking to maximize after-tax total return, the Fund will, under normal circumstances, invest primarily (and not less than 80%) of its net assets in fixed-income securities. These may include:

•	Obligations of state, local and foreign governments;

•	Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises;

•	Commercial paper and other obligations of domestic and foreign banks and corporations;

•	Zero coupon bonds, debentures, preferred stock and convertible securities;

•	Mortgage and other asset-backed securities; and

•	Repurchase agreements relating to the above instruments.

The Fund invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by the Investment Adviser). The Fund’s average portfolio quality is expected to be “A” or better. The Fund will focus primarily on U.S. securities, but may invest in fixed-income securities of foreign issuers. The Fund’s investments in foreign securities will consist only of U.S. dollar-denominated securities.

The Fund is not a money market fund, and its share price will fluctuate.

The Fund seeks to balance investment considerations to achieve a best net after-tax total return for an investor in the maximum federal tax bracket. The tax advantaged strategies used by the Fund include analyzing after-tax returns of different securities in the fixed income market and seeking best net after-tax yield and total return opportunities in both taxable and tax-exempt securities.

The Fund is not limited in the amount of its assets that may be invested in alternative minimum tax (“AMT”) obligations (also known as private activity bonds), which pay interest that may be treated as an item of tax preference to shareholders under the federal alternative minimum tax. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.

The Fund’s dollar-weighted average maturity, under normal circumstances, will range between six and eighteen months. Under normal circumstances, the Fund will invest only in securities with effective or final maturities of three years or less. The investment management team may adjust the Fund’s holdings based on actual or anticipated changes in interest rates or credit quality, and may shorten the Fund’s duration below six months based on the investment management’s interest rate outlook or adverse market conditions.

In buying and selling securities for the Fund, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as general obligation bonds, corporate-backed municipal bonds, revenue obligation bonds, and other municipal securities, treasury, agency, asset-backed, mortgage-backed and corporate securities) that the team believes will provide a favorable net after-tax return in light of these risks.

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest, to a lesser extent, in futures contracts, options, and swaps, all of which are considered to be derivative instruments. The Fund’s investments in these types of securities will be for hedging purposes. In addition, to enhance current income, the Fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the Fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Risks. These principal investment risks apply to the Fund: market, management, liquidity, derivatives, interest rate/maturity, structured securities, prepayment (or call), debt extension, financial services sector, credit (or default), foreign securities, U.S. government securities, inflation, temporary investments, project/industrial development bond, tax and portfolio turnover risks. See page          for a discussion of these risks.

More information on the Fund’s investment strategies and techniques is provided in “Risks, Securities and Techniques” beginning on page          of this Prospectus.

PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk that will affect the value of a Fund’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in each Fund.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC, ANY OTHER GOVERNMENT AGENCY OR NORTHERN TRUST.

The following summarizes the principal risks that apply to the Funds.

RISKS THAT APPLY TO BOTH FUNDS

Market risk is the risk that the value of the securities in which the Funds invest may go up or down in response to the prospects of individual issuers and/or general economic conditions. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in each Fund’s NAV in response to market movements, and over longer periods during market downturns. During 2008, U.S. and international markets experienced extraordinary volatility, substantially lower valuations, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the risks described in the Prospectus may be heightened. The U.S. government has taken numerous steps to alleviate these market concerns, including without limitation, acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. However, there is no assurance that such actions will be successful. Continuing market problems and government intervention in the economy may adversely effect the Funds.

Management risk is the risk that a strategy used by the investment management team may fail to produce the intended results.

Liquidity risk is the risk that the Funds will not be able to pay redemption proceeds within the time periods described in this Prospectus because of an inability to sell securities of companies, including small and mid-sized companies, due to low trading volume; unusual market conditions; an unusually high volume of redemption requests; or other reasons. Recent events have caused the markets for some Fund securities to experience lower valuations and reduced liquidity. Certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on fund management or performance.

Derivatives risk is the risk that loss may result from the Funds’ investments in options, futures, swaps, structured securities and other derivative instruments, which may be leveraged. Investments in derivative instruments may result in losses exceeding the amounts invested. The Funds use derivatives to hedge against market declines. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Funds’ losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed income securities held by the Funds to decline in value. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term securities.

Structured securities risk is the risk that loss may result from the Funds’ investments in structured securities, which are considered to be derivative instruments because their value is based on changes in the specific currencies, commodities, securities, indices or other financial indicators. For these reasons, structured securities present additional risk that the interest paid to the Funds on a structured security will be less than expected, and that the principal amount invested will not be returned to the Funds. As a result, investments in structured securities may adversely affect each Fund’s net asset value (“NAV”). In some cases it is possible that the Funds may suffer a total loss on its investment in a structured security.

Prepayment (or call) risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Funds (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Funds may be unable to recoup all of their initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Funds’ income, total return and share price.

Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Funds (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Funds will suffer from the inability to invest in higher yielding securities.

Financial services sector risk is the risk that an economic downturn or other market event could have a significant negative effect on issuers in the financial services sector. The Funds may focus their investments in this sector, which increases the risk of your investment. With respect to collateral received in repurchase transactions or other investments, the Funds may have significant exposure to the financial services and mortgage markets. Such exposure, depending on market conditions, could have a negative impact on the Funds, including minimizing the value of any collateral.

Credit (or default) risk is the risk that a U.S. or foreign issuer or guarantor of a security, or a counterparty to a transaction, may default on its payment obligations or experience a decline in credit quality. Generally, the lower the credit rating of a security, issuer, guarantor or counterparty, the higher the degree of risk as to the payment of interest and return of principal. Also, a downgrade in the credit quality of a security or its issuer or guarantor may cause the security to decline in value. Investment grade fixed-income securities are generally believed to have relatively low degrees of credit risk. The Funds intend to enter into financial transactions with counterparties that are creditworthy at the time of the transaction. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that the Funds focus its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

Foreign securities risk is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards, or other factors.

U.S. government securities risk is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. government securities purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Funds may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Inflation risk is the risk that the Funds may be required to liquidate certain investments when it is not advantageous to do so in order to make distributions to shareholders. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the Funds may be required to make annual distributions to shareholders that exceed the cash the Funds received, which may cause the Funds to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

Temporary investment risk is the risk that the Funds may not achieve their investment objectives when they hold cash or invest their assets in short-term obligations. The Funds may also miss investment opportunities and have a lower total return during these periods. The Funds may hold cash and/or invest all or a portion of their assets in short-term obligations in response to adverse market, economic or other conditions when the investment management team believes that it is in the best interest of the Funds to pursue such a defensive strategy. The investment management team may, however, choose not to make such temporary investments even in very volatile or adverse conditions.

Portfolio turnover risk is the risk that high portfolio turnover is likely to result in increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

RISKS THAT APPLY PRIMARILY TO THE NORTHERN TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

Project/Industrial development bond risk is the risk that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

Tax risk is the risk that the Fund may not be successful in maximizing the Fund’s after-tax return. As a result, the implementation of the Fund’s tax managed strategies may not materially reduce the amount of taxable income and capital gains distributed by the Fund to shareholders.

More information about the Funds’ investment strategies and techniques is provided in “Risks, Securities and Techniques” beginning on page         . You should carefully consider the risks discussed in this section and in “Risks, Securities and Techniques” before investing in the Funds.

FUND PERFORMANCE

The bar chart and performance table have been omitted because the Funds have been in operation for less than one calendar year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. Please see below for the relevant footnotes to the following table. Please note that the following information does not reflect any charges that may be imposed by The Northern Trust Company (“TNTC”), its affiliates, correspondent banks and other institutions on their customers. (For more information, please see “Account Policies and Other Information – Financial Intermediaries” on page __.)

SHAREHOLDER FEES

(fees paid directly from your investment)

FUND	SALES CHARGE (LOAD) IMPOSED ON PURCHASES	DEFERRED SALES CHARGE (LOAD)	SALES CHARGE (LOAD) IMPOSED ON REINVESTED DISTRIBUTIONS	REDEMPTION FEES (1)		EXCHANGE FEES
Northern Ultra-Short Fixed Income Fund	None	None	None	1.00	%(2)	None
Northern Tax-Advantaged Ultra-Short Fixed Income Fund	None	None	None	1.00	%(2)	None

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

FUND	MANAGEMENT FEES	DISTRIBUTION (12B-1) FEES (3)	OTHER EXPENSES (4)	TOTAL ANNUAL FUND OPERATING EXPENSES (5)
Northern Ultra-Short Fixed Income Fund	0.15%	0.00%	0.54%	0.69%
Northern Tax-Advantaged Ultra-Short Fixed Income Fund	0.15%	0.00%	0.40%	0.55%

Footnotes

1.	A fee of $15.00 may be applicable for each wire redemption.

2.	The Fund has a redemption fee on shares sold or exchanged (as a percentage of amount redeemed) within 90 days of purchase.

3.	The Board of Trustees has adopted a Distribution and Service Plan in accordance with Rule 12b-1 but the Plan has not been implemented with respect to the Funds. The Rule 12b-1 Plan may be implemented at any time without further Board approval. The Funds do not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of the Funds’ average net assets under Northern Funds’ Distribution and Service Plan.

4.	These expenses include custody, accounting, transfer agency and administration fees, shareholder servicing fees, proxy costs, if any, as well as other customary Fund expenses. The Administrator is entitled to an administration fee from the Funds at an annual rate of 0.15 % of the average daily net assets of the Funds. The Transfer Agent is entitled to transfer agency fees of 0.10 % of the average daily net assets of the Funds.

5.	As a result of the Investment Adviser’s voluntary expense reimbursements, “Total Annual Net Fund Operating Expenses” that are expected to be actually incurred by the Funds during the current fiscal year are set forth below. By operation of these voluntary expense reimbursements at their current rates, the total estimated fees to be paid by the Funds to TNTC and its affiliates for their services to the Funds approximate “Total Annual Net Fund Operating Expenses.” The Investment Adviser’s voluntary expense reimbursements may be modified, terminated or implemented at any time at the option of the Investment Adviser. When this occurs, “Total Annual Net Fund Operating Expenses” may increase (or decrease) without shareholder approval.

	TOTAL ANNUAL NET FUND OPERATING EXPENSES – AFTER VOLUNTARY EXPENSE REIMBURSEMENTS (see footnote 5 above)

FUND	MANAGEMENT FEES	DISTRIBUTION (12B-1) FEES	OTHER EXPENSES	REIMBURSED AMOUNTS *	TOTAL ANNUAL NET FUND OPERATING EXPENSES
Northern Ultra-Short Fixed Income Fund	0.15%	0.00%	0.54%	0.44%	0.25%
Northern Tax-Advantaged Ultra-Short Fixed Income Fund	0.15%	0.00%	0.40%	0.30%	0.25%

Example

The following Example is intended to help you compare the cost of investing in the Funds (without expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND	1 YEAR			3 YEARS
Northern Ultra-Short Fixed Income Fund	$	[	]	$	[	]
Northern Tax-Advantaged Ultra-Short Fixed Income Fund	$	[	]	$	[	]

INVESTMENT ADVISER

Northern Trust Investments, N.A. (“NTI” or the “Investment Adviser”) is a subsidiary of TNTC and serves as the Investment Adviser of the Funds. NTI is located at 50 South LaSalle Street, Chicago, IL 60603. Unless otherwise indicated, NTI and TNTC are referred to collectively in this Prospectus as “Northern Trust.”

NTI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. TNTC is the principal subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2008, it had assets under custody of $3.0 trillion, and assets under investment management of $575.5 billion.

Under the Advisory Agreement with the Trust, the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees, is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities.

ADVISORY FEES

As compensation for advisory services and the assumption of related expenses, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s average daily net assets). A discussion regarding the Board of Trustees’ basis for approving the Funds’ Advisory Agreement will be included in the Funds’ semi-annual report to shareholders.

	Contractual Rate
Fund	First $1.5 Billion	Next $1 Billion	Over $2.5 Billion
Northern Ultra-Short Fixed Income Fund	0.15%	0.141%	0.135%
Northern Tax-Advantaged Ultra-Short Fixed Income Fund	0.15%	0.141%	0.135%

FUND MANAGEMENT

Below is information regarding the management of the Funds.

The managers for the Northern Ultra-Short Fixed Income Fund are Carol H. Sullivan and Scott B. Warner. Ms Sullivan is a Senior Vice President of Northern Trust and has been manager since May 2008. Ms. Sullivan joined Northern Trust in 1996 and has been a director of the Enhanced Cash Group responsible for managing taxable and tax exempt accounts.

Mr. Warner is a Vice President of Northern Trust and has been manager since May 2008. Mr. Warner has been an Officer in Short Duration Fixed Income since February 2003 and is responsible for managing taxable and tax-exempt portfolios in the Enhanced Cash Group. Mr. Warner has been with Northern Trust since 2000.

The managers for the Northern Tax-Advantaged Ultra-Short Fixed Income Fund are Carol H. Sullivan and Patrick D. Quinn. Mr. Quinn is a Vice President of Northern Trust and has been manager since May 2008. Mr. Quinn is also a Senior Portfolio Manager in the Enhanced Cash Group.

Additional information about the Fund Managers’ compensation, other accounts managed by the Fund Managers and the Fund Managers’ ownership of securities in the Funds is available in the Additional Statement.

OTHER FUND SERVICES

TNTC serves as Transfer Agent and Custodian for the Funds. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. In addition, NTI serves as Administrator for the Funds. The fees that TNTC and NTI receive for their services in these capacities are described under “Fund Fees and Expenses” on page          and in the Additional Statement.

TNTC, NTI and other Northern Trust affiliates may provide other services to the Funds and receive compensation for such services, if consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules, exemptive orders and no-action letters issued by the SEC thereunder. Unless required, investors in the Funds may or may not receive specific notice of such additional services and fees.

PURCHASING AND SELLING SHARES

PURCHASING SHARES

You may purchase shares directly from the Trust or, if you maintain certain accounts, through Northern Trust and certain other institutions. If you have any questions or need assistance in opening an investment account or purchasing shares, call 800-595-9111.

OPENING AN ACCOUNT

Directly from the Funds. You may open a shareholder account and purchase shares directly from the Funds with a minimum initial investment of $1,000,000 in the Funds ($2,500 for an IRA and employees of Northern Trust and its affiliates). There is no minimum subsequent investment (except for reinvestments of distributions for which there is no minimum). The Funds reserve the right to waive these minimums.

For your convenience, there are a number of ways to invest directly in the Funds:

BY MAIL

•	Read this Prospectus carefully.

•	Complete and sign the New Account Application.

•	Enclose a check payable to Northern Funds.

•

If you are investing on behalf of a corporation or other entity, your New Account Application must be accompanied by a certified corporate resolution or other acceptable evidence of authority (if applicable).

•	Mail your check, certified corporate resolution (if applicable) and completed New Account Application to:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

•	For overnight delivery use the following address:

Northern Funds

801 South Canal Street

Chicago, Illinois 60607

•	For subsequent investments:

•	Enclose your check with the investment slip portion of the confirmation of your previous investment; or

•	Indicate on your check or a separate piece of paper your name, address and account number.

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash, travelers checks, money orders and third party checks are not acceptable.

BY WIRE OR AUTOMATED CLEARING HOUSE (“ACH”) TRANSFER

To open a new account:

•	For more information or instructions regarding the purchase of shares, call the Northern Funds Center at 800-595-9111.

•	Complete a New Account Application and send it to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

To add to an existing account:

•	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

(Reference 10-Digit Fund account number)

(Reference Shareholder’s Name)

BY DIRECT DEPOSIT

To purchase additional shares:

•	Determine if your employer has direct deposit capabilities through the ACH.

•	Have your employer send payments to:

ABA Routing No. 0710-00152

(Reference 10-Digit Fund account number)

(Reference Shareholder’s Name)

•	The minimum periodic investment for direct deposit is $50.

BY AUTOMATIC INVESTMENT

To open a new account:

•	Complete a New Account Application, including the Automatic Investment section.

•	Send it to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

•	The minimum initial investment is $250; $50 for monthly minimum additions.

To add to an existing account:

•	Call 800-595-9111 to obtain an Automatic Investment Plan Form.

•	The minimum for automatic investment additions is $50.

If you discontinue participation in the plan, the Funds reserve the right to redeem your account involuntarily, upon 30 days’ written notice, if the account’s net asset value (“NAV”) is $1,000 or less. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum amount solely because of a decline in the Funds’ NAV.

BY DIRECTED REINVESTMENT

You may elect to have your income dividend and capital gain distributions automatically invested in another Fund account.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account (which must meet the minimum investment requirement).

BY EXCHANGE

You may open a new account or add to an existing account by exchanging shares of one Fund of the Trust for shares of any other Fund offered by the Trust. See “Selling Shares – By Exchange.”

BY INTERNET

You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northernfunds.com or contact your Relationship Manager.

THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you have an account with Northern Trust, you may purchase shares through Northern Trust. You also may purchase shares through other financial institutions that have entered into agreements with the Trust. To determine whether you may purchase shares through your institution, contact your institution directly or call 800-595-9111. Northern Trust and other financial institutions may impose charges against your account which will reduce the net return on an investment in a Fund. These charges may include asset allocation fees, account maintenance fees, sweep fees, compensating balance requirements or other charges based upon account transactions, assets or income.

SELLING SHARES

Redeeming and exchanging directly from the Funds

If you purchased shares directly or, if you purchased your shares through an account at Northern Trust or another financial institution and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

BY MAIL

Send a written request to:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

The redemption request must include:

•	The number of shares or the dollar amount to be redeemed;

•	The Fund account number;

•	The signatures of all account owners;

•	A signature guarantee also is required if:

•	The proceeds are to be sent elsewhere than the address of record, or

•	The redemption amount is greater than $50,000.

BY WIRE

If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank.

•	Call the Transfer Agent at 800-595-9111 for instructions.

•	The minimum amount that may be redeemed by this method is $250.

BY SYSTEMATIC WITHDRAWAL

If you own shares of a Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other Funds.

•	Call 800-595-9111 for an application form and additional information.

•	The minimum amount is $250 per withdrawal.

BY EXCHANGE

The Trust offers you the ability to exchange shares of one Fund in the Trust for another Fund in the Trust.

•	When opening an account, complete the Exchange Privilege section of the New Account Application or, if your account is already opened, send a written request to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

•	Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA).

•	Call 800-595-9111 for more information.

BY TELEPHONE

If you authorize the telephone privilege on your New Account Application, you may redeem Trust shares by telephone.

•	If your account is already opened, send a written request to:

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

•	The request must be signed by each owner of the account and must be accompanied by signature guarantees.

•	Call 800-595-9111 to use the telephone privilege.

•

During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined on page          under “Selling Shares – By Mail” and outlined below under “Selling Shares – By Internet.”

BY INTERNET

You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northernfunds.com or contact your Relationship Manager.

REDEEMING AND EXCHANGING THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you purchased your shares through an account at Northern Trust or through another financial institution, you may redeem or exchange your shares according to the instructions pertaining to that account.

•

Although the Trust imposes no charges when you redeem shares of a Fund (other than the 1.00% redemption fee charged for shares of the Fund held for less than 90 days), when shares are purchased through an account at Northern Trust or through other financial institutions, a fee may be charged by those institutions for providing services in connection with your account.

•	Contact your account representative at Northern Trust or at another financial institution for more information about redemptions or exchanges.

ACCOUNT POLICIES AND OTHER INFORMATION

Calculating Share Price. The Trust issues shares and redeems shares at NAV. The NAV for each Fund is calculated by dividing the value of the Fund’s net assets by the number of the Fund’s outstanding shares. The NAV is calculated on each Business Day as of 3:00 p.m. Central time for each Fund. Fund shares may be priced on days when the New York Stock Exchange (the “Exchange”) is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received in good order on page         .

Investments of the Funds for which market quotations are readily available are priced at their market value. If market quotations are not readily available, or if it is believed that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be otherwise determined in good faith under procedures established by the Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by the Funds if an event occurs after the publication of market values normally used by the Funds but before the time as of which the Funds calculates their NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by the Funds, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time each Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, governmental actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Funds are valued at their amortized cost which, according to the Investment Adviser, approximates market value.

The Funds may hold foreign securities that trade on weekends or other days when the Funds do not price their shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

Timing of Purchase Requests. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary by 3:00 p.m. Central time on any Business Day will be executed the day they are received by either the Transfer Agent or other authorized intermediary, at that day’s closing share price for the Funds, provided that one of the following occurs:

•	The Transfer Agent receives payment by 3:00 p.m. Central time on the same Business Day; or

•

The requests are placed by a financial or authorized intermediary that has entered into a servicing agreement with the Trust and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the same Business Day or on the next Business Day, depending on the terms of the Trust’s agreement with the intermediary.

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m. Central time on a Business Day will be executed on the next Business Day, at that day’s closing share price for the Funds, provided that payment is made as noted above.

Miscellaneous Purchase Information.

•

You will be responsible for all losses and expenses of the Funds, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.

•

You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For additional details, please go to northernfunds.com or contact your Relationship Manager.

•	Exchanges into the Funds from another Fund in the Trust may be subject to any redemption fee imposed by the other Fund.

•	The Trust reserves the right to reject any purchase order. The Trust also reserves the right to change or discontinue any of its purchase procedures.

•	In certain circumstances, the Trust may advance the time by which purchase orders must be received. See “Early Closings” on page .

Timing of Redemption and Exchange Requests. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a Business Day by 3:00 p.m. Central time will be executed on the same day at that day’s closing share price for the Funds (less any applicable redemption fee).

Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m. Central time on a Business Day will be executed the next Business Day, at that day’s closing share price for the Funds (less any applicable redemption fee).

Payment of Redemption Proceeds. Redemption proceeds normally will be sent or credited on the Business Day following the Business Day on which such redemption request is received in good order by the deadline noted above. However, if you have recently purchased shares with a check or through an electronic transaction, payment may be delayed as discussed on page      under “Miscellaneous Redemption Information.”

Redemption Fees. The Funds charge a 1.00% redemption fee on the redemption of shares (including by exchange) held for 90 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.

The Funds are authorized to waive the redemption fee for the following transactions:

•

Redemptions from omnibus accounts, fee-based programs and employer-sponsored defined contribution plans maintained by financial intermediaries that inform the Funds that they are unable to impose a redemption fee on their underlying customer accounts;

•

Redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

•	Redemptions pursuant to systematic withdrawal plans and automatic exchange plans;

•	Redemptions of shares acquired by reinvestment of dividends, distributions or other payments;

•	Redemptions due to the death or the post-purchase disability of the beneficial owner of the account;

•	Redemptions to satisfy minimum required distributions from retirement accounts;

•	Redemptions representing the return of excess contributions in retirement accounts; and

•	Redemptions initiated by the Funds.

In addition to the circumstances noted above, the Funds reserve the right to waive the redemption fee in their discretion where they believe such waiver is consistent with the best interests of the Funds, to the extent permitted by law. The Funds also reserve the right to add, modify or eliminate the redemption fee or waivers at any time and will give 60 days’ prior written notice of any material changes, unless otherwise provided by law.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Funds will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Funds may not know whether a redemption fee is applicable or the identity of the customer who should pay the redemption fee. Due to operational requirements, a financial intermediary’s method for tracking and calculating the redemption fee may differ in some respects from that used by the Funds. Northern will ask financial intermediaries to assess redemption fees on shareholder accounts in appropriate cases and remit these fees to the Funds. However, for the reasons set forth above, there can be no assurance that the financial intermediaries will properly assess redemption fees. Customers purchasing shares from financial intermediaries should contact these intermediaries or refer to their account agreements or plan documents for more information on how the redemption fee is applied to their shares.

Miscellaneous Redemption Information. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. Redemptions are subject to the following restrictions:

•	The Trust may require any information from the shareholder reasonably necessary to ensure that a redemption request has been duly authorized.

•	Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

•

The Trust reserves the right, on 30 days’ written notice, to redeem the shares held in any account if, at the time of redemption, the NAV of the remaining shares in the account falls below $1,000. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in each Fund’s NAV.

•

If you are redeeming shares recently purchased by check or electronic transaction, your redemption request may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days.

•

The Trust and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders or the Transfer Agent.

•

You may initiate transactions between Northern Trust banking and the Trust’s accounts by using Northern Trust Private Passport. For additional details, please go to northernfunds.com or contact your Relationship Manager.

•	The Trust reserves the right to change or discontinue any of its redemption procedures.

•

The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to 7 days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Funds.

•	In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See “Early Closings” on page .

Exchange Privileges. You may exchange shares of one Fund in the Trust for share of another Fund in the Trust only if the registration of both accounts is identical. Both accounts must have the same owner’s name and title, if applicable. An exchange is a redemption of shares of one Fund and the purchase of shares of another Fund in the Trust. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss. The Trust reserves the right to waive or modify minimum investment requirements in connection with exchanges.

The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days’ written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange, you should read the Prospectus for the shares you are acquiring.

Policies and Procedures on Excessive Trading Practices. In accordance with the policy adopted by the Board of Trustees, the Trust discourages market timing and other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only. Excessive, short-term (market timing) trading practices may disrupt fund management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares by long-term shareholders. The Trust and Northern Trust reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Northern Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders (or Northern Trust), the Trust (or Northern Trust) will exercise this right if, in the Trust’s (or Northern Trust’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Northern Trust), has been or may be disruptive to the Funds. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of Northern Trust or any affiliated person or associated person of Northern Trust.

To deter excessive shareholder trading, a shareholder is restricted to no more than two “round trips” in the Funds during a calendar quarter. A “round trip” is a redemption or exchange out of a Fund followed by a purchase or exchange into the same Fund. The Trust is authorized to permit more than two “round trips” in the Funds during a calendar quarter if the Trust determines in its reasonable judgment that the Trust’s excessive trading policies would not be violated. Examples of such transactions include, but are not limited to, trades involving:

•	asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

•	systematic withdrawal plans and automatic exchange plans;

•	reinvestment of dividends, distributions or other payments;

•	a death or post-purchase disability of the beneficial owner of the account;

•	minimum required distributions from retirement accounts;

•	the return of excess contributions in retirement accounts; and

•	redemptions initiated by the Funds.

In addition, the Funds impose a redemption fee on redemptions made within 90 calendar days of purchase subject to certain exceptions. For further information, please see “Redemption Fees” on page __. As described below and in “Redemption Fees” it should be noted that the Trust’s ability to monitor and limit the trading activity of shareholders investing in the Funds through an omnibus account of a financial intermediary may be significantly limited or absent where the intermediary maintains the underlying shareholder accounts.

Pursuant to the policy adopted by the Board of Trustees, the Trust has developed criteria that it uses to identify trading activity that may be excessive. The Trust reviews on a regular and periodic basis available information relating to the trading activity in the Funds in order to assess the likelihood that the Funds may be the target of excessive trading. As part of its excessive trading surveillance process, the Trust, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. If, in its judgment, the Trust detects excessive, short-term trading, whether or not the shareholder has made two round trips in a calendar quarter, the Trust may reject or restrict a purchase or exchange request and may further seek to close an investor’s account with the Funds. The Trust may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Trust will apply the criteria in a manner that, in the Trust’s judgment, will be uniform.

Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. In addition, Fund shares may be held in omnibus 401(k) plans, retirement plans and other group accounts. Omnibus accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where the purchases and redemptions of Fund shares by the investors are netted against one another. The identities of individual investors whose purchase and redemption orders are aggregated are not known by the Funds. While Northern Trust may monitor share turnover at the omnibus account level, the Funds’ ability to monitor and detect market timing by shareholders or apply any applicable redemption fee in these omnibus accounts is limited. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Funds and Northern Trust will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

If necessary, the Trust may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediary’s customers. Financial intermediaries may also monitor their customers’ trading activities in the Trust. Certain financial intermediaries may monitor their customers for excessive trading according to their own excessive trading policies. The Trust may rely on these financial intermediaries’ excessive trading policies in lieu of applying the Trust’s policies. The financial intermediaries’ excessive trading policies may differ from the Trust’s policies, and there is no assurance that the procedures used by financial intermediaries will be able to curtail excessive trading activity in the Trust.

In-Kind Purchases and Redemptions. The Trust reserves the right to accept payment for shares in the form of securities that are permissible investments for the Funds. The Trust also reserves the right to pay redemptions by a distribution “in-kind” of securities (instead of cash) from the Funds. See the Additional Statement for further information about the terms of these purchases and redemptions.

Telephone Transactions. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing or follow the procedures found on pages      or      for initiating transactions by the Internet.

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder’s address of record.

The Trust reserves the right to refuse a telephone redemption.

Making Changes to Your Account Information. You may make changes to wiring instructions, address of record or other account information only in writing. These instructions must be accompanied by a signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program (“STAMP”), or other acceptable evidence of authority. Additional requirements may be imposed. In accordance with SEC regulations, the Funds and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder’s current address.

Signature Guarantees. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority must be provided. Additional requirements may be imposed by the Trust. In addition to the situations described in this Prospectus, the Trust may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

Business Day. A “Business Day” is each Monday through Friday when the New York Stock Exchange (the “Exchange”) is open for business. For any given calendar year, the Fund will be closed on the following holidays or as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Fund shares may be priced on days when the Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

Good Order. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered, including a certified corporate resolution or other acceptable evidence of authority (if applicable). Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable;

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 800-595-9111 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account will not be considered to be “in good order” unless the investor has provided all information required by the Trust’s “Customer Identification Program” described below.

Customer Identification Program. Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Trust. Applications without this information, or without an indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or the Trust’s customer identification program, the Trust reserves the right to: (a) place limits on account transactions until the investor’s identity is verified; (b) refuse an investment in the Trust; or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Trust and its agents will not be responsible for any loss in an investor’s account resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

Early Closings. The Funds reserve the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange and/or the bond market close early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, on any Business Day when SIFMA recommends that the bond markets close early, the Funds reserve the right to close at or prior to the SIFMA recommended closing time. If the Funds do so, they will cease granting same Business Day credit for purchase and redemption orders received at the Funds’ closing time and credit will be given on the next Business Day. The Board of Trustees of the Funds may also, for any Business Day, decide to change the time as of which each Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

Emergency or Unusual Events. In the event the Exchange does not open for business because of an emergency or unusual event, the Trust may, but is not required to, open the Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Funds are open for business during an emergency situation or unusual event, please call 800-595-9111 or visit northernfunds.com.

Financial Intermediaries. The Trust may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Trust. The Funds will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at each Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled.

The Trust may enter into agreements with certain financial intermediaries, including affiliates of Northern Trust, that perform support and/or distribution services for their customers who own Fund shares (“Service Organizations”). These support services may include:

•	assisting investors in processing purchase, exchange and redemption requests;

•	processing dividend and distribution payments from the Funds;

•	providing information to customers showing their positions in the Funds; and

•	providing subaccounting with respect to Fund shares beneficially owned by customers or the information necessary for subaccounting.

In addition, Service Organizations may provide distribution services, such as the forwarding of sales literature and advertising to their customers, in connection with the distribution of Fund shares.

For their services, Service Organizations may receive fees from the Funds at annual rates of up to 0.25% of the average daily NAV of the shares covered by their agreements. Because these fees are paid out of the Funds’ assets on an on-going basis, they will increase the cost of your investment in the Funds.

Northern Trust also may provide compensation to certain dealers and other financial intermediaries, including affiliates of Northern Trust, for marketing and distribution in connection with the Trust. Northern Trust may also sponsor informational meetings, seminars and other similar programs designed to market the Trust. The amount of such compensation and payments may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Investment Adviser (after adjustments). The additional compensation and payments will be paid by Northern Trust or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid.

Investors purchasing shares of the Funds through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges that will reduce the net return on an investment in the Funds. If an investor has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the investor may be required to redeem all or a portion of the investor’s investment in the Funds.

Conflict of interest restrictions may apply to the receipt of compensation by a Service Organization or other financial intermediary in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel.

State securities laws regarding the registration of dealers may differ from federal law. As a result, Service Organizations and other financial intermediaries investing in the Funds on behalf of their customers may be required to register as dealers.

Agreements that contemplate the provision of distribution services by Service Organizations and other financial intermediaries are governed by a Distribution and Service Plan (the “Plan”) that has been adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. Payments to Service Organizations and other financial intermediaries, including Northern Trust, under the Plan are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs. As of this date, the Plan has not been implemented with respect to the Funds.

Portfolio Holdings. The Funds, or their duly authorized service providers, may publicly disclose holdings of all Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

A complete schedule of the Funds’ holdings, current as of month end, will be available on the Funds’ Web site at northernfunds.com no earlier than ten (10) calendar days after the end of the respective period. This information will remain available on the Web site at least until the Funds file with the SEC their semiannual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Funds may terminate or modify this policy at any time without further notice to shareholders.

A further description of the Trust’s Policy on Disclosure of Portfolio Holdings is available in the Additional Statement.

Shareholder Communications. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of September 30 and with an annual report containing audited financial statements as of March 31. If you have consented to the delivery of a single copy of shareholder reports, prospectuses, proxy statements or information statements to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, IL 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation.

Northern Funds may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Funds Center at P.O. Box 75986, Chicago, IL 60675-5986, calling 800-595-9111 or by sending an e-mail to: northern-funds@ntrs.com.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS OF THE FUNDS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES OF THE FUNDS WITHOUT ANY SALES CHARGE.

You may, however, elect to have dividends or capital gain distributions (or both) paid in cash or reinvested in shares of another Fund in the Trust at its NAV per share. If you would like to receive dividends or distributions in cash or have them reinvested in another Fund in the Trust, you must notify the Transfer Agent in writing. This election will become effective for distributions paid two days after its receipt by the Transfer Agent. Dividends and distributions only may be reinvested in the Funds in the Trust in which you maintain an account.

Dividend and capital gain distributions that are returned to a Fund as undeliverable will be reinvested into your account upon return receipt at the Fund’s then current NAV. Also, future distributions will be reinvested until the Funds receive valid delivery instructions.

The following table summarizes the general distribution policies for the Funds. The Funds may, in some years, pay additional dividends or make additional distributions to the extent necessary for the Funds to avoid incurring unnecessary tax liabilities or for other reasons.

FUND	DIVIDENDS, IF ANY, DECLARED AND PAID *	CAPITAL GAINS, IF ANY, DECLARED AND PAID
Northern Ultra-Short Fixed Income Fund	Declared daily, paid monthly	Annually
Northern Tax-Advantaged Ultra-Short Fixed Income Fund	Declared daily, paid monthly	Annually

*	Shares of Funds that declare dividends daily are entitled to the dividends declared, if any, by a Fund beginning on the next Business Day after the purchase order is executed.

TAX CONSIDERATIONS

The following is a summary of certain tax considerations that may be relevant to investors in the Funds. The discussions of the federal tax consequences in the Prospectus and the Additional Statement are based on the Internal Revenue Code of 1986, as amended and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Except where otherwise indicated, the discussion relates to shareholders who are individual United States citizens or residents and is based on current tax law. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. The Funds intend to qualify as a regulated investment company for federal tax purposes, and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on each Fund’s distributions to you, regardless of whether they are paid in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of the Funds generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares. The maximum long-term gain capital gain rate applicable to individuals, estates and trusts is currently 15%. However, currently a sunset provision provides that the 15% long-term capital gain rate will increase to 20% for taxable years beginning after December 31, 2010. Every year, the Trust will send you information detailing the amount of ordinary income, exempt dividends and capital gains distributed to your account for the previous year.

The Northern Tax-Advantaged Ultra-Short Fixed Income Fund expects to pay “exempt-interest dividends” that generally are exempt from regular federal income tax. However, some dividends will be taxable, such as dividends that are attributable to gains on bonds that are acquired at a “market discount” and distributions of short and long-term capital gains. A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends also will be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

The Funds will generally invest in debt instruments and not in shares of stock on which dividend income will be received. As a result, the Funds do not expect to pay dividends that are eligible for the reduced individual income tax rate currently applicable to qualified dividend income or that will qualify for the dividends-received deduction for corporations.

Distributions from the Funds will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by the Funds in October, November or December and paid in January are taxed as though they were paid on December 31.

You should note that if you buy shares of the Funds shortly before they make a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges. The sale, exchange, or redemption of Fund shares is a taxable event on which a gain or loss may be recognized. For federal income tax purposes, an exchange of shares of one Fund for shares of another investment fund in the Trust is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a disposition of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable unless shares are acquired with borrowed funds.

Backup Withholding. The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 28% of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

U.S. Tax Treatment of Foreign Shareholders. Nonresident aliens, foreign corporations and other foreign investors in the Funds will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains and, in the case of distributions attributable to the Funds’ taxable years ending on or before November 30, 2010, net short-term capital gains, of the Funds. The exemption may not apply, however, if the investment in the Funds is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Fund distributions attributable to other categories of Fund income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Funds with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. Also, for the Funds’ taxable years ending on or before November 30, 2010, Fund distributions attributable to and properly designated by the Funds as U.S.-source interest income of the Funds will be exempt from U.S. federal income tax for foreign investors, but they may need to file a federal income tax return to obtain a refund of any withholding taxes.

For the Funds’ taxable years beginning after November 30, 2010, the exemption of foreign investors from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and short-term capital gains will be unavailable, but distributions attributable to long-term capital gains will continue to be exempt.

A foreign investor will generally not be subject to U.S. tax on gains realized on sales or exchanges of Fund shares unless the investment in the Funds is connected to a trade or business of the investor in the United States or if the investor is present in the United States for 183 days or more in a year and certain other conditions are met.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Funds.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of the Funds’ distributions, if any, that are attributable to interest earned by the Funds on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Your investment in the Funds could have additional tax consequences. This short summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Funds. More tax information relating to the Funds is also provided in the Additional Statement.

RISKS, SECURITIES AND TECHNIQUES

THIS SECTION TAKES A CLOSER LOOK AT SOME OF THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS WHICH ARE SUMMARIZED IN THE RISK/RETURN SUMMARY FOR THE FUNDS. It also explores the various investment securities and techniques that the Investment Adviser may use. The Funds may invest in other securities and are subject to further restrictions and risks that are described in the Additional Statement. Additionally, the Funds may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Funds’ investment objectives and strategies.

Additional Information on Investment Objective, Principal Investment Strategies and Related Risks

Investment Objective. The Funds’ investment objectives may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in the Funds having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Funds.

Asset-Backed Securities. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. Asset-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Examples of asset backed securities also include collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust typically collateralized by a pool that is backed by a diversified pool of high risk, below-investment-grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and other subordinate corporate loans, including loans that may be rated below-investment-grade or equivalent unrated loans.

Investment Strategy. The Funds may purchase securities that are secured or backed by mortgages issued by U.S. government agencies, instrumentalities or sponsored enterprises or guaranteed by the U.S. government, as well as other types of asset-backed securities. Such securities are subject to the same quality requirements as the other types of fixed-income securities held by the Funds.

Special Risks. In addition to credit and market risk, asset-backed securities may involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the service agent, the financial institution providing the credit support or the counterparty. Credit supports generally apply only to a fraction of a security’s value. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables. If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults. CBOs and CLOs are generally offered in tranches that vary in risk and yield. Both CBOs and CLOs can experience substantial losses due to actual defaults of the underlying collateral, increased sensitivity to defaults due to collateral default and disappearance of junior tranches that protect the more senior tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class.

The recent and unprecedented disruption in the residential mortgage-backed securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-backed securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate. Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions. These conditions have prompted a number of financial institutions to seek additional capital, to merge with other institutions and, in some cases, to fail. The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-backed securities held by the Funds. Additionally, a lack of credit availability, higher mortgage rates and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans. These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-backed securities (including the mortgage-backed securities are performing as anticipated, the value of such securities in the secondary market may nevertheless fall or continue to fall as a result of deterioration in general market conditions for such mortgage-backed securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-backed securities, thereby resulting in a decrease in value of such mortgage-backed securities, including the mortgage-backed securities owned by the Funds.

Derivatives. The Funds may purchase certain “derivative” instruments for hedging purposes. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest or currency exchange rates, or other indices. Derivative securities include futures contracts, options, interest rate and currency swaps, structured securities (including CMOs and other types of asset-backed securities and “stripped” securities and various floating rate instruments, including leveraged “inverse floaters”).

Investment Strategy. Under normal market conditions, the Funds may to a moderate extent invest in derivative securities including structured securities, options, futures, swaps and interest rate caps and floors if the potential risks and rewards are consistent with the Funds’ objectives, strategies and overall risk profile. In unusual circumstances, including times of increased market volatility, the Funds may make more significant investments in derivatives. The Funds may use derivatives for hedging purposes to offset a potential loss in one position by establishing an interest in an opposite position. The Funds may also use derivatives in anticipation of purchases of securities.

Special Risks. Engaging in derivative transactions involves special risks, including (a) market risk that the Funds’ derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Funds will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, the Funds may suffer a loss whether or not the analysis of the Investment Adviser is accurate.

In order to secure its obligations in connection with derivative contracts or special transactions, a Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

Foreign Investments. Foreign securities include direct investments in U.S. dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the U.S., and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as the European Coal and Steel Community and The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Investment Strategy. The Funds may invest, in foreign fixed income securities, including ADRs, foreign time deposits and other short-term instruments.

Special Risks. Foreign securities involve special risks and costs, which are considered by the Investment Adviser in evaluating the creditworthiness of issuers and making investment decisions for the Funds. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell a specified financial instrument or currency in the future at an agreed upon price. For example, a futures contract may obligate the Funds, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When the Funds purchase an option on a futures contract, they have the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Funds sell an option on a futures contract, they become obligated to purchase or sell a futures contract if the option is exercised.

Investment Strategy. The Funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These investments may be used for hedging purposes to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs.

The Trust, on behalf of the Funds, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Funds.

Special Risks. Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Funds’ securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Funds. Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protections as U.S. exchanges.

Interest Rate Swaps, Total Rate of Return Swaps, Credit Swaps, and Interest Rate Floors, Caps and Collars. Interest rate and currency swaps are contracts that obligate the Funds and another party to exchange their rights to pay or receive interest. Interest rate floors entitle the purchasers to receive interest payments if a specified index falls below a predetermined interest rate. Interest rate caps entitle the purchasers to receive interest payments if a specified index exceeds a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or, in the case of credit default swaps, the right to receive or make a payment from the other party, upon the occurrence of specific credit events.

Investment Strategy. To the extent consistent with its investment objective and strategies, the Funds may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes.

Special Risks. The use of swaps and interest rate floors, caps and collars is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like other derivative securities, these instruments can be highly volatile. If the Investment Adviser is incorrect in its forecasts of market values and interest rates, the investment performance of the Funds would be less favorable than it would have been if these instruments were not used. Because these instruments normally are illiquid, the Funds may not be able to terminate its obligations when desired. In addition, if the Funds are obligated to pay the return under the terms of a total rate of return swap, Fund losses due to unanticipated market movements potentially are unlimited. The Funds also may suffer a loss if the other party to a transaction defaults. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Investment Grade Securities. A security is considered investment grade if, at the time of purchase, it is rated:

•	BBB- or higher by Standard & Poor’s Rating Services (“S&P”);

•	Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”);

•	BBB- or higher by Fitch Ratings (“Fitch”); or

•	BBB- or higher by Dominion Bond Rating Service Limited (“Dominion”).

A security will be considered investment grade if it receives one of the above ratings, or a comparable rating from another organization that is recognized as a NRSRO, even if it receives a lower rating from other rating organizations. An unrated security also may be considered investment grade if the Investment Adviser determines that the security is comparable in quality to a security that has been rated investment grade.

Investment Strategy. The Funds invest principally in fixed-income securities that are rated at the time of purchase as investment grade.

Special Risks. Although securities rated BBB by S&P, Dominion or Fitch, or Baa by Moody’s are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by the Funds, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds and may be in default. The Investment Adviser will consider such an event in determining whether the Funds should continue to hold the security.

Maturity Risk. The Funds normally will maintain the dollar-weighted average maturity of their portfolio within a specified range. However, the maturities of certain instruments, such as variable and floating rate instruments, are subject to estimation. In addition, in calculating average weighted maturities, the maturity of mortgage and other asset-backed securities will be based on estimates of average life. As a result, the Funds cannot guarantee that these estimates will, in fact, be accurate or that their average maturities will remain within their specified limits.

Municipal and Related Instruments. Municipal instruments include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities. Municipal instruments include both “general” and “revenue” bonds and may be issued to obtain funds for various public purposes. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities. In some cases, revenue bonds also are payable from the proceeds of a special excise or other specific revenue source such as lease payments from the user of a facility being financed.

Some municipal instruments, known as private activity bonds, are issued to finance projects for private companies. Private activity bonds are usually revenue obligations since they typically are payable by the user of the facilities financed by the bonds.

Municipal instruments also include “moral obligation” bonds, municipal leases, certificates of participation and custodial receipts. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or municipality. Municipal leases and participation certificates present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments on an annual basis. Custodial receipts represent interests in municipal instruments held by a trustee or custodian.

Municipal instruments also include tax-exempt derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have imbedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate.

The Funds may acquire “stand-by commitments” relating to the municipal instruments it holds. Under a stand-by commitment, a dealer agrees to purchase, at the Funds’ option, specified municipal instruments at a specified price. A stand-by commitment may increase the cost, and thereby reduce the yield, of the municipal instruments to which the commitment relates. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise its rights for trading purposes.

Investment Strategy. The Funds may invest in municipal instruments or other securities issued by state and local governmental bodies. Generally, for the Northern Tax-Advantaged Ultra-Short Fixed Income Fund , this will occur when the yield of municipal instruments, on a pre-tax basis, is comparable to that of other permitted short-term taxable investments. Dividends paid by the Funds on such investments will be taxable to shareholders.

Special Risks. Municipal instruments may be backed by letters of credit, insurance or other forms of credit enhancement issued by foreign and domestic banks, insurance companies and other financial institutions. If the credit quality of these banks, insurance companies and financial institutions declines, the Funds could suffer a loss to the extent that the Funds are relying upon this credit support. The insurance companies’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Foreign institutions can present special risks relating to higher transaction and custody costs, the imposition of additional taxes by foreign governments, less complete financial information, less market liquidity, more market volatility and political instability. Foreign banks, insurance companies and financial institutions may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements than U.S. banks.

In addition, when a substantial portion of the Funds’ assets are invested in instruments that are used to finance facilities involving a particular industry, whose issuers are in the same state or which otherwise are related, there is a possibility that an economic, business or political development affecting one instrument would likewise affect the related instrument.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the future at an agreed upon price prior to the expiration date of the option.

Investment Strategy. The Funds may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging (or cross – hedging) purposes or to earn additional income. Options may relate to particular securities, foreign or domestic securities indices, financial instruments, foreign currencies or the yield differential between two securities.

Special Risks. Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary Fund securities transactions. The value of options can be highly volatile, and their use can result in loss if the investment management team is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the investment management team to predict future price fluctuations and the degree of correlation between the options and securities markets.

The Funds will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Investment Adviser. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

Portfolio Turnover. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Funds. A high portfolio turnover rate (100% or more) is likely to involve higher brokerage commissions and other transaction costs, which could reduce the Funds’ return. It also may result in higher short-term capital gains that are taxable to shareholders.

Structured Securities. The value of such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, securities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, debt obligations where the principal repayment at maturity is determined by the value of a specified security or securities index.

Investment Strategy. The Funds may invest in structured securities to the extent consistent with its investment objective and strategies.

Special Risks. The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, the Funds could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

Repurchase Agreements. Repurchase agreements involve the purchase of securities by the Funds subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

Investment Strategy. The Funds may enter into repurchase agreements with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Adviser. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement will never occur more than one year after the Funds acquire the securities.

Special Risks. In the event of a default, the Funds will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Funds’ costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, the Funds could suffer additional losses if a court determines that the Funds’ interest in the collateral is unenforceable by the Funds.

With respect to collateral received in repurchase transactions or other investments, the Funds may have significant exposure to the financial services and mortgage markets. Such exposure, depending on market conditions, could have a negative impact on the Funds, including minimizing the value of an collateral.

Temporary Investments. The Funds temporarily may hold cash and/or invest in short-term obligations including U.S. government obligations, high quality money market instruments (including commercial paper and obligations of foreign and domestic banks such as certificates of deposit, bank and deposit notes, bankers’ acceptances and fixed time deposits), and repurchase agreements with maturities of 13 months or less.

Investment Strategy. The Funds temporarily may hold cash or invest all or any portion of their assets in short-term obligations pending investment or to meet anticipated redemption requests. The Funds also may hold cash or invest in short-term obligations as a temporary measure mainly designed to limit the Funds’ losses in response to adverse market, economic or other conditions when the Investment Adviser believes that it is in the best interest of the Funds to pursue such defensive strategy. The Investment Adviser may, however, choose not to make such temporary investments even in very volatile or adverse conditions.

Special Risks. The Funds may not achieve their investment objectives when they hold cash or invest their assets in short-term obligations or otherwise make temporary investments. The Funds also may miss investment opportunities and have a lower total return during these periods.

United States Government Obligations. These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof, (b) securities of private issuers guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities pursuant to the FDIC Debt Guarantee Program, and (c) participations in loans made to foreign governments or their agencies that are so guaranteed.

Investment Strategy. The Funds may invest in a variety of U.S. Treasury obligations and in obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Special Risks. Not all U.S. government obligations carry the same credit support. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect the conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). To the extent the Funds invest in debt instruments or securities of non-U.S. government entities that are backed by the full faith and credit of the United States, pursuant to the FDIC Debt Guarantee Program or other similar programs, there is the possibility that the guarantee provided under the Debt Guarantee Program or other similar programs may be discontinued or modified at a later date.

Zero Coupon, Pay-In-Kind and Capital Appreciation Bonds. These are securities issued at a discount from their face value because interest payments typically are postponed until maturity. Interest payments on pay-in-kind securities are payable by the delivery of additional securities. The amount of the discount rate varies depending on factors such as the time remaining until maturity, prevailing interest rates, a security’s liquidity and the issuer’s credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments.

Investment Strategy. The Funds may invest in zero coupon, pay-in-kind and capital appreciation bonds.

Special Risks. The market prices of zero coupon, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Funds’ investments in zero coupon, pay-in-kind and capital appreciation bonds may require the Funds to sell some of their Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

Additional Description of Securities and Common Investment Techniques

Borrowings and Reverse Repurchase Agreements. The Funds may borrow money and enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Funds subject to the Funds’ agreement to repurchase them at a mutually agreed upon date and price (including interest).

Investment Strategy. The Funds may borrow and enter into reverse repurchase agreements in amounts not exceeding one-fourth of the value of its total assets (including the amount borrowed). The Funds may enter into reverse repurchase agreements when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

Special Risks. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Funds decline in value while these transactions are outstanding, the NAV of the Funds’ outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that (a) the interest income earned by the Funds (from the investment of the proceeds) will be less than the interest expense of the transaction; (b) the market value of the securities sold by the Funds will decline below the price the Funds are obligated to pay to repurchase the securities; and/or (c) the securities may not be returned to the Funds.

Convertible Securities. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Investment Strategy. The Funds may acquire convertible securities. These securities are subject to the same rating requirements as fixed-income securities held by the Funds.

Special Risks. The price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock because of either a conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally also will provide income and therefore is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, the Funds may be forced to convert a security before they would otherwise choose, which may have an adverse effect on the Funds’ return and their ability to achieve their investment objective.

Custodial Receipts. Custodial receipts are participations in trusts that hold U.S. government, bank, corporate or other obligations. They entitle the holder to future interest payments or principal payments or both on securities held by the custodian.

Investment Strategy. To the extent consistent with their investment objective and strategies, the Funds may invest a portion of their assets in custodial receipts. Investments by the Funds in custodial receipts, if any, are anticipated to be minimal and will not exceed 20% of the value of the Funds’ net assets.

Special Risks. Like other stripped obligations (which are described below), custodial receipts may be subject to greater price volatility than ordinary debt obligations because of the way in which their principal and interest are returned to investors.

Illiquid or Restricted Securities. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see “Insurance Funding Agreements” below), certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”) and other domestic or foreign securities that are not readily marketable.

Investment Strategy. The Funds may invest up to 15% of their net assets in securities that are illiquid. If otherwise consistent with their investment objectives and strategies, the Funds may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust’s Board of Trustees, that an adequate trading market exists.

Special Risks. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Funds. The practice of investing in Rule 144A Securities could increase the level of the Funds’ illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities. Securities purchased by the Funds that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions and/or investor perception.

Insurance Funding Agreements. An insurance funding agreement (“IFA”) is an agreement that requires the Funds to make cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits interest to the Funds for a set time period.

Investment Strategy. The Funds may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Investment Adviser.

Special Risks. IFAs are not insured by a government agency – they are backed only by the insurance company that issues them. As a result, they are subject to default risk of the non-governmental issuer. In addition, the transfer of IFAs may be restricted and an active secondary market in IFAs currently does not exist. This means that it may be difficult or impossible to sell an IFA at an appropriate price.

Investment Companies. The Funds may invest in securities issued by other affiliated and unaffiliated investment companies, including money market funds, index funds, “country funds” (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iShares® , S&P’s Depositary Receipts® (“SPDRs”) and other exchange-traded funds (“ETFs”). Other investment companies in which the Fund may invest include other funds for which the Investment Adviser or any of its affiliates serve as investment advisers.

Investment Strategy. Investments by the Funds in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Although the Funds do not expect to do so in the foreseeable future, the Funds are authorized to invest substantially all of their assets in a single open-end investment company or series thereof that has substantially the same investment objective, strategies and fundamental restrictions as the Funds.

Special Risks. As a shareholder of another investment company, the Funds would be subject to the same risks as any other investor in that company. They also would bear a proportionate share of any fees and expenses paid by that company. These expenses would be in addition to the advisory and other fees paid directly by the Funds. The Funds’ investment in an ETF involves other considerations. In particular, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. In addition, shares of an ETF are issued in “creation units” and are not redeemable individually except upon termination of the ETF. To redeem, the Funds must accumulate enough shares of an ETF to reconstitute a creation unit. The liquidity of a small holding of an ETF, therefore, will depend upon the existence of a secondary market. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETFs NAV.

Mortgage Dollar Rolls. A mortgage dollar roll involves the sale by the Funds of securities for delivery in the future (generally within 30 days). The Funds simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds benefit to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold.

Investment Strategy. The Funds may enter into mortgage dollar rolls in an effort to enhance investment performance. For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds currently do not intend to enter into mortgage dollar rolls that are accounted for as financing and do not treat them as borrowings.

Special Risks. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, the Funds may experience a loss. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Funds’ performance.

Stripped Securities. These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation. These obligations include stripped mortgage-backed securities, which are derivative multi-class mortgage securities.

The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, the Funds will be able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Investment Strategy. The Funds may purchase stripped securities, including securities registered in the STRIPS program.

Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by the Funds and adversely affect the Funds’ total return.

Preferred Stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners.

Investment Strategy. To the extent consistent with their investment objective and strategies, the Funds may invest in preferred stocks.

Special Risks. Unlike most debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include variable amount master demand notes, long-term variable and floating rate bonds (sometimes referred to as “Put Bonds”) where the Funds obtain at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and leveraged inverse floating rate instruments (“inverse floaters”). An inverse floater is leveraged to the extent that its interest rate varies by an amount that exceeds the amount of the variation in the index rate of interest. Some variable and floating rate instruments have interest rates that periodically are adjusted as a result of changes in inflation rates. In addition, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness.

Investment Strategy. The Funds may invest in variable and floating rate instruments to the extent consistent with their investment objective and strategies.

Special Risks. The market values of inverse floaters are subject to greater volatility than other variable and floating rate instruments due to their higher degree of leverage. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights. As a result, the Funds could suffer a loss with respect to these instruments.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

Investment Strategy. The Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Funds generally would purchase securities in these transactions with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the investment management team deems it appropriate to do so.

Special Risks. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

FINANCIAL INFORMATION

There are no financial highlights for the Funds because they commenced operations on or after the date of this Prospectus.

FOR MORE INFORMATION

Annual/Semiannual Reports

Additional information about the Funds’ investments will be available in the Funds’ annual and semiannual reports to shareholders when they are prepared.

Statement of Additional Information

Additional information about the Funds and their policies also is available in the Funds’ Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Funds’ annual and semiannual reports and the Additional Statement are available free upon request by calling the Northern Funds Center at 800-595-9111.

To obtain other information and for shareholder inquiries:

BY TELEPHONE

Call 800-595-9111

BY MAIL

Northern Funds

P.O. Box 75986

Chicago, IL 60675-5986

ON THE INTERNET

The Funds’ documents are available online and may be downloaded from:

•	The SEC’s Web site at sec.gov (text-only).

•	Northern Funds’ Web site at northernfunds.com.

You may review and obtain copies of Northern Funds’ documents by visiting the SEC’s Public Reference Room in Washington, D.C. You also may obtain copies of Northern Funds’ documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

811-08236

Preliminary Statement of Additional Information dated March 31, 2009

Subject to Completion

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PART B

STATEMENT OF ADDITIONAL INFORMATION

NORTHERN ULTRA-SHORT FIXED INCOME FUND

NORTHERN TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

NORTHERN FUNDS

(THE “TRUST”)

This Statement of Additional Information dated                     , 2009 (the “Additional Statement”) is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus dated                     , 2009, as amended or supplemented from time to time, for the Northern Ultra-Short Fixed Income Fund and Northern Tax-Advantaged Ultra-Short Fixed Income Fund (each a “Fund” collectively, the “Funds”) of Northern Funds (the “Prospectus”). Copies of the Prospectus may be obtained without charge from The Northern Trust Company (the “Transfer Agent”) by writing to the Northern Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800-595-9111. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS ADDITIONAL STATEMENT OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency or Northern Trust. An investment in a Fund involves investment risks, including possible loss of principal.

-i-

ADDITIONAL INVESTMENT INFORMATION

CLASSIFICATION AND HISTORY

Northern Funds (the “Trust”) is an open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is a series of the Trust that was formed as a Delaware statutory trust on February 7, 2000 under an Agreement and Declaration of Trust (the “Trust Agreement”). The Trust also offers other equity, fixed-income, money market and multi-manager funds, which are not described in this document.

INVESTMENT OBJECTIVES AND STRATEGIES

The following supplements the investment objectives, strategies and risks of the Funds as set forth in the Prospectus. The investment objective of each Fund may be changed without shareholder approval. In addition to the instruments discussed below and in the Prospectus, each Fund may purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by Northern Trust Investments, N.A. (“NTI” or the “Investment Adviser”) to be substantially similar to those of any other investment otherwise permitted by a Fund’s investment strategies.

To the extent required by the Securities and Exchange Commission (“SEC”) regulations, shareholders of the Funds will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in a Fund’s policy stated in its Prospectus to invest at least 80% of its net assets in the particular type of investment suggested by its name. For these purposes, “net assets” include the amount of any borrowings for investment purposes and the amount of “net assets” is measured at the time of purchase.

Northern Ultra-Short Fixed Income Fund seeks to maximize total return to the extent consistent with preservation of principal. The Fund will, under normal circumstances, invest primarily (and not less than 80%) of its net assets in fixed-income securities, with an expected average weighted maturity of between six and eighteen months.

Northern Tax-Advantaged Ultra-Short Fixed Income Fund seeks to maximize total return, adjusted for the federal maximum tax rate, to the extent consistent with preservation of principal The Fund will, under normal circumstances, invest primarily (and not less than 80%) of its net assets in fixed-income securities, with an expected average weighted maturity of between six and eighteen months. The Fund seeks to balance investment considerations and tax efficiency.

AMERICAN DEPOSITARY RECEIPTS (“ADRs”). To the extent consistent with their respective investment objectives and strategies, the Funds may invest in ADRs. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer.

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. The Funds may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables, municipal securities or other financial assets. The investment characteristics of asset-backed securities differ from those of traditional fixed-income securities. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security normally is subject to both call risk and extension risk, and an asset-backed security’s stated maturity may be shortened. In addition, the security’s total return may be difficult to predict precisely. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities.

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If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating a Fund’s average weighted maturity, the maturity of asset-backed securities will be based on estimates of average life. Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities acquired by the Funds may include collateralized mortgage obligations (“CMOs”). CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits (“REMICs”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways, and normally are considered derivative securities. In some cases CMOs may be highly leveraged and very speculative. The Fund will not purchase “residual” CMO interests, which normally exhibit greater price volatility.

There are a number of important differences among the agencies, instrumentalities and sponsored enterprises of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”) include Ginnie Mae Mortgage Pass-Through Certificates, which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and backed by the full faith and credit of the United States, which means that the U.S. government guarantees that the interest and principal will be paid when due. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) include Fannie Mae Guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States except as described below, but are supported by the right of the issuer to borrow from the U.S. Treasury. Fannie Mae is a stockholder-owned corporation chartered under an Act of the U.S. Congress. Fannie Mae certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Mac certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal after default.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of Fannie Mae and Freddie Mac. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress with regard to such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of government guaranteed mortgage-backed securities and the Funds’ liquidity and value.

There is risk that the U.S. Government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. A Fund may purchase U.S. Government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. Government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

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The extreme and unprecedented volatility and disruption currently impacting the capital and credit markets have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) has entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. The Treasury has also: (i) established a new secured lending credit facility which will be available to Freddie Mac, Fannie Mae, and the Federal Home Loan Banks, which is intended to serve as a liquidity backstop, and which will be available until December 2009; and (ii) initiated a temporary program to purchase residential mortgage-backed securities issued by Freddie Mac and Fannie Mae.

The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to: (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in is role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any Mortgage-Backed Securities guaranteed by Freddie Mac and Fannie Mae, including any such Mortgage-Backed Securities held by the Funds.

As a result of the economic recession that commenced in the U.S. in 2008, there is a heightened risk that the receivables and loans underlying the asset-backed securities purchased by the Funds may suffer greater levels of default than was historically experienced.

In addition, privately issued mortgage-backed securities (as well as other types of asset-backed securities) do not have the backing of any U.S. government agency, instrumentality or sponsored enterprise. The seller or servicer of the underlying mortgage obligations generally will make representations and warranties to certificate-holders as to certain characteristics of the mortgage loans and as to the accuracy of certain information furnished to the trustee in respect of each such mortgage loan. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate-holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan pursuant to the conditions set forth therein. Such a repurchase or substitution obligation may constitute the sole remedy available to the related certificate-holders or the trustee for the material breach of any such representation or warranty by the seller or servicer. To provide additional investor protection, some mortgage-backed securities may have various types of credit enhancements, reserve funds, subordination provisions or other features.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

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In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The recent and unprecedented disruption in the residential mortgage-backed securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-backed securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate. Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions. These conditions have prompted a number of financial institutions to seek additional capital, to merge with other institutions and, in some cases, to fail. The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-backed securities held by the Funds. Additionally, a lack of credit availability, higher mortgage rates and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans. These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-backed securities (including the mortgage-backed securities in which the Funds may invest) would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-backed securities are performing as anticipated, the value of such securities in the secondary market may nevertheless fall or continue to fall as a result of deterioration in general market conditions for such mortgage-backed securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-backed securities, thereby resulting in a decrease in value of such mortgage-backed securities, including the mortgage-backed securities owned by the Funds.

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CALCULATION OF PORTFOLIO TURNOVER RATE. The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment.

The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

COMMERCIAL PAPER, BANKERS’ ACCEPTANCES, CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANK NOTES. The Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Deposit notes are insured by the FDIC only to the extent of $250,000 per depositor per bank.

Each Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Commercial paper purchased by the Funds may include asset-backed commercial paper. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

CONVERTIBLE SECURITIES. The Funds may invest in convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

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In selecting convertible securities, the Investment Adviser may consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of portfolio securities as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed-income securities.

Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality also are likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. A Fund that invests in convertible securities generally will reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. The Funds may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which usually is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue.

EQUITY SWAPS. To the extent consistent with their investment objective and strategies, the Funds may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps also may be used for hedging purposes, in anticipation of the purchase of securities or for liquidity management purposes. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay a Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and a Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

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The Funds will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Fund’s obligations, the Funds and the Investment Adviser believe that such transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

The Funds will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by Standard & Poor’s® Rating Service (“S&P”), or Fitch Ratings (“Fitch”); or A or Prime-1 or better by Moody’s Investors Service, Inc. (“Moody’s”), or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”). If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

FOREIGN INVESTMENTS. The Funds invest in foreign securities, including bonds and other fixed-income securities of foreign issuers. Foreign bonds and fixed-income securities must be U.S. dollar-denominated and may include eurodollar convertible securities, which are fixed-income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer.

Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that security prices will decline over short or even extended periods. The markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund to the extent that it invests in foreign securities. The holdings of the Funds will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, the recent decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world.

There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S.

The Funds may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

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Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remain uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result in missed attractive investment opportunities, losses to a Fund due to subsequent declines in value of the portfolio securities or, if a Fund has entered into a contract to sell the securities, possible liability to the purchaser.

Countries in which the Funds may invest (to the extent permitted by their investment policies) include, but are not limited to: Australia, Austria, Bahamas, Bahrain, Belgium, Bermuda, Canada, Cayman Islands, Chile, Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Japan, Liechtenstein, Luxembourg, Malta, Monaco, the Netherlands, New Zealand, Norway, Oman, Portugal, Slovakia, Spain, Sweden, Switzerland, Taiwan, Trinidad and Tobago, United Arab Emirates and the United Kingdom.

The Funds may invest a significant percentage of its assets in the securities of issuers located in geographic regions with securities markets that are highly developed, liquid and subject to extensive regulation, including Japan. Japan’s economy grew substantially after World War II. In recent years, however, Japan’s economic growth has been substantially below the level of earlier decades, and its economy has experienced periods of recession. Japan has also experienced stagnant consumer demand and higher unemployment rates. In response to these conditions, Japan has attempted to implement changes regarding high wages and taxes, currency valuations, structural rigidities, political reform and the deregulation of its economy. These initiatives have, however, resulted in notable uncertainty and loss of public confidence. In recent years, the credit rating of Japanese government debt has been downgraded as concern increased regarding the slow progress in implementing effective structural economic reform.

Japan’s economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. The recent increases in the price of crude oil, a substantial rise in other commodity prices, or a fall-off in Japan’s manufactured exports, may affect Japan’s economy adversely. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters.

In November 2008, the Japanese economy officially slipped into a recession. Economists generally point to declining export growth and steep cuts in corporate spending amid the current global slowdown as the principal factors affecting the Japanese economy. The global recession has also hurt corporate profits, pushing many small businesses into bankruptcy. The decline in corporate profits, in turn, has led to decreases in corporate spending as well as declining wages and rising unemployment, further undermining the economy. The Japanese government has embarked upon various stimulus programs to revive the economy. It is uncertain at this point whether the stimulus programs undertaken thus far by the Japanese government will be successful in helping the economy recover.

The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced.

Japan has had territorial disputes and/or defense issues with China, North Korea, South Korea and Russia, among others. In the past several years, Japan’s relationship with North Korea has been especially strained because of increased nuclear and military activity by North Korea. Japan’s disputes with neighboring countries have the potential to cause uncertainty in the Japanese markets and affect the overall Japanese economy in times of crisis.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Funds may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by a Fundsto purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions normally are negotiated directly with the other party.

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A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will segregate liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments until three days prior to the settlement date, or will otherwise cover its position. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining A Fund’s average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

FUTURES CONTRACTS AND RELATED OPTIONS. The Funds may invest in futures contracts and may purchase and sell call and put options on futures contracts for hedging purposes, in anticipation of the purchase of securities or for liquidity management purposes.

The Trust, on behalf of the Funds, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Funds. The Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirement of the Internal Revenue Code of 1986, as amended (the “Code”) for maintaining their qualifications as regulated investment companies for federal income tax purposes.

When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline or currency exchange fluctuations. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchase of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (the “NFA”) nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission’s (the “CFTC”) regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided them by the NFA or any domestic futures exchange. In particular, a Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

In connection with a Fund’s position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

For a further description of futures contracts and related options, see Appendix B to this Additional Statement.

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ILLIQUID OR RESTRICTED SECURITIES. The Funds may invest up to 15% of their net assets in securities that are illiquid. The Funds may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”) and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust’s Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INSURANCE FUNDING AGREEMENTS. An insurance funding agreement (“IFA”) is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the contract is paid from the company’s general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent.

INFLATION-INDEXED SECURITIES. The Funds may invest in inflation-indexed securities, which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common: the U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the security; most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The taxation of inflation-indexed Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income. Inflation-indexed Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high

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income tax bracket investors, inflation-indexed Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds. The Funds, however, distribute income on a monthly basis. Fund investors will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the Fund.

INTEREST RATE SWAPS, TOTAL RATE OF RETURN SWAPS, CREDIT SWAPS, INTEREST RATE FLOORS AND CAPS AND COLLARS. To the extent consistent with their respective objectives and strategies, the Funds may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or, in the case of credit default swaps, the right to receive or make a payment from the other party, upon the occurrence of specific credit events. The Funds also may enter into currency swaps, which involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps are entered into on a net basis; i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed. To the extent that the amount payable by a Fund under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Fund and its Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed–upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The use of credit default swaps may be limited by the Funds’ limitations on illiquid investments.

When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed–upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non–U.S. issuer, on the debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk – that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

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The Funds will not enter into a total rate of return, credit or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest rate, total rate of return and credit swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

INVESTMENT COMPANIES. With respect to the investments of the Funds in the securities of other investment companies, such investments will be limited so that, as determined after a purchase is made, either: (a) not more than 3% of the total outstanding stock of such investment company will be owned by a Fund, the Trust as a whole and its affiliated persons (as defined in the 1940 Act); or (b) (i) not more than 5% of the value of the total assets of a Fund will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

Investments by the Funds in other investment companies, including exchange-traded funds (“ETFs”), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Board to approve policies and procedures relating to certain of a Fund’s investments in ETFs. These policies and procedures require, among other things, that (i) the Investment Adviser conducts a Fund’s investment in ETFs without regard to any consideration received by the Fund or any of its affiliated persons and (ii) the Investment Adviser certifies to the Board quarterly that it has not received any consideration in connection with an investment by a Fund in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of advisory fees shall be waived by the Investment Adviser.

Certain investment companies whose securities are purchased by the Funds may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

If required by the 1940 Act, the Funds expect to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

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To the extent consistent with their investment objectives and strategies, the Funds may invest all or substantially all of their assets in a single open-end investment company or series thereof with substantially the same investment objective, strategy and restrictions as the Funds. However, the Funds currently intend to limit their investments in securities issued by other investment companies to the extent described above. The Funds may adhere to other limitations with respect to their investments in securities issued by other investment companies if required or permitted by the SEC or deemed to be in the best interests of the Trust.

As noted in the Prospectus, the Funds may invest in securities of other investment companies, subject to the restrictions set forth above. The securities may include iShares®, Standard & Poor’s Depositary Receipts® (“SPDRs”) and similar securities.

iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International (“MSCI”) indices for various countries and regions. iShares are listed on a national securities exchange (an “exchange”), and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the exchange on which they are listed. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares also could be substantially and adversely affected, and a Fund’s ability to provide investment results approximating the performance of securities in a designated index could be impaired. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

SPDRs are interests in a unit investment trust (“UIT”) that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on an exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (i) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the Standard & Poor’s 500® Index (the “S&P 500 Index”) (ii) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities and (iii) a cash payment or credit (“Balancing Amount”) designed to equalize the NAV of the S&P 500 Index and the NAV of a Fund Deposit.

SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, a Fund will receive Index Securities and cash identical to the Fund Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

MISCELLANEOUS. Securities may be purchased on margin only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The Funds may, however, make short sales against-the-box.

MORTGAGE DOLLAR ROLLS. The Funds may enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. A Fund gives up the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund. A Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets, in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the Adviser’s ability to correctly predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

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For financial reporting and tax purposes, each Fund proposes to treat mortgage dollar rolls as two separate transactions; one transaction involving the purchase of a security and a separate transaction involving a sale. No Fund currently intends to enter into mortgage dollar rolls that are accounted for as a financing.

Mortgage dollar rolls involve certain risks including the following: if the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund’s right to purchase or repurchase the mortgage-related securities subject to the mortgage dollar roll may be restricted. Also, the instrument which a Fund is required to repurchase may be worth less than an instrument which a Fund originally held. Successful use of mortgage dollar rolls will depend upon the Adviser’s ability to manage a Fund’s interest rate and mortgage prepayments exposure. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed. The use of this technique may diminish the investment performance of a Fund compared with what such performance would have been without the use of mortgage dollar rolls.

MUNICIPAL INSTRUMENTS. The Funds may invest in municipal instruments. Opinions relating to the validity of municipal instruments and to federal and state tax issues relating to these securities are rendered by bond counsel to the respective issuing authorities at the time of issuance. Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to the Investment Adviser. Neither the Trust nor the Investment Adviser will review the proceedings relating to the issuance of municipal instruments or the bases for such opinions.

Municipal instruments generally are issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They also are issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds also are issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities.

State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal instruments include both “general” and “revenue” obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond usually is directly related to the credit standing of the private user of the facility involved.

Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, asset-backed securities such as custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participation in a lease, an installment purchase contract, or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments. The Investment Adviser will determine the credit quality of any unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the leases will not be canceled.

The Funds also may invest in “moral obligation” bonds, which normally are issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.

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Municipal bonds with a series of maturity dates are called serial bonds. The Fund may purchase serial bonds and other long-term securities provided that they have remaining maturities meeting the Fund’s maturity requirements. The Funds also may purchase long-term variable and floating rate bonds (sometimes referred to as “put bonds”) where a Fund obtains at the time of purchase the right to put the bonds back to the issuer or a third party at a par at least every thirteen months. Put bonds with conditional puts (that is, puts which cannot be exercised if the issuer defaults on its payment obligations) will present risks that are different than those of other municipal instruments because of the possibility that a Fund might hold long-term put bonds on which defaults occur following acquisition by the Fund.

The Funds may acquire securities in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain municipal obligations. Such obligations are held in custody bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including “Municipal Receipts,” “Municipal Certificates of Accrual on Tax-Exempt Securities” (“M-CATS”) and “Municipal Zero-Coupon Receipts.” The Funds also may purchase certificates of participation that, in the opinion of counsel to the issuer, are exempt from regular federal income tax. Certificates of participation are a type of floating or variable rate of obligation that represents interests in a pool of municipal obligations held by a bank.

An issuer’s obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal instruments. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor’s federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the federal income tax status of interest on municipal instruments or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of municipal instruments for investment by a Fund and the Fund’s liquidity and value. In such an event, the Board of Trustees would reevaluate a Fund’s investment objective and strategies and consider changes in their structure or possible dissolution.

Certain of the municipal instruments held by the Funds may be insured as to the timely payment of principal and interest. The insurance policies usually will be obtained by the issuer of the municipal instrument at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. Moreover, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurance company. The Funds may invest more than 25% of their total assets in municipal instruments covered by insurance policies.

In addition, a single enhancement provider may provide credit enhancement to more than one of the Funds’ investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on a Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Funds. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar period of economic stress. Municipal bonds may be covered by insurance that guarantees timely interest payments and repayment of principal on maturity. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop. Insurance does not protect the Funds or their shareholders from losses caused by declines in a bond’s market value.

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Municipal instruments purchased by a Fund may be backed by letters of credit or other forms of credit enhancement issued by foreign (as well as domestic) banks and other financial institutions. A change in the credit quality of these banks and financial institutions could, therefore, cause loss to the Funds that invest in municipal instruments. Letters of credit and other obligations of foreign financial institutions may involve certain risks in addition to those of domestic obligations.

The Funds may invest in municipal leases, which may be considered liquid under guidelines established by the Trust’s Board of Trustees. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (i) the frequency of trades and quotes for the obligation; (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Investment Adviser, under guidelines approved by the Trust’s Board of Trustees, also will consider marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

Currently, it is not the intention of a Fund to invest more than 25% of the value of its total assets in municipal instruments whose issuers are located in the same state.

OPTIONS. The Funds may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities (“yield curve options”) and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Funds will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if a Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if a Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference.

All put options written by a Fund would be covered, which means that the Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if a Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

With respect to yield curve options, a call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option generally is limited to the difference between the amount of the Fund’s liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

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A Fund’s obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

REAL ESTATE INVESTMENT TRUSTS. To the extent consistent with their investment objectives and strategies, the Funds may invest in REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate securities they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The Funds will indirectly bear their proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Funds.

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Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.

In addition, the value of such securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by the Funds. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligation.

REPURCHASE AGREEMENTS. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable.

REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). The Funds may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price. The Funds will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Funds will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

SHORT SALES AGAINST-THE-BOX. The Funds may engage in short sales “against-the-box.” In a short sale, the seller sells a borrowed security and has a corresponding obligation to the lender to deliver the identical security. The seller does not immediately return the securities sold and is said to have a short position in those securities until delivery occurs. While a short sale is made by selling a security the seller does not own, a short sale is “against-the-box” to the extent that the seller contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. It may be entered into by a Fund, for example, to lock in a sales price for a security the Fund does not wish to sell immediately. If a Fund sells securities short against-the-box, it may protect itself from loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.

SPECIALIZED OWNERSHIP VEHICLES. Specialized ownership vehicles pool investors’ funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Funds may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for the Funds and, to the extent such vehicles are structured similarly to investment funds, a shareholder in the Funds will bear not only his proportionate share of the expenses of the Fund, but also, indirectly the expenses of the specialized ownership vehicle.

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STRIPPED SECURITIES. Each Fund may purchase stripped securities. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” The Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Other types of stripped securities may be purchased by the Funds, including stripped mortgage-backed securities (“SMBS”). SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest generally are higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. government (or a U.S. government agency, instrumentality or sponsored enterprise) may be considered liquid under guidelines established by the Trust’s Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the NAV per share.

STRUCTURED SECURITIES. Each Fund may purchase structured securities. These fixed-income instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a UIT or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Investments in these securities may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher rates of return and present greater risks than unsubordinated structured products.

A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying security or reference asset. Structured securities may also be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.

SUPRANATIONAL BANK OBLIGATIONS. Each Fund may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, the Federal

21

National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), General Services Administration, Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks and the Maritime Administration.

Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises also are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by any agency, instrumentality or sponsored enterprise thereof, and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed.

To the extent consistent with their respective investment objectives and strategies, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Not all U.S. government obligations carry the same credit support. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations are considered illiquid. In the absence of a suitable secondary market, such participations generally are considered illiquid.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin in relation to a generally recognized index rate. These instruments include long-term variable and floating rate bonds (sometimes referred to as “put bonds”) where a Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and also includes leveraged inverse floating rate instruments (“inverse floaters”).

With respect to the variable and floating rate instruments that may be acquired by the Funds, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Funds’ quality requirements, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Variable and floating rate instruments that may be purchased by the Funds include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Variable and floating rate instruments also include leveraged inverse floaters. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Investment Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Funds.

Variable and floating rate instruments including inverse floaters held by a Fund will be subject to the Fund’s limitation on illiquid investments, absent a reliable trading market, when the Fund may not demand payment of the principal amount within seven days. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

YIELDS AND RATINGS. The yields on certain obligations, including the instruments in which the Funds may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Dominion, Moody’s and Fitch represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this Additional Statement.

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Subject to the limitations stated in the Prospectus, if a security held by a Fund undergoes a rating revision, the Fund may continue to hold the security if the Investment Adviser determines such retention is warranted.

ZERO COUPON AND CAPITAL APPRECIATION BONDS AND PAY-IN-KIND SECURITIES. To the extent consistent with their respective investment objectives and strategies, the Funds may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind (“PIK”) securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash generally is received at the time of the accrual, the Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund.

INVESTMENT RESTRICTIONS

Each Fund is subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares as described in “Description of Shares” on page         .

No Fund may:

(1)	Make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Fund to the extent permitted by law.

(2)	Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of REITs or other issuers that deal in real estate or acquiring mortgage-related securities.

(3)	Invest in commodities or commodity contracts, except that each Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(4)	Invest in companies for the purpose of exercising control.

(5)	Act as underwriter of securities, except as a Fund may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

(6)

Purchase securities (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) if such purchase would cause 25% or more in the aggregate of the market value of the total assets of a Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the

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purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

(7)	Borrow money, except that to the extent permitted by applicable law (a) a Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) a Fund may purchase securities on margin. If due to market fluctuations or other reasons a Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of a Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, a Fund will not issue senior securities to the extent such issuance would violate applicable law.

(8)	Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified company under the 1940 Act.

(9)	Notwithstanding any of a Fund’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), each Fund may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Fund.

For the purposes of Investment Restrictions Nos. 1 and 7 above, the Funds expect that they would be required to file an exemptive application with the SEC and receive the SEC’s approval of that application prior to entering into lending or borrowing arrangements with affiliates. As of the date of this Additional Statement, the Funds had not filed such an exemptive application.

In applying Restriction No. 8 above, a security is considered to be issued by the entity or entities whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund does not exceed 10% of the value of the Fund’s total assets.

Except to the extent otherwise provided in Investment Restriction No. 6, for the purpose of such restriction in determining industry classification, a Fund may use any one of the following: the Bloomberg Industry Group Classification, S & P, J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes or the Global Industry Classification Standard. For the purpose of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, an asset-backed security will be classified separately based on the nature of its underlying assets.

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction No. 7) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of a Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in Investment Restriction No. 7, a Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

Notwithstanding Restriction No. 7, each Fund intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Funds’ shareholders. The policy provides that neither the Funds nor their Investment Adviser, Distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a

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Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Fund’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions including the portfolio holdings, trading strategies or pending transactions of any actively managed commingled fund portfolio which contains identical holdings as the Fund. Under the policy, neither the Funds nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in a Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible Web site. Information posted on the Funds’ Web site may be separately provided to any person commencing the day after it is first published on the Funds’ Web site.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available Web site may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Trust’s Chief Compliance Officer (“CCO”). Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Funds) only upon approval by the CCO, who must first determine that the Funds have a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the CCO. In accordance with the policy, the recipients who receive non-public portfolio holdings information on an ongoing basis are as follows: the Investment Adviser and its affiliates, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel, the Funds’ financial printer, R.R. Donnelley, and the Funds’ proxy voting service, RiskMetrics Group, and certain rating and ranking organizations, S&P and Moody’s and the following vendors that provide portfolio analytical tools, Vestek (aka Thomson Financial), Citigroup, Barclays Capital and Factset. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Funds may release non-public portfolio holdings information of the Funds only with the permission of Fund Representatives. From time to time, portfolio holdings information may be provided to broker-dealers solely in connection with the Funds seeking portfolio securities trading suggestions. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid any potential misuse of the disclosed information.

The Funds currently publish on their Web site, northernfunds.com, complete portfolio holdings for the Funds as of the end of each calendar quarter, subject to at least a ten (10) calendar day lag between the date of the information and the date on which the information is disclosed. In addition, the Funds intend to publish on their Web site month-end top ten holdings subject to at least a ten (10) calendar day lag between the date of the information and the date on which the information is disclosed. The Funds may publish on the Web site complete portfolio holdings information more frequently if they have a legitimate business purpose for doing so. Portfolio holdings will also be disclosed through required filings with the SEC. Each Fund will file its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain a Fund’s Forms N-CSR and N-Q filings on the SEC’s Web site at sec.gov. In addition, the Funds’ Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Under the policy, the Board of Trustees is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

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ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

The Board of Trustees of the Funds is responsible for the management and business and affairs of the Funds. Set forth below is information about the Trustees of the Funds and the Officers of Northern Funds as of the date of this Additional Statement. Each Fund Trustee has served in that capacity since he or she was originally elected or appointed to the Fund Board of Trustees. As of the date of this Additional Statement, each Trustee oversees a total of 65 portfolios in the Northern Funds Complex – Northern Funds offers 41 portfolios and Northern Institutional Funds offers 24 portfolios.

NON-INTERESTED TRUSTEES

NAME, ADDRESS (1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)

William L. Bax Age: 64 Trustee since 2006

•        Managing Partner of PricewaterhouseCoopers, Chicago (an accounting firm) from 1997 to 2003;

•        Director of Big Shoulders Fund since 1997;

•        Director of Children’s Memorial Hospital since 1997;

•        Trustee of DePaul University since 1998;

•        Director of Sears Roebuck & Co. (a retail company) from 2003 to 2005;

•        Director of Andrew Corporation (communication products) from 2006 to 2007.

• Arthur J. Gallagher & Co. (an insurance brokerage company).

Edward J. Condon, Jr. Age: 68 Trustee since 2006

•        Chairman and CEO of The Paradigm Group, Ltd. (a financial adviser) since 1993;

•        Principal and Co-Founder of Paradigm Capital, Ltd. since 1996 and Senior Partner of NewEllis Ventures since 2001;

•        Director of Financial Pacific Company (a small business leasing company) from 1998 to 2004;

•        Member and Director of the Illinois Venture Capital Association since 2001;

•        Trustee at Dominican University from 1996 to 2005;

•        Member of the Board of Directors of the Chicago Children’s Museum from 2001 to 2007;

•        Member of the Board of Governors of The Metropolitan Club since 2003;

•        Member of the Advisory Board of AAVIN Equity Partners since 2005;

•        Chairman of the Nominating Committee of Girl Scouts of Chicago from 1993 to 2003;

•        Member of the National Advisory Board of National Domestic Violence Hotline since 2005;

•        Member of the Board of Directors at LightBridge Healthcare Research Inc. since 2006.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that (a) a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years; and (b) a Trustee who becomes a Trustee at age sixty-eight years or older shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (i.e., public companies) or other investment companies registered under the 1940 Act.

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NON-INTERESTED TRUSTEES (CONTINUED)

NAME, ADDRESS (1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)

Sharon Gist Gilliam Age: 65 Trustee since 2001

•        Principal Officer, UCG Associates, Inc. (an aviation consulting firm) from 2005 to 2006 and Director from 2005 to 2008;

•        CEO of Chicago Housing Authority from 2006 to 2007;

•        Executive Vice President of Unison-Maximus, Inc. (an aviation and governmental consulting company) from 1989 to 2005.

• None

Sandra Polk Guthman Age:65 Trustee since 1997	• CEO of Polk Bros. Foundation (an Illinois not-for-profit corporation) since 1993; • Director of MBIA Insurance Corp. of Illinois (a municipal bond insurance company) since 1994;	• None

Michael H. Moskow Age: 71 Trustee since 2008

•        Vice Chairman and Senior Fellow on the Global Economy at the Chicago Council on Global Affairs since 2007;

•        Director of Commonwealth Edison since 2007;

•        President and Chief Executive Officer of the Federal Reserve Bank of Chicago from 1994 to 2007.

• Discover Financial Services; • Diamond Management and Technology Consultants, Inc. (a management and technology consulting firm); • Taylor Capital Group, Inc. (financial services)

Mary Jacobs Skinner, Esq. Age: 51 Trustee since 2000	• Partner in the law firm of Sidley Austin LLP.	• None

Richard P. Strubel Age: 68 Trustee since 2006 and Chairman since 2008

•        Vice Chairman and Director of Cardean Learning Group (formerly UNext, Inc.) (a provider of educational services via the Internet) from 2005-2007;

•        President, Chief Operating Officer and Director of UNext, Inc. from 1999 to 2004.

• Gildan Activewear, Inc. (an athletic clothing marketing and manu-facturing company); • Goldman Sachs Mutual Fund Complex (100 port-folios); • Goldman Sachs Closed-End Funds (2 portfolios).

Casey J. Sylla Age: 65 Trustee since 2008

•        Chief Investment Officer, The Allstate Corporation from January to July, 2002;

•        Acting Chief Financial Officer, The Allstate Corporation from May to September, 2002;

•        Chairman and President of the Allstate Financial Group from 2002 to 2007;

•        Chairman of the Investment Committee, Legal and General Investment Management – America, 2007;

•        Board member, University of Wisconsin – Eau Claire Foundation from 2006 to present.

• GATX Corporation (nuclear leasing and financial services)

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(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that (a) a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years; and (b) a Trustee who becomes a Trustee at age sixty-eight years or older shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

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INTERESTED TRUSTEES

NAME, ADDRESS (1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)

Stephen N. Potter(4) Age: 52 Trustee since 2008

•        Director of Northern Trust Global Advisors, Inc. since May 2008;

•        Chairman of Northern Trust Investments, N.A. since March 2008;

•        President and Director of Northern Trust Global Investments, Ltd. from March 2008 to February 2009;

•        Executive Vice President of Northern Trust Corporation since October 2003;

•        Chairman and Chief Executive Officer of Northern Trust Global Services, Ltd. from 2003 to 2008;

•        Chief Executive Officer of Europe, the Middle East and Africa at The Northern Trust Company from 2001 to 2008;

•        Managing Director, Institutional Group, Northern Trust Global Investments, Ltd. from 1995 to 2001.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that (a) a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years; and (b) a Trustee who becomes a Trustee at age sixty-eight years or older shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

(4)	An “interested person,” as defined by the 1940 Act. Mr. Potter is deemed to be an “interested” Trustee because he is an officer, director, employee and a shareholder of Northern Trust Corporation and/or its affiliates.

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OFFICERS OF THE TRUST

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE (1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Lloyd A. Wennlund Age: 51 50 South LaSalle Street Chicago, IL 60603 President since 2000	Executive Vice President since 2003 and Director since 2001 of Northern Trust Investments, N.A.; Executive Vice President and other positions at The Northern Trust Company and Managing Executive, Mutual Funds for Northern Trust Global Investments since 1994; Director, NT Global Advisors, Inc. since August 2006; President and Director of Northern Trust Securities, Inc. from 1989 to 2009.

Eric K. Schweitzer Age: 47 50 South LaSalle Street Chicago, IL 60603 Vice President since 2000	Senior Vice President at Northern Trust Investments, N.A. since 2001 and Senior Vice President at The Northern Trust Company and the Director of Distribution, Product Management and Client Services in the Mutual Fund Group of Northern Trust Global Investments since 2000.

Susan J. Hill Age: 52 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since 2004	Chief Compliance Officer of Northern Trust Global Advisors, Inc. since 2007; Chief Compliance Officer of Northern Trust Investments, N.A. since 2005; Senior Vice President of Northern Trust Investments, N.A. since 2005; Vice President of Northern Trust Investments, N.A. and The Northern Trust Company from 2000 to 2004.

Michael J. Grossman Age: 38 50 South LaSalle Street Chicago, IL 60603 Anti-Money Laundering Compliance Officer since 2008	Vice President and Anti-Money Laundering Compliance Officer for Northern Trust Securities, Inc. since 2007; Vice President and Anti-Money Laundering Advisory Officer for LaSalle Bank from 2006 to 2007; Anti-Money Laundering Compliance Officer for LaSalle Financial Services, Inc. from 2005 to 2006; Assistant Vice President and Compliance Officer for LaSalle Financial Services, Inc. from 2001 to 2006.

Randal Rein Age: 38 50 South LaSalle Street Chicago, IL 60603 Treasurer since 2008	Vice President of Fund Administration of The Northern Trust Company since 2007; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2007; Manager of Fund Administration of The Northern Trust Company from 2001 to 2002.

(1)	Officers hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

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OFFICERS OF THE TRUST (CONTINUED)

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE (1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Michael Pryszcz Age: 41 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008	Vice President of Fund Accounting of The Northern Trust Company since 2005; Second Vice President of Fund Accounting of The Northern Trust Company from 2000 to 2005.

Richard Crabill Age: 40 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008	Vice President of Fund Administration of The Northern Trust Company since 2005; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2005.

Diana E. McCarthy, Esq. Age: 57 One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 Secretary since 2006	Partner in the law firm of Drinker Biddle & Reath LLP since 2002.

Owen T. Meacham Age: 38 50 South LaSalle Street Chicago, IL 60603 Assistant Secretary since 2008	Vice President and Senior Regulatory Administration Attorney of The Northern Trust Company since 2007; Product Strategy and Development Manager of ABN AMRO Asset Management from 2005 to 2007; Securities Law Consultant with Deutsche Asset Management from 2003 to 2004; Assistant Counsel of BISYS Fund Services from 2002 to 2003.

Shanna Palmersheim Age: 32 50 South LaSalle Street Chicago, IL 60603 Assistant Secretary since 2008	Second Vice President and Regulatory Administration Attorney at The Northern Trust Company since 2008; Associate Counsel of Peregrine Financial Group from 2007 to 2008; Senior Treasury Analyst at Harley-Davidson Financial Services from 2005 to 2007; Law Clerk at Paul McAndrew Law Firm from 2004 to 2005; Senior Accountant at State Street Corporation from 1999 to 2002.

(1)	Officers hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

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Certain of the Fund Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern Trust Corporation, Northern Funds Distributors, LLC (“NFD”) and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. As a result of the responsibilities assumed by the Trust’s service providers, the Trust itself requires no employees.

Each officer holds comparable positions with Northern Institutional Funds and certain officers hold comparable positions with certain other investment companies of which Northern Trust Corporation or an affiliate thereof is the investment adviser, custodian, transfer agent, administrator and/or distributor.

STANDING BOARD COMMITTEES. The Board of Trustees has established three standing committees in connection with its governance of the Portfolios: Audit, Governance and Valuation.

The Audit Committee consists of three members: Messrs. Bax (Chairperson), Condon and Strubel (ex officio). The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board of Trustees an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. The Audit Committee also is designated as the Qualified Legal Compliance Committee. The Audit Committee convenes at least four times each year to meet with the independent registered public accounting firm to review the scope and results of the audit and to discuss other non-audit matters as requested by the Board’s Chairperson, the Committee Chairperson or the independent registered public accounting firm. During the fiscal year ended March 31, 2009, the Audit Committee convened five times.

The Governance Committee consists of four members: Mses. Guthman (Chairperson) and Gilliam and Messrs. Moskow and Strubel (ex officio). The functions performed by the Governance Committee include, among other things, selecting and nominating candidates to serve as non-interested Trustees, reviewing and making recommendations regarding Trustee compensation, developing policies regarding Trustee education and, subject to Board oversight, supervising the Trust’s CCO. During the fiscal year ended March 31, 2009, the Governance Committee convened five times. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Portfolios’ Prospectuses and should be directed to the attention of Northern Institutional Funds Governance Committee.

The Valuation Committee consists of five members: Messrs. Sylla (Chairperson), Condon, Potter and Strubel (ex officio) and Ms. Skinner. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities of the Trust’s non-money market Portfolios in accordance with the Trust’s valuation procedures. During the fiscal year ended March 31, 2009 the Valuation Committee convened five times.

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TRUSTEE OWNERSHIP OF FUND SHARES. The following table shows the dollar range of shares of the Funds owned by each Trustee in the Funds and other portfolios of the Northern Funds and Northern Institutional Funds.

Information as of December 31, 2008

Name of Trustee	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
William L. Bax	None	$50,001 - $100,000
Edward J. Condon, Jr.	None	Over $100,000
Sharon Gist Gilliam	None	None
Sandra Polk Guthman	None	Over $100,000
Michael H. Moskow	None	Over $100,000
Stephen N. Potter	None	Over $100,000
Mary Jacobs Skinner	None	$50,001 - $100,000
Richard P. Strubel	None	Over $100,000
Casey J. Sylla	None	Over $100,000

[1]

The Northern Mutual Fund Complex consists of Northern Institutional Funds and Northern Funds. As of December 31, 2008, Northern Institutional Funds offered 24 portfolios and Northern Funds offered 41 portfolios.

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TRUSTEE AND OFFICER COMPENSATION. The Trust pays each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries annual fees for his or her services as a Trustee of the Trust and the Funds and as a member of the respective Board committees. In recognition of their services, the fees paid to the Board and Committee chairpersons are larger than the fees paid to other members of the Trust’s and Funds’ Boards and Committees. The Trustees also are reimbursed for travel expenses incurred in connection with attending such meetings. The Trust also may pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended March 31, 2009.

Total Compensation from Fund Complex (1)
William L. Bax	$	[	]
Richard G. Cline		[	]
Edward J. Condon, Jr.		[	]
Sharon Gist Gilliam		[	]
Sandra Polk Guthman		[	]
Michael H. Moskow		[	](2)
Michael E. Murphy		[	]
Mary Jacob Skinner		[	](3)
Richard P. Strubel		[	]
Casey J. Sylla		[	]

(1)	As of March 31, 2008 the Northern Mutual Fund Complex offered Northern Funds (39 portfolios) and Northern Institutional Funds (22 portfolios).

(2)	For the fiscal year ended March 31, 2009, Mr. Moskow elected to defer $ of his total compensation, of which Mr. Moskow earned $ accrued interest.

(3)	For the fiscal year ended March 31, 2009, Ms. Skinner elected to defer $ of $ total compensation, of which Ms. Skinner earned $ in accrued interest from previous years’ deferred compensation.

The Trust does not provide pension or retirement benefits to its Trustees.

Each Trustee is entitled to participate in the Northern Funds Deferred Compensation Plan (the “D.C. Plan”). Under the D.C. Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The amount paid to the Trustees under the D.C. Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees will not obligate the Trust to retain the service of any Trustee or obligate a Fund to any level of compensation to the Trustee. The Trust may invest in underlying securities without shareholder approval.

The Trust’s officers do not receive fees from the Trust for services in such capacities, although Drinker Biddle & Reath LLP, of which Ms. McCarthy is a partner, receives fees from the Trust for legal services. Northern Trust Corporation and/or its affiliates, of which Mses. Hill and Palmersheim and Messrs. Crabill, Grossman, Meacham, Pryszcz, Rein, Schweitzer and Wennlund are officers, receive fees from the Trust as Investment Adviser, Administrator, Custodian and Transfer Agent.

CODE OF ETHICS

The Trust, the Investment Adviser and the principal underwriter have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

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INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Investment Adviser

NTI, a direct subsidiary of Northern Trust Corporation and The Northern Trust Company (“TNTC”), serves as the Investment Adviser of the Funds. TNTC is a principal subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTI and TNTC are located at 50 South LaSalle Street, Chicago, Illinois 60603. Unless otherwise indicated, NTI and TNTC are referred to collectively in this Additional Statement as “Northern Trust.”

NTI is an investment adviser registered under the Advisers Act. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients.

TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation. NTI is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

Northern Trust is one of the nation’s largest providers of trust and investment management services and one of the largest banking organizations in the United States. Northern Trust believes it has built its organization by serving clients with integrity, a commitment to quality and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist: (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and also may provide educational material to their employees; (ii) employers who provide post-retirement Employees’ Beneficiary Associations (“VEBA”) and require investments that respond to the impact of federal regulations; (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs; and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.

Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2008, it had assets under custody of $3.0 trillion, and assets under investment management of $575.5 billion.

Investment Advisory

Under the Investment Advisory and Ancillary Services Agreement with the Investment Adviser for the Funds (the “Advisory Agreement”), subject to the general supervision of the Trust’s Board of Trustees, the Investment Adviser makes decisions with respect to, and place orders for, all purchases and sales of portfolio securities for each Fund and also provide certain ancillary services.

The Advisory Agreement has been approved by the Board of Trustees, including the “non-interested” Trustees, and the initial shareholder of the Funds. [Insert discussion regarding Board approval of Advisory Agreement]

The Investment Adviser also is responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to NTI’s activities for Northern Funds). In making investment recommendations for the Funds, if any, investment advisory personnel of the Investment Adviser may not inquire or take into consideration whether issuers of securities proposed for purchase or

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sale for the Funds’ accounts are customers of TNTC’s commercial banking department. These requirements are designed to prevent investment advisory personnel for the Funds from knowing which companies have commercial business with TNTC and from purchasing securities where they know the proceeds will be used to repay loans to the bank.

The Advisory Agreement provides that generally in selecting brokers or dealers to place orders for transactions on (i) common and preferred stocks, the Investment Adviser shall use their best judgment to obtain the best overall terms available, and (ii) on bonds and other fixed-income obligations, the Investment Adviser shall attempt to obtain best net price and execution.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. In assessing the best overall terms available for any transaction, the Investment Adviser is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, the Investment Adviser may consider the brokerage and research services provided to the Funds and/or other accounts (“Other Accounts”) over which the Investment Adviser, or an affiliate exercises investment discretion. A broker or dealer providing brokerage and/or research services may receive a higher commission than another broker or dealer would receive for the same transaction. These brokerage and research services may include but are not limited to, furnishing of advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in securities and the availability of securities or purchasers or sellers of securities. The Investment Adviser also may obtain economic statistics, forecasting services, industry and company analyses, portfolio strategies, quantitative data, quotation services, order management systems for certain purposes, certain news services, credit rating services, testing services, execution services, market information systems, consulting services from economists and political analysts and computer software or on-line data feeds. These services and products may disproportionately benefit Other Accounts. For example, research or other services paid for through the Funds’ commissions may not be used in managing the Funds. In addition, Other Accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products or services that may be provided to the Funds and to such Other Accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products or services itself. The Investment Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. In that event, the research will effectively be paid for by client commissions that will also be used to pay for execution, clearing and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

The Investment Adviser and its affiliates may also receive products and services that provide both research and non-research benefits to them (“mixed-use items”). The research portion of mixed-use items may be paid for with soft dollars. When paying for the research portion of mixed-use items with soft dollars, the Investment Adviser must make a good faith allocation between the cost of the research portion and the cost of the non-research portion of the mixed-use items. The Investment Adviser will pay for the non-research portion of the mixed-use items with hard dollars.

Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Investment Adviser and does not reduce the advisory fees payable to the Investment Adviser by the Funds. The Trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or Other Accounts. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such Other Account or investment company.

The amount of brokerage commissions paid by a Fund may vary substantially from year to year due to differences in shareholder purchase and redemption activity, portfolio turnover rates and other factors.

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The Investment Adviser may use an affiliated person of the Investment Adviser as a broker for a Fund. In order for an affiliate, acting as agent, to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by the affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts. Furthermore, the Board of Trustees of the Funds, including a majority of the Trustees who are not “interested” Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliate are consistent with the foregoing standard.

Transactions on U.S. stock exchanges, and increasingly equity securities traded over-the-counter, involve the payment of negotiated brokerage commissions and the cost of transactions may vary among different brokers. Over-the-counter transactions in equity securities also may involve the payment of negotiated commissions to brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions, which generally are fixed by applicable regulatory bodies. Many over-the-counter issues, including corporate debt and government securities, are often traded on a “net” basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Investment Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Investment Adviser believes such practice to be in a Fund’s interests.

On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary or agency accounts of that Investment Adviser, the Advisory Agreement provides that the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for such Other Accounts in order to obtain the best net price and execution. In such an event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner they consider to be most equitable and consistent with their fiduciary obligations to the Funds and their respective Other Accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Fund or the amount of the securities that are able to be sold for a Fund. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Advisory Agreement permits the Investment Adviser, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser’s opinion of the reliability and quality of the broker or dealer.

The Advisory Agreement provides that the Investment Adviser may render similar services to others so long as its services under the Advisory Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify the Investment Adviser against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Advisory Agreement) or, in lieu thereof, contribute to resulting losses.

From time to time, the Investment Adviser may voluntarily waive a portion or all of their fees otherwise payable to them with respect to the Funds.

As compensation for advisory services and the assumption of related expenses, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

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	Contractual Rate
Fund	First $1.5 Billion	Next $1 Billion	Over $2.5 Billion
Northern Ultra Short Fixed Income Fund	0.15%	0.141%	0.135%
Northern Tax-Advantaged Ultra Short Fixed Income Fund	0.15%	0.141%	0.135%

In addition to the advisory fees payable by the Funds to the Investment Adviser and/or its affiliates, each Fund that invests uninvested cash in one or more of the affiliated money market funds will bear indirectly a proportionate share of that money market fund’s operating expenses, which include advisory, administration, transfer agency and custodial fees payable by the money market fund to the Investment Adviser and/or its affiliates. See “Investment Objectives and Policies – Investment Companies” for a discussion of the fees payable to the Investment Adviser and/or its affiliates by the money market funds in which the Funds are invested.

Northern Trust may act as underwriter of various securities. Under the 1940 Act, the Funds are precluded, subject to certain exceptions, from purchasing in the primary market those securities with respect to which Northern Trust serves as a principal underwriter. In the opinion of Northern Trust, this limitation will not significantly affect the ability of the Funds to pursue their respective investment objectives.

In the Advisory Agreement, the Investment Adviser agrees that the name “Northern” may be used in connection with the Trust’s business on a royalty-free basis. TNTC has reserved to itself the right to grant the non-exclusive right to use the name “Northern” to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name “Northern.”

Transfer Agency Agreement

Under its Transfer Agency Agreement with the Trust, TNTC as Transfer Agent has undertaken to perform some or all of the following services: (i) answer shareholder inquiries and respond to requests for information regarding the Trust; (ii) process purchase and redemption transactions; (iii) establish and maintain shareholder accounts and subaccounts; (iv) furnish confirmations in accordance with applicable law, and provide periodic account statements to each shareholder; (v) furnish proxy statements and proxies, annual and semiannual financial statements, and dividend, distribution and tax notices to shareholders; (vi) act as income disbursing agent; and (vii) maintain appropriate records relating to its services. The Trust may appoint one or more sub-transfer agents in the performance of its services.

As compensation for the services rendered by TNTC under the Transfer Agency Agreement and the assumption by TNTC of related expenses, TNTC is entitled to a fee from the Trust, payable monthly, at an annual rate of 0.10% of the average daily net assets of each of the Funds. In addition, TNTC may be reimbursed for certain expenses as provided under the Transfer Agency Agreement.

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PORTFOLIO MANAGERS

The portfolio managers for the Funds are listed in the chart below.

Fund	Portfolio Manager
Northern Ultra Short Fixed Income Fund	Carol Sullivan
Scott B. Warner
Northern Tax-Advantaged Ultra Short Fixed Income Fund	Carol Sullivan
Patrick D. Quinn

Accounts Managed by the Portfolio Managers

The following tables describe certain information with respect to accounts for which the portfolio managers have day-to-day responsibility, including all Northern Funds Portfolios managed by the fund manager.

The table below discloses the accounts within each type of category listed below for which Carol Sullivan was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2009.

Type of Accounts	Total # of Accounts Managed		Total Assets			# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
Northern Funds	[	]	$	[	]	0	$0
Northern Institutional Funds:	[	]	$	[	]	0	$0
Other Registered Investment Companies:	0			$0		0	$0
Other Pooled Investment Vehicles:	0			$0		0	$0
Other Accounts:	0			$0		0	$0

The table below discloses the accounts within each type of category listed below for which Scott B. Warner was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2009.

Type of Accounts	Total # of Accounts Managed		Total Assets			# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
Northern Funds	[	]	$	[	]	0	$0
Northern Institutional Funds:	[	]	$	[	]	0	$0
Other Registered Investment Companies:	0			$0		0	$0
Other Pooled Investment Vehicles:	0			$0		0	$0
Other Accounts:	0			$0		0	$0

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The table below discloses the accounts within each type of category listed below for which Patrick D. Quinn was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2009.

Type of Accounts	Total # of Accounts Managed		Total Assets			# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
Northern Funds	[	]	$	[	]	0	$0
Northern Institutional Funds:	[	]	$	[	]	0	$0
Other Registered Investment Companies:	0			$0		0	$0
Other Pooled Investment Vehicles:	0			$0		0	$0
Other Accounts:	0			$0		0	$0

Material Conflicts of Interest

The Investment Adviser’s portfolio managers are often responsible for managing one or more Northern Funds, as well as other accounts, including separate accounts and other pooled investment vehicles (“other accounts”). A Fund’s manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement with the Investment Adviser than the Funds. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts and for other reasons that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts and for other reasons. The Investment Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Adviser and the Trust have adopted policies limiting the circumstances under which cross-trades may be effected between the Funds and another client account. The Investment Adviser conducts periodic reviews of trades for consistency with these policies.

The Investment Adviser will give advice to and make investment decisions for the Trust as it believes is in the fiduciary interests of the Trust. Advice given to the Trust or investment decisions made for the Trust may differ from, and may conflict with, advice given or investment decisions made for the Investment Adviser or its affiliates, or other funds or accounts managed by the Investment Adviser or its affiliates. For example, other funds or accounts managed by the Investment Adviser may sell short securities of an issuer in which the Trust has taken, or will, a long position in the same securities. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Trust and such increase in price would be to the Trust’s detriment. Conflicts may also arise because fund decisions regarding the Trust may benefit the Investment Adviser or its affiliates or another account or fund managed by the Investment Adviser or its affiliates. For example, the sale of a long position or establishment of a short position by the Trust may impair the price of the same security sold short by (and therefore benefit) another account or fund managed by the Investment Adviser or its affiliates, and the purchase of a security or covering a short position in a security by the Trust may increase the price of the same security held by (and therefore benefit) another account or fund managed by the Investment Adviser or its affiliates. Actions taken with respect to the Investment Adviser and its affiliates’ other funds or accounts managed by them may adversely impact the Funds, and actions taken by the Funds may benefit the Investment Adviser or its affiliates or its other funds or accounts.

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To the extent permitted by applicable law, the Investment Adviser may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the Funds. These payments may be made out of the Investment Adviser’s assets, or amounts payable to the Investment Adviser rather than a separately identifiable charge to the Funds. These payments may compensate Intermediaries for, among other things: marketing the Funds; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these services for such products.

Portfolio Manager Compensation Structure

As of March 31, 2008, the compensation for the Investment Adviser’s portfolio managers of the Funds is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager’s investment performance and contribution to his or her equity product team plus the financial performance of the investment business unit and Northern Trust Corporation as a whole. In addition, the portfolio manager’s annual incentive award is based primarily on the investment performance of the Funds. Performance is measured against the Funds’ benchmark(s) and in some cases its Lipper peer group for the prior one-year and three-year periods on a pre-tax basis. The annual incentive award is not based on the amount of assets held in the Fund. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Disclosure of Securities Ownership

As of the date of this Additional Statement, no shares of the Funds were outstanding and the Funds’ portfolio managers did not beneficially own any shares of the Funds.

PROXY VOTING

Northern Funds has delegated the voting of portfolio securities to the Investment Adviser. The Investment Adviser has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Investment Adviser has voting discretion, including the Funds. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Funds.

A Proxy Committee comprised of senior investment and compliance officers of the Investment Adviser have adopted certain guidelines (the “Proxy Guidelines”) concerning various corporate governance issues. The Proxy Committee has the responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. The Investment Adviser has retained an independent third party (the “Service Firm”) to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines.

The Proxy Guidelines provide that the Investment Adviser will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the Proxy Guidelines provide that the Investment Adviser will generally vote in favor of proposals to:

•	Repeal existing classified boards and elect directors on an annual basis;

•	Adopt a written majority voting or withhold policy (in situations in which a company has not previously adopted such a policy);

•	Lower supermajority shareholder vote requirements for charter and bylaw amendments;

•	Lower supermajority shareholder vote requirements for mergers and other business combinations;

•	Increase common share authorizations for a stock split;

•	Implement a reverse stock split; and

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•	Approve an ESOP (employee stock ownership plan) or other broad based employee stock purchase or ownership plan, or increase authorized shares for existing plans.

The Proxy Guidelines also provide that the Investment Adviser will generally vote against proposals to:

•	Classify the board of directors;

•	Require that poison pill plans be submitted for shareholder ratification;

•	Adopt dual class exchange offers or dual class recapitalizations;

•	Require a supermajority shareholder vote to approve mergers and other significant business combinations;

•	Require a supermajority shareholder vote to approve charter and bylaw amendments; and

•	Adopt certain social and environmental proposals deemed unwarranted by the company’s board of directors.

In certain circumstances, the Proxy Guidelines provide that proxy proposals will be addressed on a case-by-case basis, including those regarding executive and director compensation plans, mergers and acquisitions, ratification of poison pill plans, a change in the company’s state of incorporation and an increase in authorized common stock.

Except as otherwise provided in the Proxy Voting Policy, the Proxy Committee may vote proxies contrary to the recommendations of the Service Firm if it determines that such action is in the best interest of a Fund. In exercising its discretion, the Proxy Committee may take into account a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. The Proxy Committee also evaluates proposals in context. A particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

The Investment Adviser may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, the Investment Adviser may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, the Investment Adviser may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Investment Adviser may also be required to vote proxies for securities issued by Northern Trust Corporation or its affiliates or on matters in which the Investment Adviser has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by a Fund. The Investment Adviser seeks to address such conflicts of interest through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility to determine whether a proxy vote involves a conflict of interest and how the conflict should be addressed in conformance with the Proxy Voting Policy. The Proxy Committee may resolve such conflicts in any of a variety of ways, including without limitation the following: voting in accordance with the Proxy Guidelines based recommendation of the Service Firm; voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; voting pursuant to client direction by seeking instructions from the Board of Trustees of the Trust; or by voting pursuant to a “mirror voting” arrangement under which shares are voted in the same manner and proportion as shares over which the Investment Adviser does not have voting discretion. The method selected by the Proxy Committee may vary depending upon the facts and circumstances of each situation.

The Investment Adviser may choose not to vote proxies in certain situations. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”). In circumstances in which the

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Service Firm does not provide recommendations for a particular proxy, the Proxy Committee may obtain recommendations from analysts at the Investment Adviser who reviews the issuer in question or the industry in general. The Proxy Committee will apply the Proxy Guidelines as discussed above to any such recommendation.

This summary of the Investment Adviser’s Proxy Voting Policies and Proxy Guidelines is also posted in the resources section of the Northern Funds’ Web site. You may also obtain, upon request and without charge, a paper copy of the Investment Adviser’s Proxy Voting Policies and Proxy Guidelines or a Statement of Additional Information by calling 800-595-9111.

Information regarding how the Funds voted proxies, if any, relating to portfolio securities for the most recent 12-month period ended June 30 will be available, without charge, upon request, by contacting Northern Trust or by visiting the Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov.

ADMINISTRATOR AND DISTRIBUTOR

NTI (the “Administrator”), 50 South LaSalle Street, Chicago, Illinois 60603, acts as administrator for the Funds under an Administration Agreement with the Trust. Subject to the general supervision of the Fund Board of Trustees, the Administrator provides supervision of all aspects of the Trust’s non-investment advisory operations and performs various corporate secretarial, treasury and blue sky services, including but not limited to: (i) maintaining office facilities and furnishing corporate officers for the Trust; (ii) furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (iii) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Trust’s bills, preparing monthly reconciliation of the Trust’s expense records, updating projections of annual expenses, preparing materials for review by the Fund Board of Trustees and compliance testing; (iv) preparing and submitting reports to the Trust’s shareholders and the SEC; (v) preparing and printing financial statements; (vi) preparing monthly Fund profile reports; (vii) preparing and filing the Trust’s federal and state tax returns (other than those required to be filed by the Trust’s Custodian and Transfer Agent) and providing shareholder tax information to the Trust’s Transfer Agent; (viii) assisting the Trust’s Investment Adviser, at the Investment Adviser’s request, in monitoring and developing compliance procedures for the Trust which will include, among other matters, procedures to assist the Investment Adviser in monitoring compliance with each Fund’s investment objective, policies, restrictions, tax matters and applicable laws and regulations; (ix) assisting in marketing strategy and product development; (x) performing oversight/management responsibilities, such as the supervision and coordination of certain of the Trust’s service providers; (xi) performing “blue sky” compliance functions of various jurisdictions; (xii) assisting in maintaining corporate records and good standing status of the Trust in its state of organization; and (xiii) monitoring the Trust’s arrangements with respect to services provided by Service Organizations to their Customers who are the beneficial owners of shares, pursuant to servicing agreements between the Trust and such Servicing Agents.

Subject to the limitations described below, as compensation for its administrative services and the assumption of related expenses, the Administrator is entitled to a fee from each Fund, computed daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of each Fund. The Administrator also is entitled to additional fees for special legal services. The Funds pay the Administration fee to NTI.

Unless sooner terminated, the Administration Agreement will continue in effect until June 30, 2010, and thereafter for successive one-year terms with respect to each Fund, provided that the Agreement is approved annually (i) by the Fund Board of Trustees or (ii) by the vote of a majority of the outstanding shares of such Fund (as defined below under “Description of Shares”), provided that in either event the continuance also is approved by a majority of the Fund Trustees who are not parties to the Agreement and who are not interested persons (as defined in the 1940 Act) of any party thereto, by vote cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time without penalty by the Trust on at least 60 days’ written notice to the Administrator. The Administrator may terminate the Administration Agreement at any time without penalty after at least 60 days’ written notice to the Trust. The Administration Agreement provides that the Administrator may render similar services to others so long as its services under such Agreement are not impaired thereby. The Administration Agreement also provides that the Trust will indemnify the Administrator against all claims except those resulting from the willful misfeasance, bad faith, negligence or reckless disregard of the Administrator, or the Administrator’s breach of confidentiality.

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The Trust also has entered into a Distribution Agreement under which NFD, with principal offices at 10 High Street, Suite 302, Boston, MA 02110, as agent, sells shares of each Fund on a continuous basis. NFD pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to NFD for such distribution services. However, the Investment Adviser has entered into an agreement with NFD under which it makes payments to NFD in consideration for its services under the Distribution Agreement. The payments made by the Investment Adviser to NFD do not represent an additional expense to the Trust or its shareholders. NFD is a wholly-owned subsidiary of Foreside Distributors, LLC (“Foreside Distributors”). Foreside Distributors, based in Boston, Massachusetts, is an indirect wholly-owned subsidiary of Foreside Financial Group, LLC. The Distribution Agreement provides that the Trust will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality.

Under a Service Mark License Agreement (the “License Agreement”) with NFD, Northern Trust Corporation agrees that the name “Northern Funds” may be used in connection with the Trust’s business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name “Northern Funds” to any other person. The License Agreement provides that at such time as the Agreement is no longer in effect, NFD will cease using the name “Northern Funds.”

SERVICE ORGANIZATIONS

As stated in the Funds’ Prospectus, the Funds may enter into agreements from time to time with Service Organizations providing for support and/or distribution services to customers of the Service Organizations who are the beneficial owners of Fund shares. Under the agreements, the Funds may pay Service Organizations up to 0.25% (on an annualized basis) of the average daily NAV of the shares beneficially owned by their customers. Support services provided by Service Organizations under their agreements may include: (i) processing dividend and distribution payments from the Funds; (ii) providing information periodically to customers showing their share positions; (iii) arranging for bank wires; (iv) responding to customer inquiries; (v) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for subaccounting; (vi) forwarding shareholder communications; (vii) assisting in processing share purchase, exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; and (ix) other similar services requested by the Funds. In addition, Service Organizations may provide assistance (such as the forwarding of sales literature and advertising to their customers) in connection with the distribution of Fund shares.

The Funds’ arrangements with Service Organizations under the agreements are governed by two Plans (a Service Plan and a Distribution and Service Plan), which have been adopted by the Fund Board of Trustees, and which are substantially similar except that the Distribution and Service Plan contemplates the provision of distribution services. Because the Distribution and Service Plan contemplates the provision of services related to the distribution of Fund shares (in addition to support services), that Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act. In accordance with the Plans, the Fund Board of Trustees reviews, at least quarterly, a written report of the amounts expended in connection with the Funds’ arrangements with Service Organizations and the purposes for which the expenditures were made. In addition, the Funds’ arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the Trustees who are not “interested persons” of the Funds as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the “Disinterested Trustees”).

The Fund Board of Trustees believes that there is a reasonable likelihood that its arrangements with Service Organizations will benefit each Fund and its shareholders. Any material amendment to the arrangements with Service Organizations under the agreements must be approved by a majority of the Fund Board of Trustees (including a majority of the Disinterested Trustees), and any amendment to increase materially the costs under the Distribution and Service Plan with respect to a Fund must be approved by the holders of a majority of the outstanding shares of the Fund. So long as the Distribution and Service Plan is in effect, the selection and nomination of the members of the Fund Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such Disinterested Trustees.

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COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Drinker Biddle & Reath LLP, with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 and 191 N. Wacker Drive, Chicago, IL 60606-1698, serves as counsel to the Trust.

Deloitte & Touche LLP, an independent registered public accounting firm, 111 South Wacker Drive, Chicago, Illinois 60606-4301, has been appointed to serve as an independent registered public accounting firm for the Trust. In addition to audit services, Deloitte & Touche LLP reviews the Trust’s federal and state tax returns.

IN-KIND PURCHASES AND REDEMPTIONS

Payment for shares of a Fund may, in the discretion of Northern Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

Although each Fund generally will redeem shares in cash, each Fund reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash) from such Fund. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund’s NAV per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

REDEMPTION FEES AND REQUIREMENTS

Shares of the Funds are sold and generally redeemed without any purchase or redemption charge imposed by the Trust. However, as described in the Prospectus, there will be a 1% redemption fee (including redemption by exchange) on shares of the Funds exchanged within 90 days of purchase.

AUTOMATIC INVESTING PLAN

The Automatic Investing Plan permits an investor to use “Dollar Cost Averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, Dollar Cost Averaging usually should be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels.

DIRECTED REINVESTMENTS

In addition to having your income dividends and/or capital gains distributions reinvested in shares of the Fund from which such distributions are paid, you may elect the directed reinvestment option and have dividends and capital gains distributions automatically invested in another Northern Fund. Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement). Directed reinvestments may be used to invest funds from a regular account to another regular account, from a qualified plan account to another qualified plan account, or from a qualified plan account to a regular account. Directed reinvestments from a qualified plan account to a regular account may have adverse tax consequences including imposition of a penalty tax and, therefore, you should consult your own tax adviser before commencing these transactions.

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REDEMPTIONS AND EXCHANGES

Exchange requests received on a Business Day prior to the time shares of the Funds involved in the request are priced will be processed on the date of receipt. “Processing” a request means that shares in a Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt. Shares of a new Fund into which the shareholder is investing also normally will be purchased at the NAV per share next determined coincident to or after the time of redemption. Exchange requests received on a Business Day after the time shares of the Funds involved in the request are priced and will be processed on the next Business Day in the manner described above.

The Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds’ Prospectus from time to time. The Trust reserves the right on 30 days’ written notice, to redeem the shares held in any account if at the time of redemption, the NAV of the remaining shares in the account falls below $1,000. Such involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in the Fund’s NAV. The Trust also may involuntarily redeem shares held by any shareholder who provides incorrect or incomplete account information or when such redemptions are necessary to avoid adverse consequences to the Funds and their shareholders or the Transfer Agent.

RETIREMENT PLANS

Shares of the Funds may be purchased in connection with certain tax-sheltered retirement plans, including profit-sharing plans, 401(k) plans, money purchase pension plans, target benefit plans and individual retirement accounts. Further information about how to participate in these plans, the fees charged and the limits on contributions can be obtained from Northern Trust. To invest through any of the tax-sheltered retirement plans, please call Northern Trust for information and the required separate application. To determine whether the benefits of a tax-sheltered retirement plan are available and/or appropriate, a shareholder should consult with a tax adviser.

EXPENSES

Except as set forth above and in this Additional Statement, each Fund is responsible for the payment of its expenses. These expenses include, without limitation, the fees and expenses payable to the Investment Adviser, Administrator, Transfer Agent and Custodian; brokerage fees and commissions, fees for the registration or qualification of Fund shares under federal or state securities laws; expenses of the organization of the Trust; taxes; interest; costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust for violation of any law; legal, tax and auditing fees and expenses; expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and distributing of the same to the Funds’ shareholders and regulatory authorities; compensation and expenses of its Trustees; payments to Service Organizations; fees of industry organizations such as the Investment Company Institute; and miscellaneous and extraordinary expenses incurred by the Trust.

NTI as the Funds’ Investment Adviser intends to voluntarily reimburse a portion of the Funds’ expenses and/or reimburse all or portions of its advisory fees from the Funds during the current fiscal year. The result of these voluntary reimbursements, which may be modified or terminated at any time at its option, will be to increase the performance of the Funds during the periods for which the reimbursements are made.

PERFORMANCE INFORMATION

You may call 800-595-9111 to obtain performance information or visit northernfunds.com.

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The Funds calculate their total returns for each class of shares separately on an “annual total return” basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of shares also may be calculated on an “aggregate total return” basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Fund with respect to a class during the period are reinvested in the shares of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been more or less than the average for the entire period. The Funds also may advertise from time to time the total return of one or more classes of shares on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

Each Fund calculates its “average annual total return” for a class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value (“ERV”) of such investment according to the following formula:

P (1+T)[n] = ERV

Where:	P =	hypothetical initial payment of $1,000;
	T =	average annual total return;
	n =	period covered by the computation, expressed in terms of years; and
ERV =

ending redeemable value at the end of the 1-, 5- or 10-year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10- year (or other) periods at the end of the 1-, 5- or 10-year periods (or fractional portion).

Average annual total return (before taxes) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at NAV on the reinvestment dates during the period.

Each Fund may compute an “average annual total return-after taxes on distributions” for a class of shares by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ERV after taxes on distributions but not after taxes on redemption according to the following formula:

P (1+T)[n] = ATVD

Where:	P	=	a hypothetical initial payment of $1,000;
	T	=	average annual total return (after taxes on distributions);
	n	=	number of years; and
	ATVD	=

ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion), after taxes on distributions but not after taxes on redemption.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the

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federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, also is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Each Fund may compute an “average annual total return-after taxes on distributions and redemption” for a class of shares by determining the average annual compounded rate of return after taxes on distributions and redemption during specified periods that equates the initial amount invested to the ERV after taxes on distributions and redemption according to the following formula:

P (1+T)[n] = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000;
	T	=	average annual total return (after taxes on distributions and redemption);
	n	=	number of years; and
	ATVDR	=

ending value of a hypothetical $1,000

payment made at the beginning of the

1-, 5- or 10-year periods at the end of the

1-, 5-, or 10-year periods (or fractional portion),

after taxes on distributions and redemption.

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from the redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

Each Fund may compute an “aggregate total return” for a class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ERV of such investment. The formula for calculating aggregate total return is as follows:

T = [(ERV/P)] – 1

Where:	P =	hypothetical initial payment of $1,000;
	T =	aggregate total return; and
ERV =

ending redeemable value at the end of the 1-, 5- or 10-year periods

(or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10- year (or other) period at the end of the 1-, 5- or 10-year periods (or fractional portion).

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The formula for calculating total return assumes that (i) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, and (ii) all recurring fees charged to all shareholder accounts are included. The variable ERV is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

GENERAL INFORMATION

Each Fund’s performance will fluctuate, unlike bank deposits or other investments that pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing NAV and determining performance.

The performance of the Funds may be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper, Inc. or to the                      Index. Performance data as reported in national financial publications such as Money, Forbes, Barron’s, the Wall Street Journal and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of the Funds. From time to time, the Funds also may quote the mutual fund ratings of Morningstar, Inc. and other services in their advertising materials.

Ibbotson Associates of Chicago, Illinois (“Ibbotson”) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons also may include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds also may compare performance to that of other compilations or indices that may be developed and made available in the future.

The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. “Compounding” refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment

49

composition of a Fund), as well as the views of the Investment Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds also may include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Fund. Also, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Materials may include lists of representative clients of Northern Trust. Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials also may include discussions of other funds, investment products, and services.

The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data.

The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor’s average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

NET ASSET VALUE

Securities are valued at fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are valued at the regular trading session closing price on the exchange or system in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities that are not reported in the NASDAQ National Market System also generally are valued at the most recent quoted bid price. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers generally are based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed-income securities, however, may, like domestic fixed-income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at NAV. Spot and forward currency exchange contracts generally are valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers.

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Short-term investments are valued at amortized cost, which the Investment Adviser has determined, pursuant to Board authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is limited, corporate actions and announcements take place, or regulatory news is released such as government approvals. Additionally the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. Eastern Standard Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than the Fund’s official closing NAV. For instance, if a pricing error is discovered that impacts the Fund’s NAV, the corrected NAV would be the official closing NAV and the erroneous NAV would be a NAV other than the Fund’s official closing NAV. Those transactions that were processed using the erroneous NAV may then be reprocessed using the official closing NAV. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, each Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

The Investment Adviser is not required to calculate the NAV of a Fund on days during which no shares are tendered to a Fund for redemption and no orders to purchase or sell shares are received by a Fund, or on days on which there is an insufficient degree of trading in a Fund’s portfolio securities for changes in the value of such securities to affect materially the NAV per share.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code of 1986 as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL - GENERAL INFORMATION

Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

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Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

Dividends paid to shareholders of the Tax-Advantaged Ultra Short-Fixed Income Fund are expected to be designated by the Fund as “exempt-interest dividends” to the extent that such dividends are derived from municipal instruments interest and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from municipal instruments does not necessarily result in the exemption of such dividends from state and local taxes. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax and will be subject to state tax in most states. The payment of a portion of the fund’s dividends as dividends exempt from federal income tax will not provide additional tax benefits to investors in tax-sheltered retirement plans or individuals not subject to federal income tax.

STATE AND LOCAL TAXES

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

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FOREIGN TAXES

The Funds may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If this Fund makes this election, the amount of such foreign taxes paid by the Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. A Fund that is not eligible or chooses not to make this election will be entitled to deduct such taxes in computing the amounts it is required to distribute.

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS

The tax principles applicable to transactions in financial instruments, including futures contracts and options, that may be engaged in by a Fund, are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

DESCRIPTION OF SHARES

The Trust Agreement permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees or Trust may hereafter create series in addition to the Trust’s 41 existing series, which represent interests in the Trust’s 41 respective portfolios.

The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees: (i) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (ii) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or (iii) may have no power or authority with respect to any other series or class.

Under the terms of the Trust Agreement, each share of each Fund has a par value of $0.0001, which represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under “About Your Account” in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by a Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of each Fund are redeemable at the unilateral option of the Trust. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.

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The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Funds normally are allocated in proportion to the NAV of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

Each Fund and other Funds of the Trust entitled to vote on a matter will vote in the aggregate and not by Fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular Fund.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share (and proportionate fractional votes for fractional shares held) or to one vote for each dollar of NAV represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or may be required by law.

Subject to the rights of the Fund Trustees with respect to the Funds, the Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

Subject to the rights of the Fund Trustees with respect to the Funds, the Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Board of Trustees of the Trust may not, without the affirmative vote of the holders of a majority of the outstanding shares of the applicable Fund, amend or otherwise supplement the Trust Agreement or amend and restate a trust investment to reduce the rights, duties, powers, authorities and responsibilities of the Funds Trustees, except to the extent such action does not violate the 1940 Act. Subject to the foregoing, the Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the

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right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

Under the Delaware Statutory Trust Act (the “Delaware Act”), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreement protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The term “majority of the outstanding shares” of either the Trust or a particular Fund or investment portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Fund or portfolio.

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OTHER INFORMATION

The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s Web site at sec.gov.

Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” – Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks—Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issue or issuer.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” – Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action, which have not experienced a default. The “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments may have been suspended in accordance with the instrument’s terms.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“RD” – Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” –Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B

As stated in the Prospectuses, the Funds may enter into certain futures transactions. Some of these such transactions are described in this Appendix. The Funds may also enter into other futures transactions or other securities and instruments that are available in the markets from time to time.

I. Interest Rate Futures Contracts.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, at or shortly after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, by using futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms may call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. These exchanges may be either designated by the Commodity Futures Trading Commission (“CFTC”) as a contract market or registered with the CFTC as a derivatives transaction execution facility (“DTEF”). Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Interest rate futures also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated to varying degrees by the CFTC.

A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Ginnie Mae modified pass-through mortgage-backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II. Index and Security Futures Contracts

A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain futures contracts relate to narrower market indices, such as the S&P’s 100 or indices based on an industry or market segment, such as oil and gas stocks. Since 2001, trading has been permitted in futures based on a single stock and on narrow-based security indices (as defined in the Commodity Futures Modernization Act of 2000) (together “security futures,” broader-based index futures are referred to as “index futures”). Some futures contracts are traded on organized exchanges regulated by the CFTC. These exchanges may be either designated by the CFTC as a contract market or registered with the CFTC as a DTEF. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. Futures contracts also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated by varying degrees by the CFTC. To the extent consistent with its investment objective and strategies, a Fund may also engage in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

A Fund may sell index futures and security futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures and security futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

In addition, a Fund may utilize index futures and security futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

III. Futures Contracts on Foreign Currencies

A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV. Margin Payments

Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Investment Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V. Risks of Transactions in Futures Contracts

There are several risks in connection with the use of futures by a Fund, even if the futures are used for hedging (non-speculative) purposes. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Investment Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Investment Adviser. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

When futures are purchased to hedge against a possible increase in the price of securities or a currency before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Investment Adviser may still not result in a successful hedging transaction over a short time frame.

In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility, which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by a Fund is also subject to the Investment Adviser’s ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Futures purchased or sold by a Fund (and related options) may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the NFA nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations and the rules of the NFA and any domestic exchange or other trading facility (including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange), nor the protective measures provided by the SEC’s rules relating to security futures. In particular, the investments of a Fund in foreign futures, or foreign options transactions may not be provided the same protections in respect to transactions on United States futures trading facilities. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

VI. Options on Futures Contracts

A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option of a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the value of the securities held by a Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See “Risks of Transactions in Futures Contracts” above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. Other Matters

The Funds intend to comply with the regulations of the CFTC exempting them from registration as a “Commodity Pool Operator.” The Funds are operated by persons who have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulations as a pool operator under such Act. Accounting for futures contracts will be in accordance with generally accepted accounting principles.

PART C

OTHER INFORMATION

Item 23.	Exhibits

The following exhibits are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) (Accession No. 0000893220-96-000957), Post-Effective Amendment No. 11 to such Registration Statement (Accession No. 0000893220-96-001248), Post-Effective Amendment No. 12 to such Registration Statement (Accession No. 0000893220-96-001771), Post-Effective Amendment No. 16 to such Registration Statement (Accession No. 0000893220-97-001320), Post-Effective Amendment No. 19 to such Registration Statement (Accession No. 0000893220-98-000578), Post-Effective Amendment No. 22 to such Registration Statement (Accession No. 0000893220-99-000673), Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000893220-99-001176), Post-Effective Amendment No. 28 to such Registration Statement (Accession No. 0000948221-99-000405), Post-Effective Amendment No. 30/31 to such Registration Statement (Accession Nos. 0000927405-00-000135 and 0000927405-00-000136), Post-Effective Amendment No. 34 to such Registration Statement (Accession No. 0000948221-00-000340), Post-Effective Amendment No. 35 to such Registration Statement (Accession No. 0000912057-01-007427), Post-Effective Amendment No. 36 to such Registration Statement (Accession No. 0000912057-01-517742), Post-Effective Amendment No. 37 to such Registration Statement (Accession No. 0000912057-01-525747), Post-Effective Amendment No. 38 to such Registration Statement (Accession No. 0000912057-02-022419), Post-Effective Amendment No. 39 to such Registration Statement (Accession No. 0001047469-03-025437), Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950137-04-005850), Post-Effective Amendment No. 41 to such Registration Statement (Accession No. 0000950137-04-010606), Post-Effective Amendment No. 42 to such Registration Statement (Accession No. 0000950137-05-006454), Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950137-05-009176), Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950137-05-011529), Post-Effective Amendment No. 45 to such Registration Statement (Accession No. 0000950137-05-015036), Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950137-06-003828), Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950137-06-004561), Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950137-06-006657), Post-Effective Amendment No. 49 to such Registration Statement (Accession No. 0000950137-06-007089), Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950137-06-008268), Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950137-06-008313), Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950137-06-013309), Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950137-07-008254), Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0000950137-07-008309), Post-Effective Amendment No. 55 to such Registration Statement (Accession No. 0000950137-07-010793), Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000950137-07-012261), Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000950137-08-013913),

Post-Effective Amendment No. 59 to such Registration Statement (Accession No. 0001193125-08-145069), Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0001193125-08-160161), Post-Effective Amendment No. 62 to such Registration Statement (Accession No. 0001193125-08-194615) and Post-Effective Amendment No. 63 to such Registration Statement (Accession No. 0001193125-08-237777).

(a)	(1)	Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to Post-Effective Amendment No. 30/31 to Registrant’s Registration Statement on Form N-1A, filed on May 15, 2000 (Accession Nos. 0000927405-00-000135 and 0000927405-00-000136) (“PEA No. 30/31”).

	(2)	Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(2) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2000 (Accession No. 0000948221-00-000340) (“PEA No. 34”).

	(3)	Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 filed as Exhibit (a)(3) to PEA No. 34.

(4)

Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 filed as Exhibit (a)(1) to Post Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000912057-01-007427) (“PEA No. 35”).

	(5)	Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 filed as Exhibit (a)(2) to PEA No. 35.

(6)

Amendment No. 5 to the Agreement and Declaration of Trust dated July 29, 2003 filed as Exhibit (a)(6) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on July 29, 2003 (Accession No. 0001047469-03-025437) (“PEA No. 39”).

(7)

Amendment No. 6 to the Agreement and Declaration of Trust dated October 26, 2004 filed as Exhibit (a)(7) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed on December 1, 2004 (Accession No. 0000950137-04-010606)(“PEA No. 41”).

(8)

Amendment No. 7 to the Agreement and Declaration of Trust dated February 11, 2005 filed as Exhibit (a)(8) to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, filed on May 25, 2005 (Accession No. 0000950137-05-006454) (“PEA No. 42”).

	(9)	Amendment No. 8 to the Agreement and Declaration of Trust dated May 7, 2005 filed as Exhibit (a)(9) to PEA No. 42.

(10)

Amendment No. 9 to the Agreement and Declaration of Trust dated November 4, 2005 filed as Exhibit (a)(10) to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A, filed on December 16, 2005 (Accession No. 0000950137-05-015036) (“PEA No. 45”).

(11)	Amendment No. 10 to the Agreement and Declaration of Trust dated February 16, 2006 is filed as Exhibit (a)(11) to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, filed on March 27, 2006 (Accession No. 0000950137-06-003828) (“PEA No. 46”).

(12)	Amendment No. 11 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(12) to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A, filed on June 22, 2006 (Accession No. 0000950137-06-007089) (“PEA No. 49”).

(13)	Amendment No. 12 to the Agreement and Declaration of Trust dated May 4, 2006 filed as Exhibit (a)(13) to PEA No. 49.

(14)	Amendment No. 13 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(14) to PEA No. 49.

(15)	Amendment No. 14 to the Agreement and Declaration of Trust dated June 20, 2006 is filed as Exhibit (a)(15) to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, filed on July 28, 2006 (Accession No. 0000950137-06-008268) (“PEA No. 50”).

(16)	Amendment No. 15 to the Agreement and Declaration of Trust dated February 16, 2007 filed as Exhibit (a)(16) to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A, filed on May 29, 2007 (Accession No. 0000950137-07-008254) (“PEA No. 53”).

(17)	Amendment No. 16 to the Agreement and Declaration of Trust dated February 15, 2007 filed as Exhibit (a)(17) to PEA No. 53.

(18)	Amendment No. 17 to the Agreement and Declaration of Trust dated August 3, 2007 filed as Exhibit (a)(18) to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A, filed on August 13, 2007 (Accession No. 0000950137-07-012261) (“PEA No. 57”).

(19)	Amendment No. 18 to the Agreement and Declaration of Trust dated August 3, 2007 filed as Exhibit (a)(19) to PEA No. 57.

(20)	Amendment No. 19 to the Agreement and Declaration of Trust dated November 2, 2007 filed as Exhibit (a)(20) to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A, filed on July 29, 2008 (Accession No. 0001193125-08-160161) (“PEA No. 60”).

(21)	Amendment No. 20 to the Agreement and Declaration of Trust dated August 8, 2008 is filed as Exhibit (a)(21) to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, filed on November 17, 2008 (Accession No. 0001193125-08-237777) (“PEA No. 63”).

	(22)	Amendment No. 21 to the Agreement and Declaration of Trust dated November 7, 2008 is filed as Exhibit (a)(22) to PEA No. 63.

(b)	(1)	Amended and Restated By-Laws adopted August 2, 2000 filed as Exhibit (b)(1) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A, filed on May 30, 2002 (Accession No. 0000912057-02-022419) (“PEA No. 38”).

	(2)	Amendment No. 1 to the Amended and Restated By-Laws adopted March 31, 2003 filed as Exhibit (b)(2) to PEA No. 39.

	(3)	Amendment No. 2 to the Amended and Restated By-Laws adopted July 29, 2003 filed as Exhibit (b)(3) to PEA No. 39.

	(4)	Amendment No. 3 to the Amended and Restated By-Laws adopted April 27, 2004 filed as Exhibit (b)(4) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on July 26, 2004 (Accession No. 0000950137-04-005850) (“PEA No. 40”).

	(5)	Amendment No. 4 to the Amended and Restated By-Laws adopted July 27, 2004 filed as Exhibit (b)(5) to PEA No. 41.

	(6)	Amendment No. 5 to the Amended and Restated By-Laws adopted June 20, 2006 filed as Exhibit (b)(6) to PEA No. 50.

	(7)	Amendment No. 6 to the Amended and Restated By-Laws adopted February 14, 2008 filed as Exhibit (b)(7) to PEA No. 60.

(c)		Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to PEA No. 30/31.

(d)	(1)	Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(1) to PEA No. 35.

	(2)	Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(2) to PEA No. 35.

	(3)	Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(3) to PEA No. 35.

(4)	Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(4) to PEA No. 35.

(5)	Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(5) to PEA No. 35.

(6)	Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(6) to PEA No. 35.

(7)	Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(7) to PEA No. 35.

(8)	Addendum No. 7 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(8) to PEA No. 35.

(9)	Addendum No. 8 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(9) to PEA No. 35.

(10)	Addendum No. 9 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(10) to PEA No. 35.

(11)	Addendum No. 10 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(11) to PEA No. 35.

(12)	Addendum No. 11 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (d)(12) to PEA No. 35.

(13)	Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated August 2, 2000 filed as Exhibit (d)(13) to PEA No. 35.

(14)	Assumption Agreement between The Northern Trust Investments, Inc. and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(14) to PEA No. 35.

(15)	Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, Inc. dated May 17, 2001 filed as Exhibit (d)(15) to Post Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, filed on May 29, 2001 (Accession No. 0000912057-01-517742) (“PEA No. 36”).

(16)	Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 14, 2005 filed as Exhibit (d)(16) to PEA No. 42.

(17)	Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated December 5, 2005 filed as Exhibit (d)(17) to PEA No. 45.

(18)	Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 17, 2006 filed as Exhibit (d)(18) to PEA No. 46.

(19)	Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc., and Northern Trust Investments, N.A. dated May 5, 2006 filed as Exhibit (d)(19) to PEA No. 49.

(20)	Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated May 5, 2006 filed as Exhibit (d)(20) to PEA No. 50.

(21)	Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 16, 2007 filed as Exhibit (d)(21) to PEA No. 53.

(22)	Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc., and Northern Trust Investments, N.A. dated August 3, 2007 filed as Exhibit (d)(22) to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, filed on September 7, 2007 (Accession No. 0000950137-07-013913) (“PEA No. 58”).

(23)	Addendum No. 7 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. filed as Exhibit (d)(23) to PEA No. 58.

(24)	Amended and Restated Investment Advisory and Ancillary Services Agreement dated November 15, 2007 (with respect to the Global Sustainability Index Fund) and January 29, 2008 (with respect to each of the other Funds of the Trust) between Northern Funds, Northern Trust Global Investments, Ltd. and Northern Trust Investments, N.A. filed as Exhibit (d)(24) to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, filed on July 1, 2008 (Accession No. 0001193125-08-145069) (“PEA No. 59”).

(25)	Addendum No. 1 to the Amended and Restated Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust

Investments, N.A. is filed as Exhibit (d)(25) to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A, filed on September 11, 2008 (Accession No. 0001193125-08-194615) (“PEA No. 62”).

(26)	Addendum No. 2 to the Amended and Restated Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc. and Northern Trust Investments, N.A. is filed herewith.

(27)	Form of Addendum No. 3 to the Amended and Restated Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc. and Northern Trust Investments, N.A. is filed herewith.

(28)	Assumption Agreement between The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (d)(16) to PEA No. 35.

(29)	Assumption Agreement by and among The Northern Trust Company, Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited dated May 2, 2001 filed as Exhibit (d)(17) to Post Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A, filed on July 30, 2001 (Accession No. 0000912057-01-525747) (“PEA No. 37”).

(30)	Assumption Agreement between Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited dated April 1, 2002 filed as Exhibit (d)(17) to PEA No. 39.

(31)	Assumption Agreement between Northern Trust Investments, N.A. and Northern Trust Global Investments Limited dated August 3, 2007 filed as Exhibit (d)(29) to PEA No. 59.

(32)	Fee Reduction Commitment dated July 31, 2002 by Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited filed as Exhibit (d)(19) to PEA No. 39.

(33)	Fee Reduction Commitment dated July 31, 2002 by Northern Trust Investments, Inc. filed as Exhibit (d)(20) to PEA No. 39.

(34)	Fee Reduction Commitment dated July 31, 2004 by Northern Trust Investments, N.A. and Northern Trust Global Investments (Europe) Limited is filed as Exhibit (d)(21) to PEA No. 40.

(35)	Fee Reduction Commitment dated February 24, 2005 by Northern Trust Investments, N.A. filed as Exhibit (d)(23) to PEA No. 42.

(36)	Fee Reduction Commitment dated February 17, 2006 by Northern Trust Investments, N.A. and Northern Trust Global Investments Limited filed as Exhibit (d)(27) to PEA No. 46.

(37)	Fee Reduction Commitment dated May 9, 2008 by Northern Trust Investments, N.A. and Northern Trust Global Investments Limited filed as Exhibit (d)(35) to PEA No. 60.

(38)	Fee Reduction Commitment dated May 9, 2008 by Northern Trust Investments, N.A. and Northern Trust Global Advisors, Inc. filed as Exhibit (d)(36) to PEA No. 60.

(39)	Acknowledgement of Conversion between Northern Trust Investments, N.A. and Registrant dated July 31, 2003 filed as Exhibit (d)(22) to PEA No. 40.

(40)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Altrinsic Global Advisors, LLC dated June 22, 2006 filed as Exhibit (d)(30) to PEA No. 49. *

(41)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Geneva Capital Management Ltd. dated June 22, 2006 filed as Exhibit (d)(31) to PEA No. 49. *

(42)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and LSV Asset Management dated June 22, 2006 filed as Exhibit (d)(33) to PEA No. 49. *

(43)	Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and LSV Asset Management dated August 4, 2006 filed as Exhibit (d)(36) to PEA No. 53.

(44)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Metropolitan West Capital Management, LLC dated June 22, 2006 filed as Exhibit (d)(34) to PEA No. 49. *

(45)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and TCW Investment Management Company dated June 22, 2006 filed as Exhibit (d)(38) to PEA No. 49. *

(46)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Tradewinds NWQ Global Investors, LLC dated June 22, 2006 filed as Exhibit (d)(39) to PEA No. 49. *

(47)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and William Blair & Company, LLC dated June 22, 2006 filed as Exhibit (d)(40) to PEA No. 49. *

(48)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and UBS Global Asset Management (Americas) Inc. dated August 30, 2007 filed as Exhibit (d)(45) to PEA No. 58.*

(49)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Copper Rock Capital Partners, LLC dated November 16, 2007 filed as Exhibit (d)(48) to PEA No. 60. *

(50)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Delaware Management Company dated August 3, 2007 filed as Exhibit (d)(49) to PEA No. 60. *

(51)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Jennison Associates LLC dated August 3, 2007 filed as Exhibit (d)(50) to PEA No. 60. *

(52)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Marsico Capital Management, LLC dated August 30, 2007 filed as Exhibit (d)(51) to PEA No. 60. *

(53)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Metropolitan West Capital Management, LLC dated August 3, 2007 filed as Exhibit (d)(52) to PEA No. 60. *

(54)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and OFI Institutional Asset Management, Inc. dated May 9, 2008 filed as Exhibit (d)(53) to PEA No. 60. *

(55)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Systematic Financial Management, LP dated May 9, 2008 filed as Exhibit (d)(54) to PEA No. 60. *

(56)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Tradewinds Global Investors, LLC dated November 13, 2007 filed as Exhibit (d)(55) to PEA No. 60. *

(57)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and William Blair & Company, LLC dated March 3, 2008 filed as Exhibit (d)(56) to PEA No. 60. *

(58)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Axiom International Investors, LLC is filed herewith. *

(59)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and PanAgora Asset Management, Inc. is filed herewith.*

(60)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Westwood Global Investments, LLC is filed herewith.*

	(61)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Cohen & Steers Capital Management, Inc. is filed herewith.*

	(62)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and EII Realty Securities Inc. is filed herewith.*

	(63)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and ING Clarion Real Estate Securities, LP is filed herewith.*

(e)	(1)	Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated January 1, 2009 is filed herewith.

	(2)	Form of Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC is filed herewith.

(f)	None.

(g)	(1)	Custodian Agreement between Registrant and The Northern Trust Company dated April 1, 1994 (“Custodian Agreement”) filed as Exhibit 8(a) to Post Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-96-001248) (“PEA No. 11”).

	(2)	Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.

	(3)	Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to Post Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-96-000957) (“PEA No. 9”).

	(4)	Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to Post Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-96-001771) (“PEA No. 12”).

	(5)	Addendum No. 4 to the Custodian Agreement dated August 6, 1996 filed as Exhibit 8(j) to PEA No. 12.

	(6)	Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to Post Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-97-001320) (“PEA No. 16”).

(7)	Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to Post Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-98-000578) (“PEA No. 19”).

(8)	Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.

(9)	Addendum No. 8 to the Custodian Agreement dated December 21, 1998 filed as Exhibit (g)(12) to Post Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-99-000673) (“PEA No. 22”).

(10)	Addendum No. 9 to the Custodian Agreement dated September 15, 1999 filed as Exhibit (g)(13) to Post Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000893220-99-001176) (“PEA No. 27”).

(11)	Addendum No. 10 to the Custodian Agreement dated December 28, 1999 filed as Exhibit (g)(14) to Post Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (Accession No. 0000948221-99-000405) (“PEA No. 28”).

(12)	Addendum No. 11 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (g)(15) to PEA No. 35.

(13)	Addendum No. 12 to the Custodian Agreement between Registrant and The Northern Trust Company dated August 1, 2000 filed as Exhibit (g)(16) to PEA No. 35.

(14)	Addendum No. 13 to the Custodian Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (g)(17) to PEA No. 35.

(15)	Addendum No. 14 to the Custodian Agreement between Registrant and The Northern Trust Company dated May 17, 2001 filed as Exhibit (g)(15) to PEA No. 36.

(16)	Addendum No. 15 to the Custodian Agreement between Registrant and The Northern Trust Company dated October 30, 2001 filed as Exhibit (g)(16) to PEA No. 38.

(17)	Addendum No. 16 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 29, 2003 filed as Exhibit (g)(17) to PEA No. 40.

(18)	Addendum No. 17 to the Custodian Agreement between Registrant and The Northern Trust Company dated February 14, 2005 filed as Exhibit (g)(18) to PEA No. 42.

(19)	Addendum No. 18 to the Custodian Agreement between Registrant and The Northern Trust Company dated December 5, 2005 filed as Exhibit (g)(19) to PEA No. 45.

(20)	Addendum No. 19 to the Custodian Agreement between Registrant and The Northern Trust Company dated May 5, 2006 filed as Exhibit (g)(20) to PEA No. 50.

(21)	Addendum No. 20 to the Custodian Agreement between Registrant and The Northern Trust Company dated February 16, 2007 filed as Exhibit (g)(21) to PEA No. 53.

(22)	Addendum No. 21 to the Custodian Agreement between Registrant and The Northern Trust Company dated August 3, 2007 filed as Exhibit (g)(22) to PEA No. 58.

(23)	Addendum No. 22 to the Custodian Agreement between Registrant and The Northern Trust Company dated August 3, 2007 filed as Exhibit (g)(23) to PEA No. 58.

(24)	Form of Addendum No. 23 to the Custodian Agreement between Registrant and The Northern Trust Company filed herewith.

(25)	Foreign Custody Agreement between Registrant and The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.

(26)	Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

(27)	Addendum No. 2 to the Foreign Custody Agreement dated February 8, 2000 filed as Exhibit (g)(15) to PEA No. 30/31.

(28)	Addendum No. 3 to the Foreign Custody Agreement dated July 31, 2000 filed as Exhibit (g)(19) to PEA No. 35.

(29)	Addendum No. 4 to the Foreign Custody Agreement dated October 30, 2001 filed as Exhibit (g)(21) to PEA No. 38.

(30)	Addendum No. 5 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated July 29, 2003 filed as Exhibit (g)(23) to PEA No. 40.

	(31)	Addendum No. 6 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated February 14, 2005 filed as Exhibit (g)(25) to PEA No. 42.

	(32)	Addendum No. 7 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated February 17, 2006 filed as Exhibit (g)(28) to PEA No. 46.

	(33)	Addendum No. 8 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated May 5, 2006 filed as Exhibit (g)(29) to PEA No. 50.

	(34)	Addendum No. 9 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated May 5, 2006 filed as Exhibit (g)(30) to PEA No. 50.

	(35)	Addendum No. 10 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated November 2, 2007 filed as Exhibit (g)(34) to PEA No. 59.

	(36)	Addendum No. 11 to the Foreign Custody Agreement between Registrant and The Northern Trust Company is filed as Exhibit (g)(35) to PEA No. 62.

	(37)	Addendum No. 12 to the Foreign Custody Agreement between Registrant and The Northern Trust Company is filed as Exhibit (g)(36) to PEA No. 63.

	(38)	Foreign Custody Monitoring Agreement between Registrant and The Northern Trust Company dated July 2, 2001 filed as Exhibit (g)(20) to PEA No. 37.

(h)	(1)	Transfer Agency Agreement between Registrant and The Northern Trust Company dated April 1, 1994 (“Transfer Agency Agreement”) filed as Exhibit 8(b) to PEA No. 11.

	(2)	Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.

	(3)	Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 11.

	(4)	Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

	(5)	Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

	(6)	Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.

(7)	Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.

(8)	Addendum No. 7 to the Transfer Agency Agreement dated December 21, 1998 filed as Exhibit (h)(11) to PEA No. 22.

(9)	Addendum No. 8 to the Transfer Agency Agreement dated September 15, 1999 filed as Exhibit (h)(9) to PEA No. 27.

(10)	Addendum No. 9 to the Transfer Agency Agreement dated December 28, 1999 filed as Exhibit (h)(10) to PEA No. 28.

(11)	Addendum No. 10 to the Transfer Agency Agreement dated February 8, 2000 filed as Exhibit (h)(15) to PEA No. 30/31.

(12)	Addendum No. 11 to the Transfer Agency Agreement dated July 31, 2000 filed as Exhibit (h)(13) to PEA No. 34.

(13)	Addendum No. 12 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(15) to PEA No. 35.

(14)	Addendum No. 13 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(16) to PEA No. 35.

(15)	Addendum No. 14 to the Transfer Agency Agreement dated May 17, 2001 filed as Exhibit (h)(15) to PEA No. 36.

(16)	Addendum No. 15 to the Transfer Agency Agreement dated October 30, 2001 filed as Exhibit (h)(16) to PEA No. 38.

(17)	Addendum No. 16 to the Transfer Agency Agreement dated February 14, 2005 filed as Exhibit (h)(17) to PEA No. 42.

(18)	Addendum No. 17 to the Transfer Agency Agreement dated December 5, 2005 filed as Exhibit (h)(18) to PEA No. 45.

(19)	Addendum No. 18 to the Transfer Agency Agreement dated February 17, 2006 filed as Exhibit (h)(19) to PEA No. 46.

(20)	Addendum No. 19 to the Transfer Agency dated February 17, 2006 filed as Exhibit (h)(20) to PEA No. 46.

(21)	Addendum No. 20 to the Transfer Agency Agreement dated May 5, 2006 filed as Exhibit (h)(21) to PEA No. 50.

(22)	Addendum No. 21 to the Transfer Agency Agreement dated May 5, 2006 filed as Exhibit (h)(22) to PEA No. 50.

	(23)	Addendum No. 22 to the Transfer Agency Agreement dated February 16, 2007 filed as Exhibit No. (h)(23) to PEA No. 53.

	(24)	Addendum No. 23 to the Transfer Agency Agreement dated August 3, 2007 filed as Exhibit (h)(24) to PEA No. 58.

	(25)	Addendum No. 24 to the Transfer Agency Agreement dated August 3, 2007 filed as Exhibit (h)(25) to PEA No. 58.

	(26)	Addendum No. 25 to the Transfer Agency Agreement dated November 2, 2007 filed as Exhibit (h)(26) to PEA No. 59.

	(27)	Addendum No. 26 to the Transfer Agency Agreement is filed as Exhibit (h)(27) to PEA No. 62.

	(28)	Addendum No. 27 to the Transfer Agency Agreement is filed as Exhibit (h)(28) to PEA No. 63.

	(29)	Form of Addendum No. 28 to the Transfer Agency Agreement is filed herewith.

	(30)	Sub-Transfer Agency and Services Agreement between The Northern Trust Company and PFPC Inc. dated February 8, 2000 filed as Exhibit (h)(16) to PEA No. 37.

	(31)	Amended and Restated Service Plan, adopted as of April 1, 1999 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

	(32)	Amended and Restated Service Plan adopted on April 1, 1994 and amended on May 2, 2000 and filed as Exhibit (h)(16) to PEA No. 34 and Related Forms of Servicing Agreement as amended on February 13, 2004 filed as Exhibit (h)(19) to PEA 40.

	(33)	Administration Agreement among Registrant and Northern Trust Investments, N.A. dated January 1, 2009 filed herewith.

	(34)	Form of Amended and Restated Schedule A to the Administration Agreement by and between Northern Funds and Northern Trust Investments, N.A. is filed herewith.

(i)	(1)	Opinion of Drinker Biddle & Reath LLP is filed herewith.

(j)	(1)	Consent of Drinker Biddle & Reath LLP is filed herewith.

(k)	None.

(l)	(1)	Purchase Agreement between Registrant and The Northern Trust Company dated March 31, 1994 filed as Exhibit 13(a) to PEA No. 11.

	(2)	Purchase Agreement between Registrant and Miriam M. Allison dated March 14, 1994 filed as Exhibit 13(b) to PEA No. 11.

	(3)	Purchase Agreement between Registrant and Miriam M. Allison dated March 31, 1998 for shares of the Mid Cap Growth Fund filed as Exhibit (l)(3) to PEA No. 22.

	(4)	Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Fixed Income Fund filed as Exhibit (l)(4) to PEA No. 22.

	(5)	Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Municipal Fund filed as Exhibit (l)(5) to PEA No. 22.

	(6)	Purchase Agreement between Registrant and Miriam M. Allison dated September 3, 1999 for shares of the Small Cap Index Fund filed as Exhibit (l)(6) to PEA No. 27.

	(7)	Purchase Agreement between Registrant and The Northern Trust Company dated September 3, 1999 for shares of the Income Equity Fund, Stock Index Fund, Growth Equity Fund, Technology Fund, International Growth Equity Fund and Small Cap Index Fund filed as Exhibit (l)(7) to PEA No. 27.

	(8)	Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Small Cap Growth Fund filed as Exhibit (l)(8) to PEA No. 27.

	(9)	Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Short-Intermediate U.S. Government Fund filed as Exhibit (l)(9) to PEA No. 27.

	(10)	Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the California Intermediate Tax-Exempt Fund filed as Exhibit (l)(10) to PEA No. 27.

	(11)	Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Arizona Tax-Exempt Fund filed as Exhibit (l)(11) to PEA No. 27.

	(12)	Purchase Agreement between Registrant and The Northern Trust Company dated October 1, 1999 for shares of the U.S. Government Fund, Intermediate Tax-Exempt Fund, Fixed Income Fund, Tax-Exempt Fund, California Tax-Exempt Fund, International Fixed Income Fund, Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and Short-Intermediate U.S. Government Fund filed as Exhibit (l)(12) to PEA No. 27.

(13)	Purchase Agreement between Registrant and The Northern Trust Company dated February 14, 2000 for shares of the MarketPower Fund filed as Exhibit (l)(13) to PEA No. 30/31.

(14)	Purchase Agreement between Registrant and Brian R. Curran dated May 8, 2000 for shares of the Global Communications Fund filed as Exhibit (l)(14) to PEA No. 30/31.

(15)	Purchase Agreement between Registrant and The Northern Trust Company dated February 14, 2000 for shares of the Tax-Exempt Money Market Fund filed as Exhibit (l)(15) to PEA No. 30/31.

(16)	Purchase Agreement between Registrant and Brian R. Curran for shares of the Large Cap Value Fund dated August 2, 2000 filed as Exhibit (l)(1) to PEA No. 35.

(17)	Purchase Agreement between Registrant and Brian R. Curran for shares of the Growth Opportunities Fund dated September 22, 2000 filed as Exhibit (l)(2) to PEA No. 35.

(18)	Purchase Agreement between Registrant and Brian R. Curran for shares of the Value Fund dated May 29, 2001 filed as Exhibit (l)(18) to PEA No. 38.

(19)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Mid Cap Index Fund dated February 14, 2005 filed as Exhibit (l)(19) to PEA No. 42.

(20)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the International Equity Index Fund dated February 14, 2005 filed as Exhibit (l)(20) to PEA No. 42.

(21)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Enhanced Large Cap Fund dated December 5, 2005 filed as Exhibit (l)(21) to PEA No. 45.

(22)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Emerging Markets Equity Fund dated February 17, 2006 filed as Exhibit (l)(22) to PEA No. 46.

(23)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Mid Cap Fund, Multi-Manager Small Cap Fund, and Multi-Manager International Equity Fund dated May 5, 2006 filed as Exhibit (l)(23) to PEA No. 50.

	(24)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Global Real Estate Index Fund dated May 5, 2006 filed as Exhibit (l)(24) to PEA No. 50.

	(25)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Bond Index Fund dated February 16, 2007 filed as Exhibit (l)(25) to PEA No. 53.

	(26)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Large Cap Fund dated August 3, 2007 filed as Exhibit (l)(26) to PEA No. 58.

	(27)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Short-Intermediate Tax-Exempt Fund dated August 3, 2007 filed as Exhibit (l)(27) to PEA No. 58.

	(28)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Global Sustainability Index Fund dated November 2, 2007 filed as Exhibit (l)(28) to PEA No. 59.

	(29)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Developed International Small Cap Index Fund is filed as Exhibit (l)(29) to PEA No. 62.

	(30)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Emerging Markets Equity Fund is filed as Exhibit (l)(30) to PEA No. 63.

	(31)	Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Global Real Estate Fund is filed as Exhibit (l)(31) to PEA No. 63.

	(32)	Form of Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Ultra-Short Fixed Income Fund is filed herewith.

	(33)	Form of Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Tax-Advantaged Ultra-Short Fixed Income Fund is filed herewith.

(m)	(1)	Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (m) to PEA No. 27.

	(2)	Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of May 2, 2000 and related Agreement filed as Exhibit (m) to PEA No. 34.

(n)	None.

(p)	(1)	Amended Code of Ethics of the Trust adopted on August 2, 2000 filed as Exhibit (p)(1) to PEA No. 42.

	(2)	Amended Code of Ethics of the Trust revised on February 11, 2005 filed as Exhibit (p)(2) to PEA No. 42.

	(3)	Amended Code of Ethics of Northern Trust Investments, N.A. revised on February 1, 2005 filed as Exhibit (p)(3) to PEA No. 42.

	(4)	Amended Code of Ethics of Northern Trust Global Investments (Europe) Limited revised on February 1, 2005 filed as Exhibit (p)(4) to PEA No. 42.

	(5)	The Code of Ethics of Northern Trust Global Investments Limited adopted on September 13, 2006 filed as Exhibit (p)(5) to Post Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on December 6, 2006 (Accession No. 0000950137-06-013309) (“PEA No. 52”).

	(6)	Code of Ethics of Northern Trust Global Advisors, Inc. adopted November 2, 2006 filed as Exhibit (p)(7) to PEA No. 52.

	(7)	Code of Ethics and Personal Trading Policy of Geneva Capital Management Ltd. adopted September 20, 2004 as revised November 20, 2006 filed as Exhibit (p)(9) to PEA No. 53.

	(8)	Code of Ethics and Personal Trading Policy of LSV Asset Management amended as of January 19, 2007 filed as Exhibit (p)(11) to PEA No. 53.

	(9)	Code of Ethics of Metropolitan West Capital Management, LLC amended as of March 1, 2007 filed as Exhibit (p)(12) to PEA No. 53.

	(10)	Code of Ethics and Reporting Requirements of Nuveen Investments, Inc., including Tradewinds NWQ Global Investors, LLC, adopted February 1, 2005 as amended February 25, 2007 filed as Exhibit (p)(17) to PEA No. 53.

	(11)	Code of Ethics of William Blair Funds and William Blair & Company, L.L.C.’s Investment Management Department as amended August 1, 2005 filed as Exhibit (p)(16) to PEA No. 49.

	(12)	Code of Ethics, Policy on Insider Trading and Personal Trading Policy of Jennison Associates LLC, as amended June 22, 2007, filed as Exhibit (p)(17) to PEA No. 57.

	(13)	Code of Ethics of Marsico Capital Management, LLC, adopted October 1, 2004, as amended April 1, 2005, filed as Exhibit (p)(19) to PEA No. 57.

	(14)	Code of Ethics of UBS Global Asset Management – Americas, as amended December 2006, filed as Exhibit (p)(20) to PEA No. 57.

(15)	Code of Ethics of Altrinsic Global Advisors, LLC, adopted November 1, 2004, as amended December 31, 2007 filed as Exhibit (p)(15) to PEA No. 60.

(16)	Code of Ethics of Copper Rock Capital Partners, LLC, as amended June 30, 2008 filed as Exhibit (p)(16) to PEA No. 60.

(17)	Code of Ethics of Delaware Investments, as amended November 27, 2007 filed as Exhibit (p)(17) to PEA No. 60.

(18)	Code of Ethics Supplement for Nuveen Investments, Inc., including NWQ Investment Management Company, LLC and Tradewinds Global Investors, LLC, dated July 2, 2007 filed as Exhibit (p)(18) to PEA No. 60.

(19)	Code of Ethics of Oppenheimer Funds, Oppenheimer Funds Inc., (including affiliates and subsidiaries such as OFI Institutional Asset Management, Inc.) and Oppenheimer Funds Distributor, Inc., as amended August 30, 2007 filed as Exhibit (p)(19) to PEA No. 60.

(20)	Code of Ethics of Systematic Financial Management, L.P., as amended July 1, 2007 filed as Exhibit (p)(20) to PEA No. 60.

(21)	Code of Ethics of TCW, as amended March 31, 2008 filed as Exhibit (p)(21) to PEA No. 60.

(22)	Code of Ethics of Axiom International Investors, LLC, dated March 31, 2008 is filed herewith.

(23)	Code of Ethics of PanAgora Asset Management, Inc., dated December 5, 2008 is filed herewith.

(24)	Code of Ethics of Westwood Global Investments, LLC, dated October 2008 is filed herewith.

(25)	Code of Ethics of Cohen & Steers Inc., dated September 2008 is filed herewith.

(26)	Code of Ethics of EII Realty Securities Inc., dated July 27, 2007 is filed herewith.

(27)	Code of Ethics of ING Clarion Real Estate Securities, LP, revised December 31, 2008 is filed herewith.

*	Portions of this exhibit have been omitted based on a request for confidential treatment submitted to the U.S. Securities and Exchange Commission. The omitted portions have been filed separately with the SEC.

Item 24.	Persons Controlled by or Under Common Control with Registrant

Registrant is controlled by its Board of Trustees. The Multi-Manager Funds are controlled by the Multi-Manager Funds Board of Trustees.

Item 25.	Indemnification

Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust dated February 7, 2000, as amended, provides for indemnification of the Registrant’s officers and Trustees under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as Exhibit (a)(19) to Post-Effective Amendment No. 30/31 to Registrant’s Registration Statement on Form N-1A and is incorporated herein by reference.

Section 7 of each Investment Advisory and Ancillary Services Agreement between the Registrant and the investment advisers (together, the “Adviser”) provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject. Copies of the Investment Advisory and Ancillary Services Agreements are incorporated herein by reference.

Article 10 of the Administration Agreement dated January 1, 2009 among the Registrant and Northern Trust Investments, N.A. provides that the Registrant will indemnify Northern Trust Investments, N.A. (the “Administrator”) against all claims except those resulting from the willful misfeasance, bad faith, negligence or reckless disregard of the Administrator, or the Administrator’s breach of confidentiality. A copy of the Administration Agreement is filed herewith as Exhibit (h)(33) to this filing and is incorporated herein by reference.

Paragraph 3 of the Distribution Agreement dated January 1, 2009 between the Registrant and Northern Funds Distributors, LLC (“NFD”) provides that the Registrant will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Registrant by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality. Paragraph 3 of the Distribution Agreement also provides that NFD will indemnify the Trustees and officers of the Registrant against certain liabilities relating to untrue statements or omissions of material fact resulting from the reliance on information furnished to the Registrant by NFD, and those liabilities resulting from NFD’s willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under the Distribution Agreement, or NFD’s breach of its confidentiality obligations under the Distribution Agreement. A copy of the Distribution Agreement is filed herewith as Exhibit (e)(1) to this filing and is incorporated herein by reference.

A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26.	Business and Other Connections of Investment Advisers

Northern Trust Investments, N.A. (“NTI,” formerly known and conducting business as Northern Trust Investments, Inc.) and Northern Trust Global Investments Limited (“NTGIL”, formerly known and conducting business as Northern Trust Global Investments (Europe) Limited), each a subsidiary of The Northern Trust Company (“TNTC”), an Illinois state chartered bank, serve as the co-investment advisers of the International Growth Equity Fund and Global Fixed Income Fund. Northern Trust Global Advisors, Inc. (“NTGA”) and NTI serve as co-investment advisers of the Multi-Manager Mid Cap Fund, Multi-Manager Small Cap Fund, Multi-Manager International Equity Fund, Multi-Manager Large Cap Fund, Multi-Manager Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund (together, the “Multi-Manager Funds”). NTI serves as the investment adviser of each of the other Funds of the Trust. NTI, NTGIL and NTGA are each referred to as an “Investment Adviser.” TNTC is a direct subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTI is located at 50 South LaSalle Street, Chicago, IL 60603, NTGIL is located at 50 Bank Street, Canary Wharf, London, E14 5NT, United Kingdom, and NTGA is located at 300 Atlantic Street, Stamford, Connecticut, 06901. Unless otherwise indicated, NTI, NTGIL, NTGA and TNTC are referred to collectively as “Northern Trust.”

Set forth below is a list of officers and directors of NTI, NTGIL, NTGA and the Sub-Advisers of the Multi-Manager Funds, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with TNTC (other than as director), as indicated below, and certain other officers of NTI hold comparable positions with Northern Trust Bank, N.A., a wholly-owned subsidiary of Northern Trust Corporation. The tables below were provided to the Registrant by the Investment Advisers and Sub-Advisers for inclusion in this Registration Statement.

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Walid T. Abdul Karim, Vice President	The Northern Trust Company	Vice President

Bradford S. Adams, Jr., Senior Vice President	The Northern Trust Company	Senior Vice President

James A. Aitcheson, Senior Vice President	The Northern Trust Company	Senior Vice President

Darlene Allen, Vice President	The Northern Trust Company	Vice President

Brayton B. Alley, Vice President	The Northern Trust Company	Vice President

David M. Alongi, Vice President	The Northern Trust Company	Vice President

Stephen G. Atkins, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Scott R. Ayres, Vice President	The Northern Trust Company	Vice President

Frederick A. Azar, Vice President	The Northern Trust Company	Vice President

Richard E. Balon, Jr., Senior Vice President	The Northern Trust Company	Senior Vice President

Walid S. Bandar, Vice President	The Northern Trust Company	Vice President

Ellen G. Baras, Vice President	The Northern Trust Company	Vice President

Tracy L. Baron, Vice President	The Northern Trust Company	Vice President

Andrea C. Barr, Vice President	The Northern Trust Company	Vice President

Michael S. Bartczyszyn, Vice President	The Northern Trust Company	Vice President

Jeremy M. Baskin, Senior Vice President	The Northern Trust Company	Senior Vice President

Belinda M. Basso, Vice President	The Northern Trust Company	Vice President

Carl P. Beckman, Senior Vice President & Treasurer	The Northern Trust Company	Senior Vice President

Gregory S. Behar, Vice President	The Northern Trust Company	Vice President

Jacquelyn M. Benson, Vice President	The Northern Trust Company	Vice President

Robert H. Bergson, Senior Vice President	The Northern Trust Company	Senior Vice President

Timothy P. Blair, Vice President	The Northern Trust Company	Vice President

Ali K. Bleecker, Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Eric Vonn Boeckmann, Vice President	The Northern Trust Company	Vice President

Robert P. Brache, Director, Executive Vice President and Chief Executive Officer	The Northern Trust Company	Executive Vice President

Julia Bristow Briggs, Vice President	The Northern Trust Company	Vice President

Steven Brodeur, Vice President	The Northern Trust Company	Vice President

Kieran Browne, Vice President	The Northern Trust Company	Vice President

Elizabeth J. Buerckholtz, Vice President	The Northern Trust Company	Vice President

Martin B. Bukoll, Senior Vice President	The Northern Trust Company	Senior Vice President

Richard C. Campbell, Jr., Senior Vice President	The Northern Trust Company	Senior Vice President

Craig R. Carberry, Secretary	The Northern Trust Company	Senior Attorney

Christopher W. Carlson, Senior Vice President	The Northern Trust Company	Senior Vice President

Mark D. Carlson, Senior Vice President	The Northern Trust Company	Senior Vice President

Robert A. Carlson, Vice President	The Northern Trust Company	Vice President

Lisa R. Carriere, Vice President	The Northern Trust Company	Vice President

Keith D. Carroll, Vice President	The Northern Trust Company	Vice President

Clinton S. Cary, Vice President	The Northern Trust Company	Vice President

Michael R. Chico, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Richard L. Clark, Vice President	The Northern Trust Company	Vice President

Jeffrey D. Cohodes, Executive Vice President, Director and Chief Investment Officer	The Northern Trust Company	Executive Vice President

John Sterling Cole II, Senior Vice President	The Northern Trust Company	Senior Vice President

Kevin Anthony Connellan, Senior Vice President	The Northern Trust Company	Senior Vice President

Joseph H. Costello, Vice President	The Northern Trust Company	Vice President

Stephen J. Cousins, Vice President	The Northern Trust Company	Vice President

John P. Cristello, Vice President	The Northern Trust Company	Vice President

Alain Cubeles, Senior Vice President	The Northern Trust Company	Senior Vice President

Susan C. Czochara, Vice President	The Northern Trust Company	Vice President

Louis R. D’Arienzo, Vice President	Northern Trust Bank, N.A.	Vice President

James Danaher, Vice President	The Northern Trust Company	Vice President

Mel Ann Dehnert, Vice President	The Northern Trust Company	Vice President

Jordan D. Dekhayser, Vice President	The Northern Trust Company	Vice President

William Dennehy II, Vice President	The Northern Trust Company	Vice President

Michael C. Dering, Vice President	The Northern Trust Company	Vice President

Philip S. DeSantis, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Timothy J. Detroy, Vice President	The Northern Trust Company	Vice President

Caroline E. Devlin, Vice President	The Northern Trust Company	Vice President

Joseph R. Diehl, Jr., Senior Vice President	The Northern Trust Company	Senior Vice President

Anna Dvinsky Domb, Vice President	The Northern Trust Company	Vice President

Michael T. Doyle, Vice President	The Northern Trust Company	Vice President

Peter John Driscoll, Vice President	The Northern Trust Company	Vice President

Michael J. Drucker, Vice President	The Northern Trust Company	Vice President

Margret Eva Duvall, Vice President	The Northern Trust Company	Vice President

Patrick E. Dwyer, Vice President	The Northern Trust Company	Vice President

Benjamin Easow, Vice President	The Northern Trust Company	Vice President

Craig Steven Edwards, Vice President	The Northern Trust Company	Vice President

Michael P. Egizio, Vice President	The Northern Trust Company	Vice President

Shannon L. Eidson, Vice President	The Northern Trust Company	Vice President

Steven R. Everett, Senior Vice President	The Northern Trust Company	Senior Vice President

Peter, K. Ewing, Senior Vice President	The Northern Trust Company	Senior Vice President

Rosa E. Fausto, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Gregory Fink, Senior Vice President	The Northern Trust Company	Senior Vice President

David B. Fitchett, Vice President	The Northern Trust Company	Vice President

Peter J. Flood, Senior Vice President	The Northern Trust Company	Senior Vice President

Joseph J. Flowers, Vice President	The Northern Trust Company	Vice President

Carolyn D. Franklin, Vice President	The Northern Trust Company	Vice President

Lee R. Freitag, Vice President	The Northern Trust Company	Vice President

Christopher A. Fronk, Senior Vice President	The Northern Trust Company	Senior Vice President

Ravi A. Gauthan, Senior Vice President	The Northern Trust Company	Senior Vice President

Maria Geisler, Vice President	The Northern Trust Company	Vice President

Sophia S. Gellen, Vice President	The Northern Trust Company	Vice President

Stephanie L. Geller, Senior Vice President	The Northern Trust Company	Senior Vice President

Kim Marie Geraghty, Vice President	The Northern Trust Company	Former Vice President

Jennifer Ann Gerlach, Vice President	The Northern Trust Company	Vice President

Izabella Goldenberg, Vice President	The Northern Trust Company	Vice President

Mark C. Gossett, Director, Senior Vice President & COO	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Katherine D. Graham, Senior Vice President	The Northern Trust Company	Senior Vice President

Robert S. Gray, Senior Vice President	The Northern Trust Company	Senior Vice President

Laura Jean Gregg, Vice President	The Northern Trust Company	Vice President

Michelle D. Griffin, Vice President	The Northern Trust Company	Vice President

Ann M. Halter, Vice President	The Northern Trust Company	Vice President

Alice S. Hammer, Vice President	The Northern Trust Company	Vice President

Scott A. Hammond, Vice President	The Northern Trust Company	Vice President

Geoffrey M. Hance, Senior Vice President	The Northern Trust Company	Senior Vice President

William A. Hare, Vice President	The Northern Trust Company	Vice President

Alec R. Harrell, Vice President	The Northern Trust Company	Vice President

Nora J. Harris, Vice President	The Northern Trust Company	Vice President

Philip Dale Hausken, Senior Vice President	The Northern Trust Company	Senior Vice President

Sheri Barker Hawkins, Senior Vice President	The Northern Trust Company	Senior Vice President

Jennifer A. Heckler, Vice President	The Northern Trust Company	Vice President

Robert G. Heppell, Vice President	The Northern Trust Company	Vice President

Stefanie Jaron Hest, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Susan Hill, Senior Vice President	The Northern Trust Company	Senior Vice President

Jackson L. Hockley, Senior Vice President	The Northern Trust Company	Senior Vice President

Jean-Pierre Holland, Vice President	The Northern Trust Company	Vice President

Bruce S. Honig, Vice President	The Northern Trust Company	Vice President

Ylondia M. Hudson, Vice President	The Northern Trust Company	Vice President

William E. Hyatt, Vice President	The Northern Trust Company	Vice President

Daniel T. Hynes, Vice President	The Northern Trust Company	Vice President

Richard J. Inzunza, Vice President	The Northern Trust Company	Vice President

John W. Iwanicki, Senior Vice President	The Northern Trust Company	Senior Vice President

Tamara L. Jackson, Senior Vice President	The Northern Trust Company	Senior Vice President

Peter M. Jacobs, Senior Vice President	The Northern Trust Company	Senior Vice President

Chrisopher J. Jaeger, Vice President	The Northern Trust Company	Vice President

John Scott Jenkins, Vice President	The Northern Trust Company	Vice President

Amy L. Johnson, Vice President	The Northern Trust Company	Vice President

Barbara M. Johnston, Vice President	The Northern Trust Company	Vice President

Lucia A. Johnston, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Evangeline Mendoza Joves, Vice President	The Northern Trust Company	Vice President

David P. Kalis, Senior Vice President	The Northern Trust Company	Senior Vice President

Kathleen Kalp, Senior Vice President	The Northern Trust Company	Senior Vice President

James P. Kane, Senior Vice President	The Northern Trust Company	Senior Vice President

Ann F. Kanter, Vice President	The Northern Trust Company	Vice President

Kendall Lee Kay, Senior Vice President	The Northern Trust Company	Senior Vice President

Tayfun Kazaz, Vice President	The Northern Trust Company	Vice President

David T. Kenzer, Vice President	The Northern Trust Company	Vice President

Archibald E. King III, Senior Vice President	The Northern Trust Company	Senior Vice President

Deborah L. Koch, Vice President	The Northern Trust Company	Vice President

John A. Konstantos, Vice President	The Northern Trust Company	Vice President

Konstantinos S. Kordalis, Vice President	The Northern Trust Company	Vice President

Donald H. Korytowski, Vice President	The Northern Trust Company	Vice President

Nikolas Kotsogiannis, Vice President	The Northern Trust Company	Vice President

Michael R. Kovacs, Vice President	The Northern Trust Company	Vice President

Michael L. Krauter, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Kevin R. Kresnicka, Vice President	The Northern Trust Company	Vice President

John L. Krieg, Senior Vice President	The Northern Trust Company	Senior Vice President

Regina J. Latella, Vice President	The Northern Trust Company	Vice President

Jodie Terese Leahey, Vice President	The Northern Trust Company	Vice President

Heather M. Letts, Vice President	The Northern Trust Company	Vice President

Dustin A. Lewellyn, Vice President	The Northern Trust Company	Vice President

Julie M. Loftus, Vice President	The Northern Trust Company	Vice President

Lyle Logan, Director & Executive Vice President	The Northern Trust Company	Executive Vice President

Jeanne M. Ludwig, Vice President	The Northern Trust Company	Vice President

Mary Lukic, Vice President	The Northern Trust Company	Vice President

Lisa Ann Lupi, Vice President	The Northern Trust Company	Vice President

Cary J. Lyne, Senior Vice President	The Northern Trust Company	Senior Vice President

William A. Lyons, Vice President	The Northern Trust Company	Vice President

Stella Mancusi, Vice President	The Northern Trust Company	Vice President

George P. Maris, Senior Vice President	The Northern Trust Company	Senior Vice President

Daniel James Marshe, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Deborah A. Mastuantuono, Vice President	The Northern Trust Company	Vice President

Peter L. Matteucci, Vice President	The Northern Trust Company	Vice President

Mary Jane McCart, Senior Vice President	The Northern Trust Company	Senior Vice President

James D. McDonald, Senior Vice President	The Northern Trust Company	Senior Vice President

Lisa M. McDougal, Vice President	The Northern Trust Company	Vice President

Douglas J. McEldowney, Vice President	The Northern Trust Company	Vice President

Timothy T. McGregor, Senior Vice President	The Northern Trust Company	Senior Vice President

Melinda S. Mecca, Senior Vice President	The Northern Trust Company	Senior Vice President

Ashish R. Mehta, Vice President	The Northern Trust Company	Vice President

Marilyn J. Meservey, Vice President & Asst. Treasurer	The Northern Trust Company	Vice President

John P. Mirante, Vice President	The Northern Trust Company	Vice President

Tomothy A. Misik, Vice President	The Northern Trust Company	Vice President

James L. Mitchell, Vice President	The Northern Trust Company	Vice President

Melissa Mary Mooney, Vice President	The Northern Trust Company	Vice President

Scott O. Muench, Vice President	Northern Trust Bank, N.A.	Vice President

Shaun D. Murphy, Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Curtis A. Nass, Vice President	The Northern Trust Company	Vice President

Charles J. Nellans, Vice President	The Northern Trust Company	Vice President

Daniel J. Nelson, Vice President	The Northern Trust Company	Vice President

Eric D. Nelson, Vice President	The Northern Trust Company	Vice President

Greg M. Newman, Vice President	The Northern Trust Company	Vice President

William M. Nickey III, Vice President	The Northern Trust Company	Vice President

Thomas E. O’Brien, Vice President	The Northern Trust Company	Vice President

Eileen M. O’Connor, Vice President	The Northern Trust Company	Vice President

Leigh Ann Ortega, Vice President	The Northern Trust Company	Vice President

Kevin J. O’Shaughnessy, Vice President	The Northern Trust Company	Vice President

Matthew Peron, Senior Vice President	The Northern Trust Company	Senior Vice President

Daniel J. Personette, Vice President	The Northern Trust Company	Vice President

Daniel J. Phelan, Vice President	The Northern Trust Company	Vice President

Jonathan S. Pincus, Vice President	The Northern Trust Company	Vice President

Donald R. Pollak, Senior Vice President	The Northern Trust Company	Senior Vice President

Ofelia M. Potter, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Stephen N. Potter, Director	The Northern Trust Company	Executive Vice President

Nancy Prezioso Babich, Vice President	The Northern Trust Company	Vice President

Katie D. Pries, Senior Vice President	The Northern Trust Company	Senior Vice President

Patrick D. Quinn, Vice President	The Northern Trust Company	Vice President

Andrew F. Rakowski, Vice President	The Northern Trust Company	Vice President

Chad M. Rakvin, Senior Vice President	The Northern Trust Company	Senior Vice President

Brent D. Reeder, Senior Vice President	The Northern Trust Company	Senior Vice President

Jacqueline R. Reller, Vice President	The Northern Trust Company	Vice President

Donna Lee Renaud, Vice President	The Northern Trust Company	Vice President

Kristina Anne Richardson, Vice President	The Northern Trust Company	Vice President

Alan W. Robertson, Director & Senior Vice President	The Northern Trust Company	Senior Vice President

Colin A. Robertson, Senior Vice President	The Northern Trust Company	Senior Vice President

Heather Parkes Rocha, Vice President	The Northern Trust Company	Vice President

Duane Scott Rocheleau, Senior Vice President	The Northern Trust Company	Senior Vice President

Theresa M. Rowohlt, Vice President	The Northern Trust Company	Vice President

Lori Rae Runquist, Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
John D. Ryan, Vice President	The Northern Trust Company	Vice President

Alexander D. Ryer, Vice President	The Northern Trust Company	Vice President

Joyce St. Clair, Director	The Northern Trust Company	Executive Vice President

Steven J. Santiccioli, Vice President	The Northern Trust Company	Vice President

Steven A. Schoenfeld, Senior Vice President	The Northern Trust Company	Senior Vice President

Eric K. Schweitzer, Senior Vice President	The Northern Trust Company	Senior Vice President

Guy J. Sclafani, Vice President	The Northern Trust Company	Vice President

Richard Raymond Seward, Senior Vice President	The Northern Trust Company	Senior Vice President

Vernessa Sewell, Vice President	The Northern Trust Company	Vice President

Brian J. Shapley, Vice President	The Northern Trust Company	Vice President

Christopher D. Shipley, Vice President	The Northern Trust Company	Vice President

Stephen P. Sliney, Vice President	The Northern Trust Company	Vice President

David H. Smith, Vice President	The Northern Trust Company	Vice President

Mark C. Sodergren, Vice President	The Northern Trust Company	Vice President

Theodore T. Southworth, Senior Vice President	The Northern Trust Company	Senior Vice President

Carol J. Spartz, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Allison Walpole Stewart, Vice President	The Northern Trust Company	Vice President

Colin S. Stewart, Vice President	Northern Trust Securities, Inc.	Vice President

Kurt S. Stoeber, Vice President	The Northern Trust Company	Vice President

Peter C. Stournaras, Senior Vice President	The Northern Trust Company	Senior Vice President

Robert N. Streed, Senior Vice President	The Northern Trust Company	Senior Vice President

Carol H. Sullivan, Senior Vice President	The Northern Trust Company	Senior Vice President

Kevin P. Sullivan, Vice President	The Northern Trust Company	Vice President

Carolyn B. Szaflik, Vice President	Northern Trust Bank, N.A.	Vice President

Jon E. Szostak II, Vice President	The Northern Trust Company	Vice President

Frank D. Szymanek, Senior Vice President	The Northern Trust Company	Senior Vice President

Brad L. Taylor, Vice President	The Northern Trust Company	Vice President

James C. Taylor, Vice President	The Northern Trust Company	Vice President

Sunitha C. Thomas, Vice President	The Northern Trust Company	Vice President

Jane W. Thompson, Senior Vice President	The Northern Trust Company	Senior Vice President

Jeffrey L. Torchon, Senior Vice President	The Northern Trust Company	Senior Vice President

Jennifer Kamp Trethaway, Executive Vice President	The Northern Trust Company	Executive Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Betsy Licht Turner, Senior Vice President	The Northern Trust Company	Senior Vice President

Matthew R. Tushman, Senior Vice President	The Northern Trust Company	Senior Vice President

David J. Unger, Vice President	The Northern Trust Company	Vice President

Christopher W. Van Alstyne, Vice President	The Northern Trust Company	Vice President

Brett A. Varchetto, Vice President	The Northern Trust Company	Vice President

Michael A. Vardas, Director & Senior Vice President	The Northern Trust Company	Senior Vice President

Richard Allan Vigsnes II, Senior Vice President	The Northern Trust Company	Senior Vice President

Jens A. Vinje, Vice President	The Northern Trust Company	Vice President

Sharon M. Walker, Vice President	Northern Trust Bank, N.A.	Vice President

Jeff M. Warland, Vice President	The Northern Trust Company	Vice President

Scott B. Warner, Vice President	The Northern Trust Company	Vice President

Lloyd A. Wennlund,	The Northern Trust Company	Executive Vice President
Director and Executive Vice President	Northern Trust Securities, Inc.	President

Anthony E. Wilkins, Senior Vice President	The Northern Trust Company	Senior Vice President

Thomas C. Williams, Vice President	The Northern Trust Company	Vice President

Marie C. Winters, Vice President	The Northern Trust Company	Vice President

Joseph E. Wolfe, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Kai Yee Wong, Vice President	Northern Trust Bank, N.A.	Vice President

Mary Kay Wright, Vice President	The Northern Trust Company	Vice President

Matthew C. Wruck, Vice President	The Northern Trust Company	Vice President

Peter Yi, Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTGIL)	Name of Other Company	Position with Other Company
Jeremy R. Biggs, Vice President	None

David Blake, Vice President	None

Wayne George Bowers, Senior Vice President	None

Jenny Bright, Vice President	None

Nigel Brill, Vice President	None

Andrew Clack, Vice President	None

Steven M. Cress, Senior Vice President	None

Joan Doherty, Vice President	None

Stephen Dowds, Senior Vice President	None

Martin Ekers, Vice President	None

Josh Fiennes, Vice President	None

Name and Position with Investment Adviser (NTGIL)	Name of Other Company	Position with Other Company
Lucien Fletcher, Vice President	None

Jan Fonseka, Vice President	None

Didier Haenecour, Vice President	None

James Hillery, Vice President	None

Lesley E. Hodgson, Senior Vice President	None

Sue Jackson, Vice President	None

Diane E. Jones, Vice President	None

Paula M. Kenee, Senior Vice President	None

John Kilcommons, Vice President	None

Kai Leifert, Senior Vice President	None

Marina Marchand, Vice President	None

Shariffa Mubarak, Senior Vice President	None

Troy Muniz, Senior Vice President	None

Carol O’Connor, Vice President	None

Marcelo Pesci, Vice President	None

David P. Robinson, Vice President	None

Name and Position with Investment Adviser (NTGIL)	Name of Other Company	Position with Other Company
David Rothon, Vice President	None

Judith Scattergood, Vice President	None

Bimal Shah, Vice President	None

Geeta Sharma, Vice President	None

Daniel James Smith, Vice President	None

Stephen D. Watson, Vice President	None

Name and Position with Investment Adviser (NTGA)	Name of Other Company	Position with Other Company
Brayton Alley, Vice President	The Northern Trust Company (“NTC”)	Vice President

Tom Benzmiller, Senior Vice President Chief Marketing Officer	The Northern Trust Company of Connecticut (“NTCC”)	Senior Vice President Chief Marketing Officer

Craig R. Carberry, Assistant Secretary	NTCC	Vice President

Julie H. Castillo, Vice President	NTCC	Vice President

Rossana A. Colangelo, Senior Vice President	NTCC	Senior Vice President

Luis F. Diez, Vice President	NTCC	Vice President

Bradley M. Dorchinecz, Vice President	None	Vice President

Name and Position with Investment Adviser (NTGA)	Name of Other Company	Position with Other Company
Anna Domb, Vice President	NTC	Vice President

Jennifer L. Driscoll, Director	World Wide Operations & Technology	Senior Vice President

David J. Dykstra, Executive Vice President	NTCC NTCC	Executive Vice President Senior Vice President

Allison K Fraser, Vice President	NTCC NT Alpha Strategies Fund	Vice President Chief Compliance Officer

Robert D. Furnari, Executive Vice President	NTCC	Executive Vice President

Ravi A Gautham, Senior Vice President	None

Robert Gyorgy, Vice President	NTCC	Vice President

Jessica A. Hart, Vice President	NTCC	Vice President

Stephen Hearty, Director	NTC	Senior Vice President

Susan J. Hill, Senior Vice President Chief Compliance Officer	NTC NTCC	Senior Vice President Senior Vice President, Chief Compliance Officer

J. Duncan Horton, Vice President, Chief Financial Officer	NTCC	Vice President, Chief Financial Officer

Lizabeth R. Boeckmann, Vice President	NTCC	Vice President

Alena Karr, Vice President	NTCC	Vice President

Darren G. Kimsey, Vice President	NTCC	Vice President

Edward O. Krum, Vice President	NTCC	Vice President

Name and Position with Investment Adviser (NTGA)	Name of Other Company	Position with Other Company
Heidi J. Levin, Vice President	None

John M McCareins, Vice President	NTCC	Vice President

Joseph W. McInerney, Senior Vice President & Chief Operating Officer	NTCC	Senior Vice President & Chief Operating Office

Michael T. Meegan, Senior Vice President	NTCC	Senior Vice President

Steven A. Miller, Senior Vice President	NTCC NTC	Senior Vice President Senior Vice President

Robert P. Morgan, Senior Vice President	None

William L. Morrison, Director	Personal Financial Services	President

Dennis C. Piper, Senior Vice President	NTCC	Senior Vice President

Stephen N. Potter, Director	NTGIL NTC	President Executive Vice President

James M. Rauh, Director	Personal Financial Services	Senior Vice President

Allen Robertson, Senior Vice President Chairman, President & CEO	NTCC	Senior Vice President Chairman, President & CEO

Todd Rutley, Senior Vice President	NTCC	Senior Vice President

Julie Ruxton, Vice President	NTCC	Vice President

John L. Serfling, Vice President	NTCC	Vice President

Kazmirierz J. Sikora, Vice President	NTCC	Vice President

Name and Position with Investment Adviser (NTGA)	Name of Other Company	Position with Other Company
Trista D. Simoncek, Sr. Vice President	NTCC	Sr. Vice President

Edwina W. Sjoholm, Vice President	NTCC	Vice President

Andrew Smith, Senior Vice President Chief Investment Officer	NTCC NTGAL	Senior Vice President Chief Investment Officer

Nina B. Staley, Senior Vice President	NTCC	Senior Vice President

Melissa A. Standring, Senior Vice President	NTCC	Senior Vice President

Frank Sutton, Vice President	NTCC	Vice President

Jennifer K. Tretheway, Executive Vice President	NTCC NTC	Executive Vice President

Christopher E. Vella, Senior Vice President	NTCC	Senior Vice President

Victoria Vodolazchi, Vice President	NTCC	Vice President

Jeffrey F. Williams, Sr. Vice President	NTCC	Sr. Vice President

Altrinsic Global Advisors, LLC (“Altrinsic”) is a sub-adviser for the Registrant’s Multi-Manager International Equity Fund. The principal business address of Altrinsic is 100 First Stamford Place, Stamford, CT. Altrinsic is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”).

Name and Position with Altrinsic	Name of Other Company	Position with Other Company
John D. Hock, Managing Member, CIO	None

Deborah Judd, COO, CCO	None

Name and Position with Altrinsic	Name of Other Company	Position with Other Company
Rehan Chaudhri Member, Portfolio Manager	None

John DeVita Member, Portfolio Manager	None

Axiom International Investors, LLC (“Axiom”) is a sub-adviser for the Registrant’s Multi-Manager Emerging Markets Equity Fund. The principal business address of Axiom is 55 Railroad Avenue, 3rd Floor, Greenwich, CT. Axiom is an investment adviser registered under the Advisers Act.

Name and Position with Axiom	Name of Other Company	Position with Other Company
Donald K. Miller, Chairman	RPM International Inc 2628 Pearl Road P.O. Box 777 Medina, Ohio 44258	Director

Donald K. Miller, Chairman	Layne Christensen Company 1900 Shawnee Mission Parkway Mission Woods, KS 66205	Director

Copper Rock Capital Partners, LLC (“Copper Rock”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund. The principal business address of Copper Rock is 200 Clarendon Street, Boston, MA. Copper Rock is an investment adviser registered under the Advisers Act.

Name and Position with Copper Rock	Name of Other Company	Position with Other Company
Tucker M. Walsh Chief Executive Officer Head of Portfolio Management, and Manager	State Street Research & Management Co	Managing Director 06/97- 02/05

Michael Malouf President, Portfolio Manager, and Manager	None

Peter J. Hadelman Principal and Head of Relationship Management	State Street Research & Management Co	Senior Vice President 05/-00-02/05

Gregory Poulos Principal and Senior Analyst	State Street Research & Management Co	Vice President 03/04- 02/05

David C. Cavanaugh Principal and Senior Analyst	Massachusetts Financial Services Company	Vice President 6/99-6/05

Vice President, Senior Equity Trader 05/99- 02/05

Name and Position with Copper Rock	Name of Other Company	Position with Other Company
Michael Callahan Principal and Head Trader	State Street Research & Management Co

Michael Forrester Principal, Chief Operating Officer and Chief Compliance Officer	DDJ Capital Management	Chief Operating Officer 4/03-10/06

Thomas Moynihan Turpin Manager	Old Mutual (US) Holdings Inc	Executive Vice President and Chief Operating Officer 4/02- Present

Relevant Affiliated Directorships
	Barrow, Hanley, Mewhinney & Strauss, Inc. (an investment adviser)	Director since 4/08

	Thompson, Seigel & Walmsley LLC (an investment adviser)	Director since 4/08

	Dwight Asset Management Company LLC (an investment adviser)	Director since 4/08

	Clay Finlay LLC (an investment adviser)	Director since 3/08

	Old Mutual Funds III (a registered investment company)	Trustee since 2/08

	Old Mutual Capital, Inc. (an investment adviser)	Director since 1/08

	Acadian Asset Management LLC (an investment adviser)	Director since 11/07

Delaware Management Company (“Delaware Management”) a series of Delaware Management Business Trust (“DMBT”) is a sub-adviser for the Registrant’s Multi-Manager Large Cap Fund. The principal business address of Delaware Management is 2005 Market Street, Philadelphia, PA 19103. DMBT is a registered investment adviser under the Advisers Act and a majority-owned subsidiary of Delaware Management Holdings, Inc. Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

Name and Position with Delaware Management	Name of Other Company	Position with Other Company
Patrick P. Coyne, Chairman/President/Chief Executive Officer	Lincoln National Investment Companies, Inc	President

	Kaydon Corp.	Director

	Investment Company Institute (ICI)	Board of Governors Member

	Committee Cradle of Liberty Council, BSA	Member of Investment

	St. John Vianney Roman Catholic Church	Finance Committee Member

Michael J. Hogan, Executive Vice President/Head of Equity Investments	Delaware Investment Advisers (a series of Delaware Management Business Trust)	Executive Vice President/Chief Investment Officer/Head of Equity Investments

John C. E. Campbell, Executive Vice President/Global Marketing & Client Services	Optimum Fund Trust	President/Chief Executive Officer

Philip N. Russo, Executive Vice President/Chief Administrative Officer

See Yeng Quek, Executive Vice President/Managing Director/Chief Investment Officer,	Lincoln National Investment Companies, Inc	Executive Vice President/Managing Director/Chief Investment Officer, Fixed Income
Fixed Income	HYPPCO Finance Company Ltd.	Director/Trustee

Brian L. Murray, Jr., Senior Vice President/ Chief Compliance Officer	Lincoln National Investment Companies, Inc.	Senior Vice President/Chief Compliance Officer

David P. O’Connor, Senior Vice President/ Strategic Investment Relationships and Initiatives/ General Counsel	Optimum Fund Trust	Senior Vice President/ Strategic Investment Relationships and Initiatives/ General Counsel/Chief Legal Officer

	Lincoln National Investment Companies, Inc.	Senior Vice President/ Strategic Investment Relationships and Initiatives/ General Counsel/Chief Legal Officer

Geneva Capital Management Ltd. (“Geneva”) is a sub-adviser for the Registrant’s Multi-Manager Mid Cap Fund. The principal business address of Geneva is 250 East Wisconsin Avenue, Milwaukee, WI. Geneva is an investment adviser registered under the Advisers Act.

Name and Position with Geneva	Name of Other Company	Position with Other Company
Kris Amborn, Vice President	None

Amy S. Croen, Co-President	None

Michelle J. Picard, Vice President	None

William A. Priebe, Co-President	None

William F. Schneider, Inactive Principal	None

ING Clarion Real Estate Securities, LP (“ING Clarion”) is a sub-adviser for the Registrant’s Multi-Manager Global Real Estate Fund. The principal business address of ING Clarion is 201 King of Prussia Road, Suite 600, Radnor, PA. ING Clarion is an investment adviser registered under the Advisers Act.

Name and Position with ING Clarion	Name of Other Company	Position with Other Company
Jarrett B. Kling Managing Director Head of Sales	Old Mutual Funds I Old Mutual Funds III 4643 South Ulster Street Denver, CO 80237	Trustee

Jarrett B. Kling Managing Director Head of Sales	Hirtle Callaghan Trust 575 E. Swedesford Road Wayne, PA 19807	Trustee

Jennison Associates LLC (“Jennison”) is a sub-adviser for the Registrant’s Multi-Manager Large Cap Fund. The principal business address of Jennison is 466 Lexington Avenue, New York, NY. Jennison is an investment adviser registered under the Advisers Act.

Name and Position with Jennison	Name of Other Company	Position with Other Company
Spiros Segalas, President, Chief Investment Officer & Director	None

Bernard Bruce Winograd, Director	None

Dennis Miles Kass, Chief Executive Officer, Chairman & Director	None

Stephanie Willis, Vice President & Chief Compliance Officer	None

Mehdi Asif Mahmud, Product Management and Business Strategy, Vice Chairman, Chief Operating Officer & Director	None

Kenneth Moore, Executive Vice President & Chief Financial Officer	None

Leslie Rolison, Senior Vice President & Head of Human Resources/Corporate Services	None

Mirry Melissa Hwang, Vice President & Secretary (Functions as Chief Legal Officer)	None

Ronald Keith Andrews, Director	None

John Timothy Knierim, Director	None

Joseph Michael Carrabes, Executive Vice President & Head of Institutional Sales and Client Service	None

Name and Position with Jennison	Name of Other Company	Position with Other Company
Charles F. Lowrey, Director	None

Stuart Sherman Parker, Executive Vice President and Head of Retail	None

LSV Asset Management (“LSV”) is a sub-adviser for the Registrant’s Multi-Manager Mid Cap Fund. The principal business address of LSV is One North Wacker Drive, Chicago, IL. LSV is an investment adviser registered under the Advisers Act.

Name and Position with LSV	Name of Other Company	Position with Other Company
Tremaine Atkinson, Partner, COO, CCO	None

Christopher LaCroix, Partner, Managing Director of Business Development	None

Josef Lakonishok, Partner, CEO, CIO, Portfolio Manager	University of Illinois	Professor of Finance

Menno Vermeulen, Partner, Portfolio Manager	None

Marsico Capital Management, LLC (“Marsico”) is a sub-advisor for the Registrant’s Multi-Manager Large Cap Fund. The principal business address is 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico is an investment adviser registered under the Advisers Act.

Name and Position with Marsico	Name of Other Company	Position with Other Company
Thomas F. Marsico, Chief Executive Officer/ Chief Investment Officer

Christopher J. Marsico, President

Name and Position with Marsico	Name of Other Company	Position with Other Company
Steven R. Carlson, Executive Vice President and Chief Compliance Officer

Neil Gloude, Executive Vice President, Chief Financial Officer and Treasurer	Pricewaterhouse Coopers	Partner

Kenneth Johnson, Executive Vice President and Director of Marketing and Client Services

James G. Gendelman, Vice President, Senior Research Analyst and Portfolio Manager

Corydon J. Gilchrist, Vice President, Senior Research Analyst and Portfolio Manager

Metropolitan West Capital Management, LLC (“Met West Capital”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund and Multi-Manager Large Cap Fund. The principal business address of Met West Capital is 610 Newport Center Drive, Newport Beach, CA. Met West Capital is an investment adviser registered under the Advisers Act.

Name and Position with Met West	Name of Other Company	Position with Other Company
Steven M. Borowski, Vice President	None

Dennis H. Ferro, Director	None

Richard S. Gershen, Director	None

Howard Gleicher, CFA CEO, CIO	None

Thomas K. Hoops, Director	None

Michael H. Koonce, Secretary	None

Name and Position with Met West	Name of Other Company	Position with Other Company
Gary W. Lisenbee, President and Treasurer	None

Matthew C. Moss, Assistant Treasurer	None

OFI Institutional Asset Management, Inc. (“OFI”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund. The principal business address of OFI is 2 World Financial Center, New York, NY 10281. OFI is an investment adviser registered under the Advisers Act.

Name and Position with OFI	Name of Other Company	Position with Other Company
Amy Adamshick, Vice President	None

Janette Aprilante, Secretary	Centennial Asset Management Corporation, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corporation, Oppenheimer Real Asset Management, Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc., Trinity Investment Management Corporation, OppenheimerFunds Legacy Program and OFI Private Investments Inc.	Secretary

	OFI Trust Company	Assistant Secretary

	OppenheimerFunds, Inc.	Vice President and Secretary

Marc Baylin, Vice President	OppenheimerFunds, Inc.	Vice President

Richard Betts, Vice President	None

Edward Bickford, Vice President	None

Patrick Bisbey, Vice President	None

Gerald B. Bellamy, Vice President	OppenheimerFunds, Inc.	Vice President

Rajeev Bhaman, Vice President	OppenheimerFunds, Inc.	Vice President

Name and Position with OFI	Name of Other Company	Position with Other Company
Emanuele Bergagnini, Assistant Vice President	None

Christine Carballo, Assistant Vice President	None

Christopher Crooks, Vice President	None

Geoffrey Crumrine, Assistant Vice President	None

John Damian, Vice President	OppenheimerFunds, Inc.	Vice President

Steven Dray, Vice President	None

Kristie Feinberg, Treasurer	OppenheimerFunds, Inc.	Vice President and Assistant Treasurer

Blake Gall, Vice President	None

James Glover, Vice President	None

Daniel Goldfarb, Vice President	None

Barry Goggins, Vice President	None

Benjamin J. Gord, Vice President	HarbourView Asset Management Corporation and OppenheimerFunds, Inc.	Vice President

Shawn Hogan, Assistant Vice President	None

Marilyn Mendel Han, Vice President	None

Lorene Heebner, Vice President	None

Joseph Higgins, Vice President	OppenheimerFunds, Inc.	Vice President

Name and Position with OFI	Name of Other Company	Position with Other Company
Thomas Hoey, Vice President	None

Benjamin Holmes, Assistant Vice President	None

Brian Hourihan, Assistant Secretary	OppenheimerFunds, Inc.; Assistant Secretary of HarbourView Asset Management Corporation, Oppenheimer Real Asset Management, Inc. and Trinity Investment Management Corporation	Vice President and Deputy General Counsel

None

	OppenheimerFunds, Inc.;	Vice President

	OppenheimerFunds International Distributor Limited	Director

Joseph Hosler, Vice President	None

John Huttlin, Senior Vice President	OppenheimerFunds, Inc.	Vice President
	OppenheimerFunds International Distributor Limited	Director

John Keady, Vice President	None

Robert Kosowksy, Assistant Vice President	Formerly at Ballentine, Finn & Company prior to April 2008

Lamar Kunes, Vice President	None

Jeffrey P. Lagarce, President	OppenheimerFunds, Inc.	Senior Vice President

Christopher M. Leavy, Senior Vice President	OppenheimerFunds, Inc.	Senior Vice President

Name and Position with OFI	Name of Other Company	Position with Other Company
John B. Lieb, Chief Operating Officer	None

Angelo G. Manioudakis, Senior Vice President	HarbourView Asset Management Corporation and of OppenheimerFunds, Inc.	Senior Vice President

Charles L. McKenzie, Chairman, Chief Executive Officer, Chief Investment Officer and Director	OFI Trust Company	Chairman of the Board, Director, Chief Executive Officer and President
	OppenheimerFunds, Inc.	Senior Vice President

	HarbourView Asset Management Corporation	Chief Executive Officer, President, Senior Managing Director and Director
	Trinity Investment Management Corporation	Chairman, President; Director

	Vice President	Oppenheimer Real Asset Management, Inc.

John V. Murphy, Director	Oppenheimer Acquisition Corp. OppenheimerFunds, Inc.	President and Management Director Chairman, President, Chief Executive Officer & Director

	Oppenheimer Real Asset Management, Inc.	President and Director

	Shareholder Services, Inc. and Shareholder Financial Services, Inc.	Chairman and Director

	Centennial Asset Management Corporation, OppenheimerFunds Distributor, Inc., OFI Institutional Asset Management, Inc., Trinity Investment Management Corporation, Tremont Group Holdings, Inc., HarbourView Asset Management Corporation and OFI Private Investments Inc.	Director

	Massachusetts Mutual Life Insurance Company	Executive Vice President

	DLB Acquisition Corporation; a member of the Investment Company Institute’s Board of Governors	Director

Name and Position with OFI	Name of Other Company	Position with Other Company
Neil McCarthy, Vice President	None

Timothy Muffley, Vice President	None

Scott Martin, Assistant Vice President	Formerly at Pioneer Investments Inc. prior to August 2006

Stephen Peacock, Vice President	None

Mark Pepper, Vice President	Formerly at Sit Investment Associates prior to November 2007

Mitali Prasad, Vice President	None

Lori Proper, Vice President	None

David Risgin, Assistant Vice President	Formerly at Meketa Investment Group prior to February 2007

Steven Saner, Vice President	None

David Schmidt, Vice President	None

Steven Snyder, Vice President	None

Arthur Steinmetz, Vice President	OppenheimerFunds, Inc.	Senior Vice President

Thomas Waters, Vice President	Formerly at Putnam Investments prior to April 2008	Employee

Jacqueline Waterman Williams, Vice President	None

Lucia Viveiros, Assistant Vice President	None

Mitchell Williams, Vice President	None

Name and Position with OFI	Name of Other Company	Position with Other Company
Mark S. Vandehey, Chief Compliance Officer	OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.;	Vice President and Chief Compliance Officer

HarbourView Asset Management Corporation, Real Asset Management, Inc., Shareholder Financial Services, Inc., Trinity Investment Management Corporation, OppenheimerFunds Legacy Program, OFI Private Investments Inc. and OFI Trust Company

Chief Compliance Officer

	OppenheimerFunds, Inc.	Senior Vice President and Chief Compliance Officer

Carol E. Wolf, Vice President	HarbourView Asset Management Corporation, Centennial Asset Management Corporation and OppenheimerFunds, Inc.	Senior Vice President

	Colorado Ballet	Board Member

Kurt Wolfgruber, Director	OppenheimerFunds, Inc.	President, Chief Investment Officer & Director

	HarbourView Asset Management Corporation and OppenheimerFunds Distributor, Inc.	Director

Robert G. Zack, Senior Vice President & General Counsel	Centennial Asset Management Corporation	General Counsel

	OppenheimerFunds Distributor, Inc.	General Counsel and Director

	HarbourView Asset Management Corporation	Senior Vice President and General Counsel

	OppenheimerFunds, Inc.	Executive Vice President and General Counsel

	Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments Inc. and OFI Trust Company	Senior Vice President, General Counsel and Director

Name and Position with OFI	Name of Other Company	Position with Other Company
	OppenheimerFunds International Ltd. and OppenheimerFunds plc	Director and Assistant Secretary

	Oppenheimer Acquisition Corp.	Vice President, Secretary and General Counsel
	OppenheimerFunds International Distributor Limited	Director

	OppenheimerFunds Legacy Program	Vice President

Mark D. Zavanelli, Vice President	OppenheimerFunds, Inc.	Vice President

Jason Zeman, Vice President	Formerly at Sun Capital Advisors prior to February 2007

Systematic Financial Management, L.P. (“Systematic”) is a sub-adviser for the Registrant’s Multi-Manager Mid Cap Fund. The principal business address of Systematic is 300 Frank W. Burr Blvd., Teaneck, NJ 07666. Systematic is an investment adviser registered under the Advisers Act.

Name and Position with Systematic	Name of Other Company	Position with Other Company
Gyanendra (Joe) K. Joshi, Chief Executive Officer	None

Karen E. Kohler, Chief Operations Officer/ Chief Compliance Officer	None

D. Kevin McCreesh, CFA, Chief Investment Officer,	None

Kenneth W. Burgess, CFA, Portfolio Manager	None

Ronald M. Mushock, CFA, Portfolio Manager	None

Joseph M. Sharma, CFA, Portfolio Manager	None

Eoin E. Middaugh, CFA, Portfolio Manager	None

Aman Patel, Equity Analyst	None

Name and Position with Systematic	Name of Other Company	Position with Other Company
Jakov Stipanov, CFA, Equity Analyst	None

Rick Plummer, CFA, Equity Analyst	None

W. Ryan Wick, Equity Analyst	None

Tom LaBarbera Jr., Equity Analyst	None

Ross O’Toole, CFA, Equity Analyst	None

Brian Kostka, CFA, Equity Analyst	None

Matthew Tangel, Equity Analyst	None

Christopher Lippincott, Jr., Equity Analyst	None

TCW Investment Management Company (“TCW”) is a sub-adviser for the Registrant’s Multi-Manager Mid Cap Fund. The principal business address of TCW is 865 South Figueroa Street, Los Angeles, CA. TCW is an investment adviser registered under the Advisers Act.

Name and Position with TCW	Name of Other Company	Position with Other Company
Robert D. Beyer, Chief Executive Officer	Allstate Corporation,	Board Member
	The Kroger Co.,	Board Member

	The MLA Sports, LLC	Board Member

Jeffrey Gundlach, Chief Investment Officer	None

Patrick R. Pagni, Executive Vice President	Aedian (formerly Sys-Com Group)	Board Member
	SGAM Inc.	Board Member

	Sys-Com Group (now: Aedian)	Board Member

Michael E. Cahill, Group Managing Director/ General Counsel	Constitutional Rights Foundation Southwestern University School of Law	Board Member Board Member

Name and Position with TCW	Name of Other Company	Position with Other Company
David S. DeVito, Group Managing Director/ Chief Financial Officer	Archdiocese of Los Angeles Loyola High School	Board Member Board Member

	YMCA of Metropolitan L.A.	Board Member

Jeffrey B. Anderson, Managing Director	None

Peter A. Brown, Managing Director, Tax	None

Joseph M. Burschinger, Managing Director/ Chief Risk Officer	None

Jeannie Finkel, Managing Director	None

Erin K. Freeman, Managinh Director, Corporate Communications	None

Hilary G. D. Lord, Managing Director, Compliance	None

Ned Moran, Managing Director, Technology	None

Michael P. Reilly, Managing Director and Director of U.S. Equity Research	None

Robert A. Day, Chairman	Claremeont McKenna College	Board Member
	Foley Timer & Land Co.	Board Member

	Freeport McMoran Copper/Gold	Board Member

	Societe Generale	Board Member

	Syntroleum Corporation	Board Member

	WM Keck Foundation	Board Member

	Willametta K. Day Foundation	Board Member

Name and Position with TCW	Name of Other Company	Position with Other Company
Thomas E. Larkin, Jr., Vice Chairman	Archdiocese of Los Angeles Automobile Club of Southern CA Children’s Hospital of L.A.	Board Member Board Member Board Member

	LA84 Foundation (fka: Amateur Athletic Foundation)	Board Member

	Loyola Marymount University University of Notre Dame	Board Member Board Member

Marc I. Stern, Vice Chairman	California Institute of Technology Qualcomm, Incorporated	Board Member Board Member

Tradewinds Global Investors, LLC (“Tradewinds”) is a sub-adviser for the Registrant’s Multi-Manager International Equity Fund. The principal business address of Tradewinds is 2049 Century Park East, 20th Floor, Los Angeles, CA 90067. Tradewinds is an investment adviser registered under the Advisers Act.

Name and Position with Tradewinds	Name of Other Company	Position with Other Company
David Iben , CFA, Executive Managing Director, CIO, Executive Committee Member	None

Michael Mendez, Executive Managing Director, President, Executive Committee Member	None

Paul Hechmer, Managing Director, Executive Committee Member	None

Constance Lawton, Managing Director, COO, Executive Committee Member	Bear Stearns	Senior Managing Director, Global Equity Product Manager

Emily Alejos, CFA, Managing Director	Credit Suisse	Director, Portfolio Manager

Name and Position with Tradewinds	Name of Other Company	Position with Other Company
Peter Boardman, Managing Director	None

Ariane Mahler, Managing Director	Credit Suisse	Director, Analyst

Michael Mullane, CFA, Managing Director	None

Nathaniel Velarde, Managing Director, Director of Research	None

Sally Yanchus, Managing Director	None

Alberto Jimenez Crespo, CFA, Senior Vice President	None

Jane Crist, Senior Vice President, General Counsel and CCO	Jane Katz Crist, a professional corporation	Private Practice

Michael Hart, CFA, Senior Vice President	Hemisphere Asset Management	President

Isabel Satra, Senior Vice President	None

Stephen Smith, Senior Vice President	None

Carl White, CFA	None

UBS Global Asset Management-Americas (“UBS”) is a sub-adviser for the Registrant’s Multi-Manager International Equity Fund. The principal business address of UBS is One North Wacker Drive, Chicago, IL 60606. UBS is an investment adviser registered under the Advisers Act.

Name and Position with UBS	Name of Other Company	Position with Other Company
Brian David Singer, Chief Investment Officer and Director	None

Kai Reiner Sotorp, President and Director	None

Mark Frederick Kemper, Secretary and Chief Legal Officer	None

Name and Position with UBS	Name of Other Company	Position with Other Company
Joseph Michael McGill, Chief Compliance Officer	None

John Cyril Moore, Chief Financial Officer and Director	None

Barry Mitchell Mardinach, Director	None

William Blair & Company, LLC (“William Blair”) is a sub-adviser for the Registrant’s Multi-Manager Small Cap Fund and Multi-Manager International Equity Fund. The principal business address of William Blair is 222 West Adams Street, Chicago, IL. William Blair is an investment adviser registered under the Advisers Act.

Name and Position with William Blair	Name of Other Company	Position with Other Company
Timothy L.Burke, CFO	None

Edgar D. Coolidge, III Vice Chairman	None

John R. Ettelson, President, CEO	None

Richard D. Gottfred, SROP	None

William G. Grieg, Principal	None

Edgar D. Jannotta, Chairman	Aon Corp. ComEd Grifols, S.A. Molex	Director Director Director Director

Richard P. Kiphart, Executive Committee Member	Advanced Biotherapy Lime Energy (formerly Electric City Corp.) Nature Vision Inc.	Director Director Director

Name and Position with William Blair	Name of Other Company	Position with Other Company
James D. McKinney, Executive Committee	None

Robert D. Newman, Executive Committee	None

Michelle R. Seitz-Musolino, Executive Committee	None

Richard W. Smirl, Principal, Investment Advisor CCO	None

Kenneth Wagner, Broker-Dealer CCO	None

Arthur Simon, Principal, General Counsel	None

Stephen Campbell, Director of Operations	None

Item 27.	Principal Underwriters

a.	Northern Funds Distributors, LLC (“the Distributor”) acts as principal underwriter for the following investment companies as of March 31, 2009:

Northern Institutional Funds

The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or “FINRA.” The Distributor has its principal business address at 10 High Street, Suite 302, Boston, Massachusetts 02110.

b.	Northern Funds Distributors, LLC (“the Distributor”) is a wholly-owned subsidiary of Foreside Distributors, LLC and an indirect wholly-owned subsidiary of Foreside Financial Group, LLC. The Distributor is a single-member, Wisconsin, limited liability company. As such, it does not have a board of directors.

The following is a list of the directors and executive officers of the Distributor:

Name	Address	Position(s) with Distributor
Mark S. Redman	690 Taylor Road Gahanna, OH 43230	President and Manager

Jennifer Hoopes	Three Canal Plaza Portland, ME 04101	Secretary

Linda C. Carley	10 High Street Boston, MA 02110	Assistant Chief Compliance Officer

Wayne A. Rose	10 High Street Boston, MA 02110	Chief Compliance Officer

James E. (Ed) Pike	690 Taylor Road Gahanna, OH 43230	Financial and Operations Principal

Richard J. Berthy	Three Canal Plaza Portland, ME 04101	Treasurer, Vice President, Assistant Secretary

c.	Not Applicable.

Item 28.	Location of Accounts and Records

The Agreement and Declaration of Trust, By-Laws and minute books of the Registrant and all other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company and NTI, each located at 50 South LaSalle Street, Chicago, Illinois 60603. Records for Northern Funds Distributors, LLC, the distributor, are located at 10 High Street, Suite 302, Boston, Massachusetts 02110.

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 64 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 31st day of March, 2009.

NORTHERN FUNDS

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 64 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Lloyd A. Wennlund	President (Principal	March 31, 2009
Lloyd A. Wennlund	Executive Officer)

/s/ Randal Rein	Treasurer	March 31, 2009
Randal Rein	(Principal Financial Officer and Principal Accounting Officer)

/s/ William L. Bax	Trustee	March 31, 2009
William L. Bax

/s/ Edward J. Condon, Jr.	Trustee	March 31, 2009
Edward J. Condon, Jr.

/s/ Sharon Gist Gilliam	Trustee	March 31, 2009
Sharon Gist Gilliam

/s/ Sandra Polk Guthman	Trustee	March 31, 2009
Sandra Polk Guthman

/s/ Michael H. Moskow	Trustee	March 31, 2009
Michael H. Moskow

/s/ Stephen N. Potter	Trustee	March 31, 2009
Stephen N. Potter

/s/ Mary Jacobs Skinner	Trustee	March 31, 2009
Mary Jacobs Skinner

/s/ Richard P. Strubel	Trustee	March 31, 2009
Richard P. Strubel

/s/ Casey J. Sylla	Trustee	March 31, 2009
Casey J. Sylla

EXHIBIT INDEX

(d)(26)	Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc. and Northern Trust Investments, N.A.

(d)(27)	Form of Addendum No. 3 to the Amended and Restated Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc. and Northern Trust Investments, N.A.

(d)(58)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Axiom International Investors, LLC

(d)(59)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and PanAgora Asset Management, Inc.

(d)(60)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Westwood Global Investments, LLC

(d)(61)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Cohen & Steers Capital Management, Inc.

(d)(62)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and EII Realty Securities Inc.

(d)(63)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and ING Clarion Real Estate Securities, LP

(e)(1)	Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated January 1, 2009

(e)(2)	Form of Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC

(g)(24)	Form of Addendum No. 23 to the Custodian Agreement between Registrant and The Northern Trust Company

(h)(29)	Form of Addendum No. 28 to the Transfer Agency Agreement

(h)(33)	Administration Agreement among Registrant and Northern Trust Investments, N.A. dated January 1, 2009

(h)(34)	Form of Amended and Restated Schedule A to the Administration Agreement by and between Northern Funds and Northern Trust Investments, N.A.

(i)(1)	Opinion of Drinker Biddle & Reath LLP

(j)(1)	Consent of Drinker Biddle & Reath LLP

(l)(32)	Form of Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Ultra-Short Fixed Income Fund

(l)(33)	Form of Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Tax-Advantaged Ultra-Short Fixed Income Fund

(p)(22)	Code of Ethics of Axiom International Investors, LLC, dated March 31, 2008

(p)(23)	Code of Ethics of PanAgora Asset Management, Inc., dated December 5, 2008

(p)(24)	Code of Ethics of Westwood Global Investments, LLC, dated October 2008

(p)(25)	Code of Ethics of Cohen & Steers Inc., dated September 2008

(p)(26)	Code of Ethics of EII Realty Securities Inc., dated July 27, 2007

(p)(27)	Code of Ethics of ING Clarion Real Estate Securities, LP, revised December 31, 2008